UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2018

Date of reporting period: 06/30/2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

1-888-702-2307

State Farm VP Management Corp.

Customer Service Representatives are available

8:00 a.m. until 5:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-888-702-2307) for a prospectus containing this and other information. Read it carefully.

Investing involves risk, including potential for loss.

Issued by:

State Farm Life Insurance Company

(Not licensed in MA, NY, or WI)

State Farm Life and Accident Assurance Company

(Licensed in NY and WI)

Home Office, Bloomington, Illinois

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

statefarm.com®

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2018, for the State Farm Variable Product Trust (“the Trust”). We encourage your review and consideration of this entire report.

While changes in the markets, either positive or negative, are part of investing, State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk.1 We believe individuals increase their chance for investment success by remaining focused on their long-term goals and maintaining an appropriate asset allocation mix.2

Market Review

During the 6-month period ended June 30, 2018, the U.S. equity markets experienced positive returns while the fixed income results were mixed and international equity returns turned negative.

Beginning the calendar year at 2,673, the S&P 500 Index3 hit a period and new historical closing price high of 2,872 on January 26. That record was followed shortly thereafter by a period low of 2,581 on February 8, after which the index staged a series of uneven climbs and pullbacks before finishing at 2,718. During this 6-month timeframe, U.S. equities entered the 10th year of their current bull market run, while the S&P 500 posted a 2.65% total return, including dividends.

As illustrated in the accompanying table, in addition to the 2.65% total return from large-cap stocks (as represented by the S&P 500 Index), mid-cap stocks (as represented by the Russell Midcap Index4) and small cap stocks (as represented by the Russell 2000® Index5) returned 2.35% and 7.66%, respectively, for the 6-month period ended June 30, 2018.

Rising corporate earnings, increasing consumer confidence, and historically low unemployment levels positively influenced the U.S. equity markets during this time, but these factors were partially offset by rising geopolitical tension, inflationary concerns, and interest rate increases.

Major Market Indices	Year-to-Date Total Return as of 6/30/2018
S&P 500 Index	2.65%
Russell Midcap Index	2.35%
Russell 2000 Index	7.66%
MSCI EAFE Free Index	-2.75%
MSCI All Country World Index ex-U.S. Index	-3.77%
MSCI Emerging Markets Index	-6.66%
Bloomberg Barclays U.S. Intermediate Government/Credit Index	-0.98%

Supported by increasing consumer confidence levels during a solid 2017 holiday shopping season, stocks moved higher early in the period after shrugging off the Federal Reserve’s (the “Fed”) December interest rate hike. Equities rose unevenly until late January when fears of inflation helped lead to a sharp pullback. Stocks rebounded by the end of February, but experienced additional volatility in March upon digesting other news, including the Trump administration introducing tariffs on steel and aluminum imports and the Fed voting to raise rates once again. Market volatility was present throughout the remainder of the 6-month period, as among other factors, stocks were impacted by threats of an ensuing trade war between the U.S. and its trading partners, as well as higher oil prices in April that contributed to a return of inflationary concerns. However, stocks still managed to finish April slightly higher, as reports of robust first-quarter corporate earnings positively influenced U.S. equity markets. These profits were, in part, influenced by the Tax Cuts and Jobs Act that became law in December 2017, which reduced the corporate tax rate. In May, earnings strength continued and U.S. unemployment fell to 3.8%, its lowest level in eighteen years. The Fed voted to raise rates once again in June, citing dynamics such as smoothly progressing economic growth, a strengthening labor market, and inflation hovering around the Fed’s inflation target. The evidence of a healthier U.S. economy helped domestic equities finish the 6-month period with modest gains, despite the aforementioned concerns over rising inflation, protectionist trade policy, and less accommodative global monetary policy that had investors worried about a potential economic slowdown outside the U.S.

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3

Source: Standard and Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4

Source: Bloomberg. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5

Source: Bloomberg. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

While 2017 was a banner year for the global economy, which grew at its fastest pace since 2011, international equity returns turned negative for the first half of 2018. Global economic growth slowed to 1.6% in the first quarter of the year, while the rise in U.S. bond yields and global trade concerns were factors that negatively influenced the international markets throughout the time period. Through June 2018, the MSCI EAFE Free® Index, MSCI All Country World Index (ACWI) ex-U.S. Index and MSCI Emerging Markets Index provided total returns of –2.75%, –3.77%, and –6.66%, respectively.6 Within the MSCI EAFE Free Index, Finland paced top performers with a 9.66% return, while Austria turned in the lowest at –8.69%. Emerging market equities began the year in positive territory but soon took a turn to the negative as rising interest rates in the United States contributed to a reversal in capital flows away from many emerging market countries and a rising dollar made the servicing of dollar denominated debt more costly. Turkey was the worst performer in the MSCI Emerging Markets Index, posting a –29.61% return.7 That return was partially influenced by the depreciating Turkish Lira, which has been negatively influenced by concerns regarding the monetary policy of the country’s president, who was reelected in June. Throughout the international markets, increasing concerns over a trade war between the U.S. and its trading partners, among other factors, dampened international equity returns during the time period ended June 30, 2018.

Among major fixed income indices, the Bloomberg Barclays Intermediate U.S. Government/Credit Index posted a total return of –0.98%, as price decreases offset bond coupon income.8 Both short-term (3-month) and long-term (10-year) U.S. Treasury yields increased, the latter of which hit a high of 3.11% in May — its highest level in four years — on the backdrop of a healthier U.S. economy and an increase in inflationary expectations.9 Despite the increase in long-term rates, the Treasury yield curve flattened. The spread between short and long-term yields tightened as short-term rates increased more during the period, influenced in part by the Fed’s interest rate hike in December and two subsequent hikes in March and June. Beginning the 6-month timeframe at 1.39% and 2.40% respectively, the yields on the 3-month and 10-year Treasury instruments finished the period higher at 1.93% and 2.85%.

6

Source: Bloomberg. The MSCI Europe, Australasia and Far East Free (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, Israel, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2018, the MSCI ACWI ex-U.S. Index consisted of 45 developed and emerging market country indices. The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including, but not limited to, higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	Returns are reported in U.S. dollar terms for the MSCI EAFE Free Index, MSCI ACWI ex-US Index, and MSCI Emerging Markets Index.

8

Source: Bloomberg. The Bloomberg Barclays Intermediate U.S. Government/Credit Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least $250 million. It is not possible to invest directly in an index. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

9

Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A2-year U.S. Treasury Note and a 10-year U.S. Treasury Note are debt obligations issued by the U.S. Treasury with maturities of 2 and 10 years, respectively, and that pay interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

On May 23, 2018, the Board of Trustees for the Trust consented to seek policyholder approval of a proposed liquidation of three funds and proposed merger of the six remaining funds within the Trust with similar BlackRock funds. We encourage you to read the proxy materials and provide your voting instructions on or before the date of the shareholder meeting on September 14, 2018. Please refer to the Notes to Financial Statements later in this report for details concerning the proposed liquidation and proposed merger.

On behalf of the entire State Farm Variable Products team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Variable Product Trust Large Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and security type and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 14 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Large Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 10 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Stock and Bond Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[2]
Large Cap Equity Fund
Actual	1,000.00	1,039.33	0.68%	3.44
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.68%	3.41

Small/Mid Cap Equity Fund
Actual	1,000.00	1,075.80	0.61%	3.14
Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61%	3.06

International Equity Fund
Actual	1,000.00	1,014.44	1.00%	4.99
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

Large Cap Equity Index Fund
Actual	1,000.00	1,025.47	0.14%	0.70
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.14%	0.70

Small Cap Equity Index Fund
Actual	1,000.00	1,075.49	0.23%	1.18
Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23%	1.15

International Equity Index Fund
Actual	1,000.00	971.99	0.23%	1.12
Hypothetical (5% return before expenses)	1,000.00	1,023.65	0.23%	1.15

Stock and Bond Balanced Fund[3]
Actual	1,000.00	1,009.37	0.00%	0.00
Hypothetical (5% return before expenses)	1,000.00	1,024.79	0.00%	0.00

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[2]
Bond Fund
Actual	1,000.00	981.31	0.59%	2.90
Hypothetical (5% return before expenses)	1,000.00	1,021.87	0.59%	2.96

Money Market Fund
Actual	1,000.00	1,006.67	0.20%	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20%	1.00

1

This expense example reflects only the underlying Fund fees. As an owner of an interest in an Account you do not directly own shares of an underlying Fund. Instead, you allocate premiums to a subaccount of the Account and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in an Account also is subject to contract level fees and expenses that are not included in this expense example.

2	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3	The annualized expense ratio and expenses paid for the Stock and Bond Balanced fund do not reflect acquired fund fees and expenses.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 15, 2018, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), on behalf of its nine separate series (each, a “Fund,” and together, the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and BlackRock Fund Advisors (“BlackRock”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Westwood Management Corp. (“Westwood”) with respect to the Large Cap Equity Fund, (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, and (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the Small/Mid Cap Equity Fund and the Large Cap Equity Fund. Together, the sub-advisory agreements between SFIMC and BlackRock, Westwood, Marsico, Northern Cross and Bridgeway will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for six of the Funds. With respect to the Small/Mid Cap Equity Fund, Bridgeway sub-advises approximately 50% of the Fund’s portfolio and SFIMC invests the other 50% of that Fund’s portfolio. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund.

The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway (approximately one-half of the portfolio)
International Equity Fund	Marsico and Northern Cross
Large Cap Equity Index Fund	BlackRock
Small Cap Equity Index Fund	BlackRock
International Equity Index Fund	BlackRock

Prior to the June 15, 2018 meeting, independent legal counsel to the Independent Trustees sent BlackRock, Westwood, Marsico, Northern Cross and Bridgeway (collectively, the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 15th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Variable Product Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees also considered contract review materials at meetings held on March 16, 2018 and May 23, 2018, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered the various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, as well as returns for the appropriate Morningstar Category Average composite, which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications. The performance of the Funds is discussed below for certain periods (three-, five- and 10-year periods) ending on March 31, 2018.

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, with each Fund having a minimal level of tracking error. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Large Cap Equity Fund, Small/Mid Cap Equity Fund and International Equity Fund, including as compared to their applicable Morningstar Category Average composites. The Board noted that over the previous one-year period, the relative performance of the Large Cap Equity Fund and the International Equity Fund had improved. The Board considered the performance of the Small/Mid Cap Equity Fund, which lagged during the three-, five- and ten-year time periods ended March 31, 2018. SFIMC management explained that it had attempted to address the relative underperformance of the Small/Mid Cap Equity Fund in April 2017 when it terminated a previous sub-adviser to a portion of the fund. Since May 1, 2017, that portion of the Small/Mid Cap Equity Fund has been invested in shares of the BlackRock iShares Core S&P Mid-Cap ETF, which has helped relative performance of the Small/Mid Cap Equity Fund. SFIMC noted that the relative performance of the Small/Mid Cap Equity Fund had improved over the one-year period ended March 31, 2018. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund. The performance of the Bond Fund lagged its Morningstar Category Average composite over the one-, three-, five- and ten-year time frames. SFIMC explained that this underperformance largely was the result of the market environment where higher-risk, lower credit-quality bonds outperformed relative to the lower-risk, higher credit-quality bonds. Moreover, during these time periods, longer duration bonds outperformed shorter duration bonds, which hurt the relative performance of the Bond Fund. The Board also considered that the Bond Fund’s performance had improved during the year-to-date. After extensive discussion of this and other performance information, the Board concluded that in light of the information provided and the Bond Fund’s improved recent performance, the investment performance of the Bond Fund over the periods reviewed was acceptable.

The Board reviewed the performance of the Money Market Fund and the Stock and Bond Balanced Fund. The Strategic Insight Report indicated that the overall recent performance of the Money Market Fund was competitive with the Fund’s Morningstar Category Average composite. The Board considered also that the Stock and Bond Balanced Fund ranked in the first quartile of its performance category for the three-, five- and ten-year periods. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures and evaluated the relative rankings of each Fund’s net total, net management and net operating expenses. SFIMC management also previously had explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts to which the Funds are sold. The Board also took note that SFIMC did not manage any institutional client, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board considered that none of the Funds were subject to net total expenses that were in the fourth quartile of net total expenses of the peer group of funds as compiled by Strategic Insight. The Board concluded that the advisory and sub-advisory fees which directly or indirectly are part of each Fund’s fee structure and expense ratio were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Variable Product Trust. Finally, the Board considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by a Fund as the Fund increases in size (an arrangement commonly known as “breakpoints”) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. The Board considered that the Advisory Agreement and the Sub-Advisory Agreements include breakpoints for several of the Funds. The Board also noted that, to achieve certain breakpoints, assets of certain Funds are aggregated with assets of mutual funds from another trust advised by SFIMC. Despite the breakpoints that exist in the Advisory and Sub-Advisory Agreements, SFIMC management does not anticipate that the Funds will experience significant new economies of scale. SFIMC management does not anticipate significant increases in the Funds’ assets because State Farm currently is not selling new variable insurance policies, the separate accounts of which invest in the Funds. Any potential future growth of Fund assets could result from market appreciation of the Funds’ assets and/or existing State Farm variable insurance policyholders’ making additional contributions into those policies.

The Board next discussed whether SFIMC or a Sub-Adviser derives (or would derive) any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. The Board noted that BlackRock, as sub-adviser, may select a broker that is an affiliated person of BlackRock to execute securities transactions for the Funds sub-advised by BlackRock. When this occurs, a Fund sub-advised by BlackRock will pay brokerage commissions to an affiliated person of BlackRock. Other than potentially paying brokerage commissions to an affiliated person of BlackRock, SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that SFIMC or a Sub-Adviser (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Variable Product Trust, particularly because other than noted above, these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to minimize conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2019, and

•	Continuation of each Sub-Advisory Agreement through June 30, 2019.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (96.94%)
Consumer Discretionary (8.70%)
Amazon.com Inc. (a)	500	$849,900
Comcast Corp. Class A	35,100	1,151,631
Domino’s Pizza Inc.	2,100	592,557
Home Depot Inc., The	4,700	916,970
Lear Corp.	2,800	520,268
Marriott International Inc. Class A	3,600	455,760
Netflix Inc. (a)	3,200	1,252,576
Target Corp.	4,800	365,376
Toll Brothers Inc.	9,200	340,308
Walt Disney Co., The	7,825	820,138

		7,265,484

Consumer Staples (7.58%)
Campbell Soup Co.	8,500	344,590
Coca-Cola Co., The	9,500	416,670
Colgate-Palmolive Co.	11,300	732,353
Constellation Brands Inc. Class A	2,000	437,740
Estee Lauder Companies Inc. Class A, The	3,500	499,415
General Mills Inc.	23,060	1,020,636
Hormel Foods Corp.	23,425	871,644
Kellogg Co.	6,300	440,181
PepsiCo Inc.	6,400	696,768
Sysco Corp.	6,700	457,543
Walgreens Boots Alliance Inc.	7,000	420,105

		6,337,645

Energy (3.57%)
Chevron Corp.	6,240	788,923
Diamondback Energy Inc.	6,365	837,443
EOG Resources Inc.	6,750	839,903
Halliburton Co.	11,515	518,866

		2,985,135

Financials (12.37%)
Arthur J. Gallagher & Co.	11,265	735,379
Bank of America Corp.	43,470	1,225,419
BB&T Corp.	7,855	396,207
Capital One Financial Corp.	4,600	422,740
Chubb Ltd.	5,200	660,504
Intercontinental Exchange Inc.	11,500	845,825
Jefferies Financial Group Inc.	15,500	352,470
JPMorgan Chase & Co.	12,140	1,264,988
Morgan Stanley	13,255	628,287
Progressive Corp., The	7,500	443,625
Reinsurance Group of America Inc.	2,100	280,308
S&P Global Inc.	2,300	468,947
State Street Corp.	4,500	418,905
U.S. Bancorp	14,100	705,282
Wells Fargo & Co.	13,275	735,966
Western Alliance Bancorp (a)	13,300	752,913

		10,337,765

Health Care (14.13%)
Abbott Laboratories	15,950	972,791

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AbbVie Inc.	6,500	$602,225
ABIOMED Inc. (a)	2,100	859,005
Align Technology Inc. (a)	2,600	889,564
Becton, Dickinson and Co.	3,600	862,416
Cigna Corp.	1,900	322,905
CVS Health Corp.	12,400	797,940
Gilead Sciences Inc.	5,800	410,872
HCA Healthcare Inc.	5,100	523,260
IDEXX Laboratories Inc. (a)	3,400	740,996
Johnson & Johnson	10,300	1,249,802
Medtronic PLC	11,815	1,011,482
Mettler-Toledo International Inc. (a)	900	520,767
UnitedHealth Group Inc.	6,171	1,513,993
Vertex Pharmaceuticals Inc. (a)	3,100	526,876

		11,804,894

Industrials (12.47%)
American Airlines Group Inc.	9,000	341,640
Boeing Co., The	5,695	1,910,729
Caterpillar Inc.	2,900	393,443
FedEx Corp.	5,400	1,226,124
General Dynamics Corp.	4,140	771,737
Honeywell International Inc.	8,600	1,238,830
Huntington Ingalls Industries Inc.	2,600	563,654
Rollins Inc.	9,200	483,736
Toro Co., The	5,900	355,475
TransUnion	8,000	573,120
Union Pacific Corp.	6,600	935,088
United Continental Holdings Inc. (a)	6,100	425,353
United Rentals Inc. (a)	5,300	782,386
Waste Management Inc.	5,100	414,835

		10,416,150

Information Technology (25.63%)
Accenture PLC Class A	2,700	441,693
Adobe Systems Inc. (a)	1,800	438,858
Alphabet Inc. Class A (a)	714	806,242
Amdocs Ltd.	11,300	747,947
Amphenol Corp. Class A	5,000	435,750
Apple Inc.	4,900	907,038
Applied Materials Inc.	17,500	808,325
Arista Networks Inc. (a)	1,700	437,733
Booz Allen Hamilton Holding Corp.	17,861	781,062
Broadcom Inc.	3,035	736,412
Cadence Design Systems Inc. (a)	13,000	563,030
Cognex Corp.	5,800	258,738
DXC Technology Co.	4,200	338,562
Electronic Arts Inc. (a)	2,600	366,652
GoDaddy Inc. Class A (a)	5,200	367,120
Intel Corp.	9,100	452,361
Intuit Inc.	4,100	837,651
IPG Photonics Corp. (a)	1,500	330,945
KLA-Tencor Corp.	3,900	399,867
Lam Research Corp.	6,700	1,158,095
Mastercard Inc. Class A	2,900	569,908

12	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Microchip Technology Inc.	4,500	$409,275
Micron Technology Inc. (a)	15,300	802,332
Microsoft Corp.	10,625	1,047,731
Motorola Solutions Inc.	8,050	936,779
NVIDIA Corp.	3,500	829,150
ON Semiconductor Corp. (a)	23,000	511,405
Oracle Corp.	16,000	704,960
Red Hat Inc. (a)	2,400	322,488
ServiceNow Inc. (a)	5,900	1,017,573
SS&C Technologies Holdings Inc.	4,200	217,980
Take-Two Interactive Software Inc. (a)	3,900	461,604
Texas Instruments Inc.	6,200	683,550
Total System Services Inc.	5,000	422,600
VeriSign Inc. (a)	3,600	494,712
Western Digital Corp.	4,800	371,568

		21,417,696

Materials (3.69%)
Avery Dennison Corp.	3,700	377,770
Ecolab Inc.	3,000	420,990
LyondellBasell Industries NV Class A	4,000	439,400
Packaging Corporation of America	3,600	402,444
Sherwin-Williams Co., The	2,095	853,859
Southern Copper Corp.	12,500	585,875

		3,080,338

Real Estate (3.20%)
Equity LifeStyle Properties Inc.	5,400	496,260
Extra Space Storage Inc.	4,600	459,126
Public Storage	4,000	907,440
Simon Property Group Inc.	4,775	812,657

		2,675,483

Telecommunication Services (2.23%)
AT&T Inc.	43,420	1,394,216
T-Mobile US Inc. (a)	7,800	466,050

		1,860,266

Utilities (3.37%)
ALLETE Inc.	5,645	436,979
CMS Energy Corp.	17,055	806,361
NextEra Energy Inc.	4,875	814,271
WEC Energy Group Inc.	11,700	756,405

		2,814,016

Total Common Stocks
(cost $64,305,029)		80,994,872

	Shares	Value
Short-term Investments (3.10%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.79% (b)	2,592,921	$2,592,921

Total Short-term Investments
(cost $2,592,921)		2,592,921

TOTAL INVESTMENTS (100.04%)
(cost $66,897,950)		83,587,793
LIABILITIES, NET OF OTHER ASSETS (-0.04%)		(36,083)

NET ASSETS (100.00%)		$83,551,710

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

See accompanying notes to financial statements.	13

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (50.24%)
Consumer Discretionary (7.19%)
American Axle & Manufacturing Holdings Inc. (a)	26,700	$415,452
Big 5 Sporting Goods Corp.	21,600	164,160
Caleres Inc.	6,700	230,413
Conn’s Inc. (a)	11,800	389,400
Dana Inc.	17,100	345,249
Fossil Group Inc. (a)	40,100	1,077,487
KB Home	15,500	422,220
LGI Homes Inc. (a)	7,200	415,656
Modine Manufacturing Co. (a)	8,000	146,000
Office Depot Inc.	113,300	288,915
Tailored Brands Inc.	19,400	495,088
Tower International Inc.	13,500	429,300
Weight Watchers International Inc. (a)	8,800	889,680

		5,709,020

Consumer Staples (1.81%)
Darling Ingredients Inc. (a)	21,500	427,420
Dean Foods Co.	28,000	294,280
Sanderson Farms Inc.	4,600	483,690
SUPERVALU Inc. (a)	11,342	232,738

		1,438,128

Energy (4.43%)
Arch Coal Inc. Class A	4,500	352,935
California Resources Corp. (a)	31,900	1,449,536
Cloud Peak Energy Inc. (a)	75,200	262,448
Denbury Resources Inc. (a)	64,600	310,726
Par Pacific Holdings Inc. (a)	10,000	173,800
Rowan Companies PLC Class A (a)	34,800	564,456
W&T Offshore Inc. (a)	56,700	405,405

		3,519,306

Financials (12.59%)
American Equity Investment Life Holding Co.	23,200	835,200
Argo Group International Holdings Ltd.	8,740	508,231
Banco Latinoamericano de Comercio Exterior SA	12,300	302,703
Banner Corp.	6,300	378,819
Capitol Federal Financial Inc.	25,400	334,264
CNO Financial Group Inc.	11,500	218,960
Enova International Inc. (a)	13,900	508,045
Enstar Group Ltd. (a)	1,800	373,140
FBL Financial Group Inc. Class A	5,100	401,625
First BanCorp (a)	76,300	583,695
Flagstar Bancorp Inc. (a)	9,800	335,748
Investors Bancorp Inc.	36,100	461,719
Kearny Financial Corp.	30,700	412,915
National Western Life Group Inc. Class A	1,500	460,890
Nationstar Mortgage Holdings Inc. (a)	29,400	515,382
Ocwen Financial Corp. (a)	98,200	388,872
Provident Financial Services Inc.	14,400	396,432
Selective Insurance Group Inc.	14,000	770,000

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Stifel Financial Corp.	7,800	$407,550
Tristate Capital Holdings Inc. (a)	19,500	508,950
Walker & Dunlop Inc.	12,600	701,190
Washington Trust Bancorp Inc.	3,300	191,730

		9,996,060

Health Care (2.96%)
Community Health Systems Inc. (a)	25,700	85,324
Enanta Pharmaceuticals Inc. (a)	3,400	394,060
LHC Group Inc. (a)	7,200	616,248
Magellan Health Inc. (a)	5,500	527,725
Triple-S Management Corp. Class B (a)	18,600	726,516

		2,349,873

Industrials (6.84%)
Acco Brands Corp.	34,200	473,670
Aircastle Ltd.	15,000	307,500
Albany International Corp. Class A	4,300	258,645
EMCOR Group Inc.	5,400	411,372
Federal Signal Corp.	18,400	428,536
GATX Corp.	9,600	712,608
Greenbrier Companies Inc., The	9,600	506,400
Meritor Inc. (a)	23,000	473,110
Moog Inc. Class A	2,200	171,512
SkyWest Inc.	13,300	690,270
Spartan Motors Inc.	24,700	372,970
Sterling Construction Company Inc. (a)	31,600	411,748
Triton International Ltd. of Bermuda	7,000	214,620

		5,432,961

Information Technology (5.15%)
AVX Corp.	22,200	347,874
CTS Corp.	7,700	277,200
ePlus inc. (a)	5,600	526,960
Rosetta Stone Inc. (a)	15,000	240,450
Sanmina Corp. (a)	20,400	597,720
Systemax Inc.	12,400	425,692
Tech Data Corp. (a)	3,800	312,056
TTM Technologies Inc. (a)	20,200	356,126
Unisys Corp. (a)	30,600	394,740
Vishay Intertechnology Inc.	26,100	605,520

		4,084,338

Materials (2.30%)
Ryerson Holding Corp. (a)	35,300	393,595
SunCoke Energy Inc. (a)	41,800	560,120
Verso Corp. Class A (a)	22,000	478,720
Warrior Met Coal Inc.	14,200	391,494

		1,823,929

Real Estate (4.11%)
CBL & Associates Properties Inc.	47,000	261,790
Cousins Properties Inc.	50,800	492,252
Education Realty Trust Inc.	10,000	415,000

14	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Global Net Lease Inc.	22,200	$453,546
Healthcare Realty Trust Inc.	12,700	369,316
Select Income REIT	21,900	492,093
Sunstone Hotel Investors Inc.	22,600	375,612
Washington Prime Group Inc.	50,100	406,311

		3,265,920

Telecommunication Services (1.37%)
Intelsat SA (a)	61,900	1,031,254
Windstream Holdings Inc. (a)	9,960	52,489

		1,083,743

Utilities (1.49%)
ALLETE Inc.	4,700	363,827
NorthWestern Corp.	6,400	366,400
ONE Gas Inc.	6,000	448,440

		1,178,667

Total Common Stocks
(cost $31,728,218)		39,881,945

Exchange-Traded Funds (47.78%)
iShares Core S&P Mid-Cap ETF	194,704	37,924,445

Total Exchange-Traded Funds
(cost $33,670,922)		37,924,445

Short-term Investments (1.81%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.79% (b)	1,436,779	1,436,779

Total Short-term Investments
(cost $1,436,779)		1,436,779

TOTAL INVESTMENTS (99.83%)
(cost $66,835,919)		79,243,169
OTHER ASSETS, NET OF LIABILITIES (0.17%)		134,047

NET ASSETS (100.00%)		$79,377,216

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

See accompanying notes to financial statements.	15

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (95.07%)
Australia (1.39%)
Domino’s Pizza Enterprises Ltd.	20,288	$783,534

Austria (0.72%)
Bawag Group AG (b)	8,702	404,881

Belgium (2.20%)
Anheuser-Busch InBev SA/NV	12,307	1,241,344

Brazil (0.29%)
Ambev SA	4,900	22,732
Ambev SA ADR	4,880	22,594
PagSeguro Digital Ltd. Class A (c)	4,317	119,797

		165,123

Canada (2.19%)
Constellation Software Inc.	783	607,240
Dollarama Inc.	16,227	629,010

		1,236,250

Chile (0.02%)
Liberty Latin America Ltd. Class A (c)	324	6,195
Liberty Latin America Ltd. Class C (c)	383	7,423

		13,618

China (4.58%)
58.com Inc ADR (c)	2,870	199,006
Alibaba Group Holding Ltd. Sponsored ADR (c)	10,288	1,908,733
Ctrip.com International Ltd. ADR (c)	10,129	482,444

		2,590,183

Colombia (2.86%)
Bancolombia SA Sponsored ADR	6,623	316,447
Cementos Argos SA	50,144	167,656
Grupo Argos SA	60,516	410,040
Grupo Aval Acciones y Valores SA ADR	32,971	273,330
Grupo de Inversiones Suramericana	34,810	446,549

		1,614,022

Denmark (0.66%)
Novo Nordisk A/S Class B	8,098	374,051

France (9.42%)
AXA SA	15,958	389,914
Compagnie Generale des Etablissements Michelin	3,501	423,544
Essilor International SA	3,914	551,859
Eurofins Scientific SE	1,293	717,111
JC Decaux SA	3,282	109,591
L’Oreal SA	2,080	512,775
Orange SA	21,556	359,816
Pernod Ricard SA	3,248	530,089
Schneider Electric SE (Paris)	6,041	502,411
UbiSoft Entertainment SA (c)	5,495	600,649

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Vivendi	25,665	$627,841

		5,325,600

Germany (12.47%)
Allianz SE Reg.	1,384	285,180
Aroundtown SA	84,095	691,281
Bayer AG Reg.	13,368	1,468,121
Deutsche Boerse AG	8,135	1,081,581
Fresenius SE & Co. KGaA	5,176	414,415
Linde AG Tender Shares	2,560	608,202
SAP SE	9,084	1,048,454
Scout24 AG (b)	10,920	577,985
Wirecard AG	5,438	870,192

		7,045,411

Hong Kong (2.55%)
MGM China Holdings Ltd.	221,600	512,392
Tencent Holdings Ltd.	18,500	928,984

		1,441,376

India (1.78%)
HDFC Bank Ltd. ADR	6,006	630,750
Makemytrip Ltd. (c)	10,364	374,659

		1,005,409

Ireland (1.36%)
Ryanair Holdings PLC SP ADR (c)	6,722	767,854

Israel (0.94%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	21,867	531,805

Italy (1.25%)
Telecom Italia SpA (c)	340,393	252,190
Telecom Italia SpA RSP	102,325	66,591
UniCredit SpA	23,390	387,675

		706,456

Japan (11.12%)
Dentsu Inc.	4,300	203,553
Fanuc Corp.	6,900	1,367,661
Hoya Corp.	5,600	317,682
Japan Tobacco Inc.	8,100	226,366
LIFULL Co. Ltd.	36,900	243,871
MISUMI Group Inc.	24,900	724,461
Nabtesco Corp.	4,300	132,117
Nintendo Co. Ltd.	1,300	424,358
Olympus Corp.	10,300	385,298
Sapporo Holdings Ltd.	1,700	42,632
SMC Corp.	800	292,872
SoftBank Group Corp.	3,600	257,069
Sony Corp.	7,400	378,986
START TODAY Co. Ltd.	9,600	347,333

16	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Mitsui Financial Group Inc.	9,000	$351,054
Tokio Marine Holdings Inc.	12,600	589,469

		6,284,782

Malaysia (0.01%)
Genting BHD Warrants (c)	21,382	3,255

Mexico (0.87%)
Bolsa Mexicana de Valores SAB de CV	131,500	221,349
Fibra Uno Administracion SA de CV	77,700	113,262
Fibra Uno Administracion SA de CV (b)	27,600	40,232
Grupo Televisa SAB Sponsored ADR	6,196	117,414

		492,257

Netherlands (8.76%)
ASML Holding NV	8,215	1,625,623
Heineken NV	4,922	493,128
ING Groep NV	22,121	317,536
InterXion Holding NV (c)	18,745	1,170,063
Koninklijke Philips NV	20,776	880,236
QIAGEN NV (c)	12,797	462,740

		4,949,326

Norway (0.32%)
Equinor ASA	6,903	182,533

Spain (1.28%)
Banco Bilbao Vizcaya Argentaria SA	54,722	385,930
Cellnex Telecom SA (b)	13,494	339,259

		725,189

Sweden (1.43%)
Atlas Copco AB A Shares	14,800	428,616
Epiroc Aktiegolag Class A (c)	14,800	155,308
Investor AB B Shares	5,543	224,528

		808,452

Switzerland (4.61%)
Compagnie Financiere Richemont SA Reg.	5,275	445,919
Julius Baer Group Ltd.	16,800	984,000
LafargeHolcim Ltd. Reg.	4,843	235,478
Nestle SA Reg.	3,552	275,283
Novartis AG Reg.	5,202	394,056
Transocean Ltd. (c)	4,901	65,869
UBS Group AG	13,297	203,848

		2,604,453

United Kingdom (13.18%)
ASOS PLC (c)	3,164	253,794
B&M European Value Retail SA	106,407	565,273
BP PLC	73,836	561,783
British American Tobacco PLC	11,597	584,180
ConvaTec Group PLC (b)	43,504	121,454
Dechra Pharmaceuticals PLC	14,686	537,466

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Diageo PLC	15,711	$564,432
Domino’s Pizza Group PLC	118,691	541,696
Hargreaves Lansdown PLC	23,765	616,029
Just Eat PLC (c)	40,125	411,461
Liberty Global PLC Class A (c)	3,434	94,572
Liberty Global PLC Series C (c)	3,076	81,852
Reckitt Benckiser Group PLC	15,796	1,297,876
Rolls-Royce Holdings PLC	48,776	635,311
Rolls-Royce Holdings PLC Class C Entitlement Shares (c)(d)	3,463,096	4,570
Shire PLC	7,565	426,203
Weir Group PLC, The	5,592	146,858

		7,444,810

United States (8.81%)
Facebook Inc. Class A (c)	3,406	661,854
Las Vegas Sands Corp.	19,583	1,495,358
Schlumberger Ltd.	17,505	1,173,360
Worldpay Inc. Class A (c)	11,268	921,496
Wynn Resorts Ltd.	4,337	725,754

		4,977,822

Total Common Stocks
(cost $43,913,459)		53,719,796

Preferred Stocks (a) (0.13%)
Colombia (0.13%)
Grupo Argos SA, 0.00%	7,187	43,646
Grupo de Inversiones Suramericana, 0.00%	2,235	27,253

		70,899

Total Preferred Stocks
(cost $70,988)		70,899

See accompanying notes to financial statements.	17

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (4.66%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (e)	2,635,584	$2,635,584

Total Short-term Investments
(cost $2,635,584)		2,635,584

TOTAL INVESTMENTS (99.86%)
(cost $46,620,031)		56,426,279
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.14%)		78,694

NET ASSETS (100.00%)		$56,504,973

(a)

The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities amounted to $1,483,811 or 2.63% of net assets.

(c)	Non-income producing security.

(d)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(e)	Rate shown is the 7-day yield as of June 30, 2018.

ADR - American Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$18,765,404	33.26
United States Dollar	15,246,953	27.02
British Pound	7,268,386	12.88
Japanese Yen	6,284,782	11.14
Swiss Franc	2,538,584	4.50
Hong Kong Dollar	1,441,376	2.56
Canadian Dollar	1,236,250	2.19
Colombian Peso	1,095,144	1.94
Swedish Krona	808,452	1.43
Australian Dollar	783,534	1.39
Mexican Peso	374,843	0.66
Danish Krone	374,051	0.66
Norwegian Krone	182,533	0.32
Brazilian Real	22,732	0.04
Malaysian Ringgit	3,255	0.01

Total Investments	$56,426,279	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Information Technology	$12,075,895	21.37
Consumer Discretionary	9,455,263	16.73
Financials	8,137,303	14.40
Health Care	7,582,497	13.42
Consumer Staples	5,813,431	10.29
Industrials	5,158,039	9.13
Energy	1,983,545	3.51
Materials	1,465,022	2.59
Telecommunication Services	1,274,925	2.26
Real Estate	844,775	1.50

Total Stocks	53,790,695	95.20
Short-term Investments	2,635,584	4.66
Cash and Other Assets, Net of Liabilities	78,694	0.14

Net Assets	$56,504,973	100.00%

18	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (99.03%)
Consumer Discretionary (12.80%)
Advance Auto Parts Inc.	2,202	$298,811
Amazon.com Inc. (a)	12,244	20,812,351
Aptiv PLC	8,020	734,873
AutoZone Inc. (a)	809	542,782
Best Buy Co. Inc.	7,461	556,441
Booking Holdings Inc. (a)	1,464	2,967,660
BorgWarner Inc.	5,841	252,098
CarMax Inc. (a)	5,498	400,639
Carnival Corp.	12,278	703,652
CBS Corp. Class B	10,459	588,005
Charter Communications Inc. Class A (a)	5,629	1,650,479
Chipotle Mexican Grill Inc. (a)	740	319,214
Comcast Corp. Class A	139,645	4,581,752
Darden Restaurants Inc.	3,728	399,120
Discovery Inc. Class A (a)	4,753	130,708
Discovery Inc. Class C (a)	10,377	264,614
DISH Network Corp. Class A (a)	6,837	229,792
Dollar General Corp.	7,722	761,389
Dollar Tree Inc. (a)	7,168	609,280
DR Horton Inc.	10,353	424,473
Expedia Group Inc.	3,632	436,530
Foot Locker Inc.	3,579	188,434
Ford Motor Co.	119,041	1,317,784
GAP Inc., The	6,491	210,244
Garmin Ltd.	3,426	208,986
General Motors Co.	38,535	1,518,279
Genuine Parts Co.	4,393	403,233
Goodyear Tire & Rubber Co., The	7,603	177,074
H&R Block Inc.	6,576	149,801
Hanesbrands Inc.	11,106	244,554
Harley-Davidson Inc.	5,034	211,831
Hasbro Inc.	3,402	314,039
Hilton Worldwide Holdings Inc.	8,556	677,293
Home Depot Inc., The	35,080	6,844,108
Interpublic Group of Companies Inc., The	11,464	268,716
Kohl’s Corp.	5,011	365,302
L Brands Inc.	7,344	270,847
Leggett & Platt Inc.	3,887	173,516
Lennar Corp. Class A	8,193	430,133
LKQ Corp. (a)	9,599	306,208
Lowe’s Companies Inc.	24,989	2,388,199
Macy’s Inc.	9,442	353,414
Marriott International Inc. Class A	9,089	1,150,667
Mattel Inc.	10,599	174,036
McDonald’s Corp.	23,874	3,740,817
MGM Resorts International	15,329	445,001
Michael Kors Holdings Ltd. (a)	4,582	305,161
Mohawk Industries Inc. (a)	1,889	404,756
Netflix Inc. (a)	13,217	5,173,530
Newell Brands Inc.	14,936	385,199
News Corp. Class A	11,824	183,272
News Corp. Class B	3,619	57,361
NIKE Inc. Class B	38,986	3,106,404
Nordstrom Inc.	3,499	181,178

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Norwegian Cruise Line Holdings Ltd. (a)	6,220	$293,895
Omnicom Group Inc.	6,963	531,068
O’Reilly Automotive Inc. (a)	2,493	682,010
PulteGroup Inc.	8,067	231,926
PVH Corp.	2,379	356,184
Ralph Lauren Corp.	1,732	217,747
Ross Stores Inc.	11,481	973,015
Royal Caribbean Cruises Ltd.	5,161	534,680
Starbucks Corp.	42,025	2,052,921
Tapestry Inc.	8,690	405,910
Target Corp.	16,219	1,234,590
Tiffany & Co.	3,138	412,961
TJX Companies Inc., The	19,067	1,814,797
Tractor Supply Co.	3,696	282,707
TripAdvisor Inc. (a)	3,160	176,044
Twenty-First Century Fox Inc. Class A	32,347	1,607,322
Twenty-First Century Fox Inc. Class B	13,073	644,107
Ulta Beauty Inc. (a)	1,740	406,220
Under Armour Inc. Class A (a)	5,882	132,227
Under Armour Inc. Class C (a)	5,923	124,857
VF Corp.	9,861	803,869
Viacom Inc. Class B	10,439	314,840
Walt Disney Co., The	45,252	4,742,862
Whirlpool Corp.	1,972	288,366
Wynn Resorts Ltd.	2,566	429,394
Yum! Brands Inc.	9,839	769,607

		90,458,166

Consumer Staples (6.80%)
Altria Group Inc.	57,554	3,268,492
Archer-Daniels-Midland Co.	16,878	773,519
Brown-Forman Corp. Class B	8,055	394,776
Campbell Soup Co.	5,850	237,159
Church & Dwight Co. Inc.	7,617	404,920
Clorox Co., The	3,961	535,725
Coca-Cola Co., The	116,249	5,098,681
Colgate-Palmolive Co.	26,508	1,717,983
Conagra Brands Inc.	12,320	440,194
Constellation Brands Inc. Class A	5,120	1,120,614
Costco Wholesale Corp.	13,295	2,778,389
Coty Inc. Class A	14,027	197,781
Estee Lauder Companies Inc. Class A, The	6,760	964,584
General Mills Inc.	18,024	797,742
Hershey Co., The	4,260	396,436
Hormel Foods Corp.	8,336	310,183
JM Smucker Co., The	3,379	363,175
Kellogg Co.	7,533	526,331
Kimberly-Clark Corp.	10,620	1,118,711
Kraft Heinz Co., The	18,054	1,134,152
Kroger Co., The	24,745	703,995
McCormick & Company Inc.	3,707	430,346
Molson Coors Brewing Co. Class B	5,704	388,100
Mondelez International Inc. Class A	45,105	1,849,305

See accompanying notes to financial statements.	19

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Monster Beverage Corp. (a)	12,446	$713,156
PepsiCo Inc.	43,068	4,688,813
Philip Morris International Inc.	47,263	3,816,015
Procter & Gamble Co., The	76,408	5,964,409
Sysco Corp.	14,476	988,566
Tyson Foods Inc. Class A	8,984	618,548
Walgreens Boots Alliance Inc.	25,994	1,560,030
Walmart Inc.	44,031	3,771,254

		48,072,084

Energy (6.28%)
Anadarko Petroleum Corp.	15,695	1,149,659
Andeavor	4,196	550,431
Apache Corp.	11,658	545,012
Baker Hughes, a GE Co.	12,736	420,670
Cabot Oil & Gas Corp.	13,569	322,942
Chevron Corp.	58,077	7,342,675
Cimarex Energy Co.	2,865	291,485
Concho Resources Inc. (a)	4,487	620,776
ConocoPhillips	35,556	2,475,409
Devon Energy Corp.	15,843	696,458
EOG Resources Inc.	17,611	2,191,337
EQT Corp.	7,691	424,389
Exxon Mobil Corp.	128,660	10,644,042
Halliburton Co.	26,684	1,202,381
Helmerich & Payne Inc.	3,352	213,724
Hess Corp.	8,013	535,990
HollyFrontier Corp.	5,346	365,827
Kinder Morgan Inc.	58,211	1,028,588
Marathon Oil Corp.	25,688	535,852
Marathon Petroleum Corp.	14,063	986,660
National-Oilwell Varco Inc.	11,442	496,583
Newfield Exploration Co. (a)	6,148	185,977
Noble Energy Inc.	14,784	521,580
Occidental Petroleum Corp.	23,320	1,951,418
ONEOK Inc.	12,426	867,708
Phillips 66	12,674	1,423,417
Pioneer Natural Resources Co.	5,208	985,562
Schlumberger Ltd.	42,156	2,825,717
TechnipFMC PLC	13,041	413,921
Valero Energy Corp.	13,208	1,463,843
Williams Companies Inc., The	25,107	680,649

		44,360,682

Financials (13.71%)
Affiliated Managers Group Inc.	1,673	248,725
Aflac Inc.	23,690	1,019,144
Allstate Corp., The	10,662	973,121
American Express Co.	21,720	2,128,560
American International Group Inc.	27,105	1,437,107
Ameriprise Financial Inc.	4,365	610,576
Aon PLC	7,393	1,014,098
Arthur J. Gallagher & Co.	5,494	358,648
Assurant Inc.	1,675	173,346
Bank of America Corp.	286,708	8,082,298
Bank of New York Mellon Corp.	30,736	1,657,592

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
BB&T Corp.	23,659	$1,193,360
Berkshire Hathaway Inc. Class B (a)	58,491	10,917,345
BlackRock Inc.	3,748	1,870,402
Brighthouse Financial Inc. (a)	2,945	118,006
Capital One Financial Corp.	14,757	1,356,168
Cboe Global Markets Inc.	3,466	360,707
Charles Schwab Corp., The	36,372	1,858,609
Chubb Ltd.	14,137	1,795,682
Cincinnati Financial Corp.	4,464	298,463
Citigroup Inc.	77,604	5,193,260
Citizens Financial Group Inc.	14,846	577,509
CME Group Inc.	10,343	1,695,425
Comerica Inc.	5,247	477,057
Discover Financial Services	10,682	752,120
E*TRADE Financial Corp. (a)	8,081	494,234
Everest Re Group Ltd.	1,231	283,721
Fifth Third Bancorp	20,865	598,826
Franklin Resources Inc.	9,736	312,039
Goldman Sachs Group Inc., The	10,676	2,354,805
Hartford Financial Services Group Inc., The	10,751	549,699
Huntington Bancshares Inc.	33,312	491,685
Intercontinental Exchange Inc.	17,652	1,298,305
Invesco Ltd.	12,248	325,307
Jefferies Financial Group Inc.	9,678	220,078
JPMorgan Chase & Co.	103,476	10,782,199
KeyCorp	32,562	636,261
Lincoln National Corp.	6,606	411,224
Loews Corp.	8,183	395,075
M&T Bank Corp.	4,434	754,445
Marsh & McLennan Companies Inc.	15,398	1,262,174
MetLife Inc.	30,873	1,346,063
Moody’s Corp.	5,102	870,197
Morgan Stanley	41,476	1,965,962
MSCI Inc.	2,718	449,639
Nasdaq Inc.	3,520	321,270
Northern Trust Corp.	6,479	666,624
People’s United Financial Inc.	10,789	195,173
PNC Financial Services Group Inc.	14,189	1,916,934
Principal Financial Group Inc.	8,078	427,730
Progressive Corp., The	17,784	1,051,924
Prudential Financial Inc.	12,770	1,194,123
Raymond James Financial Inc.	3,890	347,572
Regions Financial Corp.	33,975	604,076
S&P Global Inc.	7,620	1,553,642
State Street Corp.	11,180	1,040,746
Suntrust Banks Inc.	14,049	927,515
SVB Financial Group (a)	1,601	462,305
Synchrony Financial	21,611	721,375
T. Rowe Price Group Inc.	7,305	848,037
Torchmark Corp.	3,298	268,490
Travelers Companies Inc., The	8,249	1,009,183
U.S. Bancorp	47,481	2,375,000
Unum Group	6,758	249,978
Wells Fargo & Co.	133,237	7,386,659
Willis Towers Watson PLC	3,989	604,732

20	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
XL Group Ltd.	7,860	$439,767
Zions Bancorporation	6,024	317,404

		96,899,525

Health Care (13.95%)
Abbott Laboratories	53,278	3,249,425
AbbVie Inc.	46,075	4,268,849
ABIOMED Inc. (a)	1,271	519,903
Aetna Inc.	9,916	1,819,586
Agilent Technologies Inc.	9,673	598,178
Alexion Pharmaceuticals Inc. (a)	6,742	837,019
Align Technology Inc. (a)	2,198	752,024
Allergan PLC	10,308	1,718,550
AmerisourceBergen Corp.	5,001	426,435
Amgen Inc.	20,254	3,738,686
Anthem Inc.	7,743	1,843,066
Baxter International Inc.	15,122	1,116,608
Becton, Dickinson and Co.	8,128	1,947,144
Biogen Inc. (a)	6,426	1,865,082
Boston Scientific Corp. (a)	41,903	1,370,228
Bristol-Myers Squibb Co.	49,682	2,749,402
Cardinal Health Inc.	9,493	463,543
Celgene Corp. (a)	21,506	1,708,007
Centene Corp. (a)	6,228	767,352
Cerner Corp. (a)	9,531	569,858
Cigna Corp.	7,441	1,264,598
Cooper Companies Inc., The	1,475	347,289
CVS Health Corp.	30,891	1,987,836
Danaher Corp.	18,681	1,843,441
DaVita Inc. (a)	4,265	296,162
Dentsply Sirona Inc.	6,996	306,215
Edwards Lifesciences Corp. (a)	6,385	929,464
Eli Lilly and Co.	29,059	2,479,604
Envision Healthcare Corp. (a)	3,735	164,377
Express Scripts Holding Co. (a)	17,080	1,318,747
Gilead Sciences Inc.	39,530	2,800,305
HCA Healthcare Inc.	8,572	879,487
Henry Schein Inc. (a)	4,730	343,587
Hologic Inc. (a)	8,166	324,599
Humana Inc.	4,174	1,242,308
IDEXX Laboratories Inc. (a)	2,634	574,054
Illumina Inc. (a)	4,469	1,248,147
Incyte Corp. (a)	5,250	351,750
Intuitive Surgical Inc. (a)	3,446	1,648,842
IQVIA Holdings Inc. (a)	4,919	491,015
Johnson & Johnson	81,510	9,890,423
Laboratory Corp. of America Holdings (a)	3,077	552,414
McKesson Corp.	6,150	820,410
Medtronic PLC	41,168	3,524,392
Merck & Co. Inc.	81,644	4,955,791
Mettler-Toledo International Inc. (a)	771	446,124
Mylan NV (a)	15,617	564,398
Nektar Therapeutics (a)	4,877	238,144
PerkinElmer Inc.	3,329	243,783
Perrigo Co. PLC	3,919	285,734

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Pfizer Inc.	177,944	$6,455,808
Quest Diagnostics Inc.	4,103	451,084
Regeneron Pharmaceuticals Inc. (a)	2,371	817,971
ResMed Inc.	4,311	446,533
Stryker Corp.	9,714	1,640,306
Thermo Fisher Scientific Inc.	12,226	2,532,494
UnitedHealth Group Inc.	29,226	7,170,307
Universal Health Services Inc. Class B	2,600	289,744
Varian Medical Systems Inc. (a)	2,826	321,373
Vertex Pharmaceuticals Inc. (a)	7,751	1,317,360
Waters Corp. (a)	2,408	466,165
Zimmer Biomet Holdings Inc.	6,212	692,265
Zoetis Inc.	14,715	1,253,571

		98,547,366

Industrials (9.47%)
3M Co.	18,064	3,553,550
A.O. Smith Corp.	4,500	266,175
Alaska Air Group Inc.	3,670	221,631
Allegion PLC	2,797	216,376
American Airlines Group Inc.	12,870	488,545
AMETEK Inc.	6,938	500,646
Arconic Inc.	12,534	213,203
Boeing Co., The	16,644	5,584,228
Caterpillar Inc.	18,174	2,465,667
CH Robinson Worldwide Inc.	4,270	357,228
Cintas Corp.	2,622	485,254
Copart Inc. (a)	6,140	347,278
CSX Corp.	26,623	1,698,015
Cummins Inc.	4,699	624,967
Deere & Co.	9,890	1,382,622
Delta Air Lines Inc.	19,546	968,309
Dover Corp.	4,703	344,260
Eaton Corp. PLC	13,301	994,117
Emerson Electric Co.	19,174	1,325,690
Equifax Inc.	3,707	463,783
Expeditors International of Washington Inc.	5,265	384,872
Fastenal Co.	8,595	413,677
FedEx Corp.	7,439	1,689,099
Flowserve Corp.	4,015	162,206
Fluor Corp.	4,304	209,949
Fortive Corp.	9,243	712,728
Fortune Brands Home & Security Inc.	4,553	244,451
General Dynamics Corp.	8,378	1,561,743
General Electric Co.	264,125	3,594,741
Harris Corp.	3,592	519,188
Honeywell International Inc.	22,694	3,269,071
Huntington Ingalls Industries Inc.	1,342	290,932
IHS Markit Ltd. (a)	10,860	560,267
Illinois Tool Works Inc.	9,302	1,288,699
Ingersoll-Rand PLC	7,537	676,295
J.B. Hunt Transport Services Inc.	2,608	317,002
Jacobs Engineering Group Inc.	3,724	236,437
Johnson Controls International PLC	27,938	934,526
Kansas City Southern	3,105	329,006

See accompanying notes to financial statements.	21

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
L3 Technologies Inc.	2,404	$462,337
Lockheed Martin Corp.	7,530	2,224,588
Masco Corp.	9,465	354,180
Nielsen Holdings PLC	10,072	311,527
Norfolk Southern Corp.	8,631	1,302,159
Northrop Grumman Corp.	5,301	1,631,118
PACCAR Inc.	10,607	657,210
Parker Hannifin Corp.	4,023	626,985
Pentair PLC	4,876	205,182
Quanta Services Inc. (a)	4,775	159,485
Raytheon Co.	8,732	1,686,848
Republic Services Inc.	6,823	466,420
Robert Half International Inc.	3,727	242,628
Rockwell Automation Inc.	3,889	646,468
Rockwell Collins Inc.	5,016	675,555
Roper Technologies Inc.	3,147	868,289
Snap-on Inc.	1,699	273,063
Southwest Airlines Co.	16,196	824,052
Stanley Black & Decker Inc.	4,625	614,246
Stericycle Inc. (a)	2,620	171,060
Textron Inc.	8,003	527,478
TransDigm Group Inc.	1,487	513,223
Union Pacific Corp.	23,593	3,342,656
United Continental Holdings Inc. (a)	7,177	500,452
United Parcel Service Inc. Class B	20,953	2,225,837
United Rentals Inc. (a)	2,515	371,264
United Technologies Corp.	22,587	2,824,053
Verisk Analytics Inc. (a)	4,691	504,939
W.W. Grainger Inc.	1,565	482,646
Waste Management Inc.	12,060	980,960
Xylem Inc.	5,550	373,961

		66,947,302

Information Technology (25.72%)
Accenture PLC Class A	19,545	3,197,367
Activision Blizzard Inc.	23,158	1,767,419
Adobe Systems Inc. (a)	14,977	3,651,542
Advanced Micro Devices Inc. (a)	25,295	379,172
Akamai Technologies Inc. (a)	5,197	380,576
Alliance Data Systems Corp.	1,428	333,010
Alphabet Inc. Class A (a)	9,073	10,245,141
Alphabet Inc. Class C (a)	9,234	10,301,912
Amphenol Corp. Class A	9,196	801,431
Analog Devices Inc.	11,271	1,081,114
ANSYS Inc. (a)	2,522	439,282
Apple Inc.	149,424	27,659,877
Applied Materials Inc.	30,684	1,417,294
Autodesk Inc. (a)	6,609	866,374
Automatic Data Processing Inc.	13,376	1,794,257
Broadcom Inc.	12,204	2,961,179
Broadridge Financial Solutions Inc.	3,526	405,843
CA Inc.	9,454	337,035
Cadence Design Systems Inc. (a)	8,611	372,942
Cisco Systems Inc.	143,160	6,160,175

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Citrix Systems Inc. (a)	3,897	$408,561
Cognizant Technology Solutions Corp. Class A	17,788	1,405,074
Corning Inc.	25,396	698,644
DXC Technology Co.	8,610	694,052
eBay Inc. (a)	28,112	1,019,341
Electronic Arts Inc. (a)	9,288	1,309,794
F5 Networks Inc. (a)	1,850	319,033
Facebook Inc. Class A (a)	72,914	14,168,648
Fidelity National Information Services Inc.	10,075	1,068,252
Fiserv Inc. (a)	12,594	933,089
FleetCor Technologies Inc. (a)	2,727	574,443
FLIR Systems Inc.	4,277	222,276
Gartner Inc. (a)	2,727	362,418
Global Payments Inc.	4,777	532,588
Hewlett Packard Enterprise Co.	46,078	673,200
HP Inc.	50,082	1,136,361
Intel Corp.	141,574	7,037,644
International Business Machines Corp.	25,962	3,626,891
Intuit Inc.	7,419	1,515,739
IPG Photonics Corp. (a)	1,132	249,753
Juniper Networks Inc.	10,340	283,523
KLA-Tencor Corp.	4,724	484,352
Lam Research Corp.	4,990	862,522
Mastercard Inc. Class A	27,897	5,482,318
Microchip Technology Inc.	7,192	654,112
Micron Technology Inc. (a)	35,250	1,848,510
Microsoft Corp.	233,566	23,031,943
Motorola Solutions Inc.	4,897	569,864
NetApp Inc.	8,116	637,349
NVIDIA Corp.	18,451	4,371,042
Oracle Corp.	90,667	3,994,788
Paychex Inc.	9,650	659,578
PayPal Holdings Inc. (a)	33,915	2,824,102
Qorvo Inc. (a)	3,818	306,089
QUALCOMM Inc.	45,067	2,529,160
Red Hat Inc. (a)	5,427	729,226
salesforce.com inc. (a)	21,480	2,929,872
Seagate Technology PLC	8,740	493,548
Skyworks Solutions Inc.	5,538	535,248
Symantec Corp.	18,616	384,420
Synopsys Inc. (a)	4,589	392,681
Take-Two Interactive Software Inc. (a)	3,477	411,538
TE Connectivity Ltd.	10,587	953,465
Texas Instruments Inc.	29,702	3,274,646
Total System Services Inc.	5,043	426,234
Twitter Inc. (a)	19,905	869,251
VeriSign Inc. (a)	2,918	400,992
Visa Inc. Class A	54,380	7,202,631
Western Digital Corp.	9,103	704,663
Western Union Co.	14,182	288,320
Xerox Corp.	6,504	156,096

22	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Xilinx Inc.	7,766	$506,807

		181,707,633

Materials (2.58%)
Air Products & Chemicals Inc.	6,692	1,042,145
Albemarle Corp.	3,425	323,080
Avery Dennison Corp.	2,630	268,523
Ball Corp.	10,579	376,083
CF Industries Holdings Inc.	6,942	308,225
DowDuPont Inc.	70,581	4,652,700
Eastman Chemical Co.	4,323	432,127
Ecolab Inc.	7,846	1,101,029
FMC Corp.	4,123	367,813
Freeport-McMoRan Inc.	40,635	701,360
International Flavors & Fragrances Inc.	2,384	295,521
International Paper Co.	12,696	661,208
LyondellBasell Industries NV Class A	9,754	1,071,477
Martin Marietta Materials Inc.	1,936	432,367
Mosaic Co., The	10,482	294,020
Newmont Mining Corp.	16,086	606,603
Nucor Corp.	9,583	598,938
Packaging Corporation of America	2,860	319,719
PPG Industries Inc.	7,678	796,439
Praxair Inc.	8,749	1,383,654
Sealed Air Corp.	5,090	216,071
Sherwin-Williams Co., The	2,485	1,012,811
Vulcan Materials Co.	3,972	512,626
WestRock Co.	7,752	442,019

		18,216,558

Real Estate (2.83%)
Alexandria Real Estate Equities Inc.	3,179	401,094
American Tower Corp.	13,413	1,933,752
Apartment Investment and Management Co.	4,750	200,925
AvalonBay Communities Inc.	4,165	715,922
Boston Properties Inc.	4,634	581,196
CBRE Group Inc. Class A (a)	9,065	432,763
Crown Castle International Corp.	12,681	1,367,265
Digital Realty Trust Inc.	6,299	702,842
Duke Realty Corp.	10,932	317,356
Equinix Inc.	2,417	1,039,044
Equity Residential	11,100	706,959
Essex Property Trust Inc.	2,010	480,531
Extra Space Storage Inc.	3,883	387,562
Federal Realty Investment Trust	2,250	284,738
GGP Inc.	19,331	394,932
HCP Inc.	14,435	372,712
Host Hotels & Resorts Inc.	22,738	479,090
Iron Mountain Inc.	8,652	302,907
Kimco Realty Corp.	13,246	225,050
Macerich Co., The	3,346	190,153
Mid-America Apartment Communities Inc.	3,513	353,654
Prologis Inc.	16,064	1,055,244

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Public Storage	4,512	$1,023,592
Realty Income Corp.	8,720	469,049
Regency Centers Corp.	4,361	270,731
SBA Communications Corp. (a)	3,543	585,020
Simon Property Group Inc.	9,375	1,595,531
SL Green Realty Corp.	2,661	267,510
UDR Inc.	8,298	311,507
Ventas Inc.	10,725	610,789
Vornado Realty Trust	5,298	391,628
Welltower Inc.	11,343	711,093
Weyerhaeuser Co.	22,787	830,814

		19,992,955

Telecommunication Services (1.97%)
AT&T Inc.	220,412	7,077,429
CenturyLink Inc.	29,867	556,721
Verizon Communications Inc.	125,595	6,318,685

		13,952,835

Utilities (2.92%)
AES Corp., The	20,195	270,815
Alliant Energy Corp.	7,053	298,483
Ameren Corp.	7,349	447,187
American Electric Power Company Inc.	15,058	1,042,767
American Water Works Co. Inc.	5,330	455,075
CenterPoint Energy Inc.	13,112	363,334
CMS Energy Corp.	8,563	404,859
Consolidated Edison Inc.	9,529	743,071
Dominion Energy Inc.	19,924	1,358,418
DTE Energy Co.	5,569	577,115
Duke Energy Corp.	21,326	1,686,460
Edison International	9,828	621,818
Entergy Corp.	5,420	437,882
Evergy Inc.	8,193	460,037
Eversource Energy	9,549	559,667
Exelon Corp.	29,350	1,250,310
FirstEnergy Corp.	13,693	491,716
NextEra Energy Inc.	14,325	2,392,705
NiSource Inc.	10,342	271,788
NRG Energy Inc.	9,239	283,637
PG&E Corp.	15,828	673,640
Pinnacle West Capital Corp.	3,297	265,606
PPL Corp.	21,264	607,087
Public Service Enterprise Group Inc.	15,289	827,746
SCANA Corp.	4,519	174,072
Sempra Energy	8,062	936,079
Southern Co.	30,729	1,423,060
WEC Energy Group Inc.	9,526	615,856
Xcel Energy Inc.	15,392	703,105

		20,643,395

Total Common Stocks
(cost $406,995,112)		699,798,501

See accompanying notes to financial statements.	23

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (0.80%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (b)	5,613,024	$5,613,024

Total Short-term Investments
(cost $5,613,024)		5,613,024

TOTAL INVESTMENTS (99.83%)
(cost $412,608,136)		705,411,525
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.17%)		1,211,617

NET ASSETS (100.00%)		$706,623,142

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

(c)	At June 30, 2018, cash in the amount of $266,600 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	49	September 2018	$6,804,102	$6,667,920	$(136,182)

24	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (99.17%)
Consumer Discretionary (13.25%)
1-800-FLOWERS.COM Inc. (a)	4,167	$52,296
Aaron’s Inc.	11,335	492,496
Abercrombie & Fitch Co. Class A	10,960	268,301
Acushnet Holdings Corp.	5,599	136,952
Adtalem Global Education Inc. (a)	9,625	462,963
AMC Entertainment Holdings Inc. Class A	8,379	133,226
American Axle & Manufacturing Holdings Inc. (a)	17,889	278,353
American Eagle Outfitters Inc.	26,079	606,337
American Outdoor Brands Corp. (a)	8,855	106,526
American Public Education Inc. (a)	2,504	105,418
America’s Car-Mart Inc. (a)	1,013	62,705
Asbury Automotive Group Inc. (a)	3,273	224,364
Ascena Retail Group Inc. (a)	28,544	113,748
At Home Group Inc. (a)	4,264	166,936
AV Homes Inc. (a)	1,911	40,895
Barnes & Noble Education Inc. (a)	6,556	36,976
Barnes & Noble Inc.	10,011	63,570
Bassett Furniture Industries Inc.	1,671	46,036
BBX Capital Corp.	10,544	95,212
Beasley Broadcast Group Inc. Class A	779	8,725
Beazer Homes USA Inc. (a)	5,112	75,402
Bed Bath & Beyond Inc.	21,663	431,635
Belmond Ltd. Class A (a)	14,679	163,671
Big 5 Sporting Goods Corp.	3,207	24,373
Big Lots Inc.	6,813	284,647
Biglari Holdings Inc. Class A (a)	15	14,250
Biglari Holdings Inc. Class B (a)	158	28,991
BJ’s Restaurants Inc.	3,290	197,400
Bloomin’ Brands Inc.	13,519	271,732
Bluegreen Vacations Corp.	1,041	24,776
Bojangles’ Inc. (a)	2,807	40,421
Boot Barn Holdings Inc (a)	3,094	64,201
Boston Omaha Corp. Class A (a)	807	17,003
Boyd Gaming Corp.	13,439	465,796
Brinker International Inc.	7,078	336,913
Buckle Inc., The	4,664	125,462
Caleres Inc.	6,804	233,990
Callaway Golf Co.	14,790	280,566
Cambium Learning Group Inc. (a)	2,353	26,236
Camping World Holdings Inc. Class A	5,106	127,548
Capella Education Co.	1,801	177,759
Career Education Corp. (a)	10,719	173,326
Carriage Services Inc.	2,465	60,516
Carrols Restaurant Group Inc. (a)	5,330	79,151
Carvana Co. (a)	4,585	190,736
Cato Corp. Class A	3,818	93,999
Cavco Industries Inc. (a)	1,388	288,218
Central European Media Enterprises Ltd. Class A (a)	13,319	55,274
Century Casinos Inc. (a)	4,998	43,733
Century Communities Inc. (a)	4,108	129,607
Cheesecake Factory Inc., The	6,898	379,804
Chegg Inc. (a)	17,132	476,098
Chico’s FAS Inc.	20,870	169,882

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Children’s Place Inc., The	2,584	$312,147
Churchill Downs Inc.	1,919	568,984
Chuy’s Holdings Inc. (a)	2,710	83,197
Citi Trends Inc.	1,989	54,578
Clarus Corp. (a)	3,234	26,681
Clear Channel Outdoor Holdings Inc. Class A	5,930	25,499
Conn’s Inc. (a)	3,259	107,547
Container Store Group Inc., The (a)	2,620	22,034
Cooper Tire & Rubber Co.	8,184	215,239
Cooper-Standard Holdings Inc. (a)	2,880	376,330
Core-Mark Holding Company Inc.	7,142	162,123
Cracker Barrel Old Country Store Inc.	3,110	485,813
Crocs Inc. (a)	11,173	196,757
Culp Inc.	1,827	44,853
Daily Journal Corp. (a)	186	42,817
Dana Inc.	23,542	475,313
Dave & Buster’s Entertainment Inc. (a)	6,425	305,830
Deckers Outdoor Corp. (a)	5,136	579,803
Del Frisco’s Restaurant Group Inc. (a)	3,301	41,593
Del Taco Restaurants Inc. (a)	5,349	75,849
Denny’s Corp. (a)	10,183	162,215
Dillard’s Inc. Class A	1,898	179,361
Dine Brands Global Inc.	2,766	206,897
Dorman Products Inc. (a)	4,264	291,274
Drive Shack Inc. (a)	10,114	78,080
DSW Inc. Class A	11,063	285,647
Duluth Holdings Inc. (a)	1,560	37,112
E.W. Scripps Co. Class A, The	7,396	99,032
El Pollo Loco Holdings Inc. (a)	3,297	37,586
Eldorado Resorts Inc. (a)	10,689	417,940
Emerald Expositions Events Inc.	3,968	81,741
Empire Resorts Inc. (a)	502	9,940
Entercom Communications Corp. Class A	20,435	154,284
Entravision Communications Corp. Class A	10,053	50,265
Eros International PLC (a)	4,791	62,283
Escalade Inc.	1,657	23,364
Ethan Allen Interiors Inc.	3,849	94,301
Express Inc. (a)	12,291	112,463
Fiesta Restaurant Group Inc. (a)	4,020	115,374
Five Below Inc. (a)	8,800	859,848
Flexsteel Industries Inc.	1,226	48,917
Fluent Inc. (a)	5,182	12,696
Fossil Group Inc. (a)	7,400	198,838
Fox Factory Holding Corp. (a)	5,774	268,780
Francesca’s Holdings Corp. (a)	6,303	47,588
Funko Inc. Class A (a)	1,362	17,093
Gaia Inc. (a)	1,765	35,741
GameStop Corp. Class A	16,164	235,509
Gannett Co. Inc.	18,413	197,019
Genesco Inc. (a)	3,121	123,904
Gentherm Inc. (a)	5,979	234,975
G-III Apparel Group Ltd. (a)	7,004	310,978
GNC Holdings Inc. Class A (a)	13,110	46,147

See accompanying notes to financial statements.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Golden Entertainment Inc. (a)	3,072	$82,913
GoPro Inc. Class A (a)	18,135	116,789
Gray Television Inc. (a)	13,173	208,133
Green Brick Partners Inc. (a)	3,967	38,877
Group 1 Automotive Inc.	3,241	204,183
Groupon Inc. (a)	71,116	305,799
Guess? Inc.	9,437	201,952
Habit Restaurants Inc., The Class A (a)	3,285	32,850
Hamilton Beach Brands Holding Co. Class A	1,018	29,573
Haverty Furniture Companies Inc.	3,190	68,904
Helen of Troy Ltd. (a)	4,323	425,599
Hemisphere Media Group Inc. (a)	2,547	33,366
Hibbett Sports Inc. (a)	3,009	68,906
Hooker Furniture Corp.	1,860	87,234
Houghton Mifflin Harcourt Co. (a)	16,819	128,665
Hovnanian Enterprises Inc. Class A (a)	19,950	32,519
Hudson Ltd. Class A (a)	6,588	115,224
ILG Inc.	17,129	565,771
IMAX Corp. (a)	8,841	195,828
Installed Building Products Inc. (a)	3,510	198,491
International Speedway Corp. Class A	3,796	169,681
iRobot Corp. (a)	4,303	326,038
J. Alexander’s Holdings Inc. (a)	2,203	24,563
J.C. Penney Company Inc. (a)	51,041	119,436
J.Jill Inc. (a)	2,734	25,536
Jack in the Box Inc.	4,752	404,490
Johnson Outdoors Inc. Class A	858	72,527
K12 Inc. (a)	6,203	101,543
KB Home	13,827	376,647
Kirkland’s Inc. (a)	2,458	28,611
Lands’ End Inc. (a)	1,960	54,684
Laureate Education Inc. Class A (a)	8,565	122,736
La-Z-Boy Inc.	7,428	227,297
LCI Industries	3,946	355,732
LGI Homes Inc. (a)	2,975	171,747
Liberty Expedia Holdings Inc. Class A (a)	8,767	385,222
Liberty Latin America Ltd. Class A (a)	6,986	133,572
Liberty Latin America Ltd. Class C (a)	18,254	353,763
Liberty Media Corp. - Liberty Braves Class A (a)	1,490	38,308
Liberty Media Corp. - Liberty Braves Class C (a)	5,595	144,687
Liberty TripAdvisor Holdings Inc. Class A (a)	11,742	189,046
Lifetime Brands Inc.	1,738	21,986
Lindblad Expeditions Holdings Inc. (a)	3,244	42,983
Lithia Motors Inc. Class A	3,809	360,217
LiveXLive Media Inc. (a)	4,395	25,359
Loral Space & Communications Inc. (a)	2,095	78,772
Lumber Liquidators Holdings Inc. (a)	4,635	112,862
M.D.C. Holdings Inc.	7,298	224,559
M/I Homes Inc. (a)	4,424	117,148
Malibu Boats Inc. Class A (a)	3,300	138,402
Marcus Corp., The	3,045	98,963
Marine Products Corp.	1,336	23,754

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
MarineMax Inc. (a)	3,542	$67,121
Marriott Vacations Worldwide Corp.	3,486	393,779
MCBC Holdings Inc. (a)	2,995	86,705
MDC Partners Inc. Class A (a)	9,470	43,562
Meredith Corp.	6,280	320,280
Meritage Homes Corp. (a)	6,276	275,830
Modine Manufacturing Co. (a)	7,757	141,565
Monarch Casino & Resort Inc. (a)	1,821	80,215
Monro Inc.	5,119	297,414
Motorcar Parts of America Inc. (a)	3,070	57,440
Movado Group Inc.	2,394	115,630
MSG Networks Inc. Class A (a)	9,772	234,039
Murphy USA Inc. (a)	4,993	370,930
Nathan’s Famous Inc.	487	45,827
National CineMedia Inc.	12,452	104,597
National Vision Holdings Inc. (a)	5,473	200,148
Nautilus Inc. (a)	5,036	79,065
New Home Company Inc., The (a)	2,045	20,389
New Media Investment Group Inc.	9,630	177,962
New York & Co. Inc. (a)	4,547	23,281
New York Times Co. Class A, The	21,168	548,251
Nexstar Media Group Inc.	7,221	530,021
Noodles & Company (a)	1,864	22,927
NutriSystem Inc.	4,854	186,879
Office Depot Inc.	89,508	228,245
Ollie’s Bargain Outlet Holdings Inc. (a)	7,973	578,043
Overstock.com Inc. (a)	3,338	112,324
Oxford Industries Inc.	2,699	223,963
Papa John’s International Inc.	3,650	185,128
Party City Holdco Inc. (a)	5,396	82,289
Penn National Gaming Inc. (a)	12,395	416,348
Perry Ellis International Inc. (a)	2,020	54,883
PetMed Express Inc.	3,201	141,004
PICO Holdings Inc.	3,845	44,794
Pier 1 Imports Inc.	13,599	32,366
Pinnacle Entertainment Inc. (a)	8,413	283,770
Planet Fitness Inc. Class A (a)	14,234	625,442
PlayAGS Inc. (a)	2,571	69,597
Potbelly Corp. (a)	3,870	50,117
Purple Innovation Inc. (a)	885	7,523
RCI Hospitality Holdings Inc.	1,454	46,019
Reading International Inc. Class A (a)	2,699	43,049
Red Lion Hotels Corp. (a)	2,754	32,084
Red Robin Gourmet Burgers Inc. (a)	2,028	94,505
Red Rock Resorts Inc. Class A	11,351	380,259
Regis Corp. (a)	5,689	94,096
Rent-A-Center Inc.	7,035	103,555
RH (a)	3,105	433,769
Rocky Brands Inc.	1,095	32,850
Roku Inc. (a)	6,981	297,530
Ruth’s Hospitality Group Inc.	4,550	127,628
Saga Communications Inc. Class A	599	23,062
Sally Beauty Holdings Inc. (a)	19,690	315,631
Scholastic Corp.	4,486	198,775
Scientific Games Corp. Class A (a)	8,858	435,371
Sears Holdings Corp. (a)	6,461	15,313

26	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
SeaWorld Entertainment Inc. (a)	8,814	$192,321
Shake Shack Inc. Class A (a)	3,972	262,867
Shiloh Industries Inc. (a)	2,418	21,037
Shoe Carnival Inc.	1,812	58,799
Shutterfly Inc. (a)	5,318	478,780
Signet Jewelers Ltd.	9,509	530,127
Sinclair Broadcast Group Inc. Class A	11,637	374,130
Skyline Champion Corp.	1,102	38,614
Sleep Number Corp. (a)	5,865	170,202
Sonic Automotive Inc.	4,004	82,482
Sonic Corp.	5,738	197,502
Sotheby’s (a)	6,026	327,453
Speedway Motorsports Inc.	1,878	32,602
Sportsman’s Warehouse Holdings Inc. (a)	5,915	30,285
Standard Motor Products Inc.	3,391	163,921
Steven Madden Ltd.	9,263	491,865
Stoneridge Inc. (a)	4,215	148,115
Strayer Education Inc.	1,734	195,959
Sturm, Ruger & Company Inc.	2,722	152,432
Superior Group of Companies Inc.	1,315	27,234
Superior Industries International Inc.	4,130	73,927
Tailored Brands Inc.	8,017	204,594
Taylor Morrison Home Corp. Class A (a)	18,045	374,975
TEGNA Inc.	34,942	379,121
Tenneco Inc.	8,187	359,901
Texas Roadhouse Inc. Class A	10,923	715,566
Tile Shop Holdings Inc., The	6,070	46,739
Tilly’s Inc. Class A	2,295	34,769
TopBuild Corp. (a)	5,631	441,133
Tower International Inc.	3,162	100,552
Town Sports International Holdings Inc. (a)	2,279	33,159
TRI Pointe Group Inc. (a)	24,341	398,219
tronc Inc. (a)	2,776	47,969
Tupperware Brands Corp.	8,286	341,715
Turtle Beach Corp. (a)	1,254	25,481
Unifi Inc. (a)	2,450	77,665
Universal Electronics Inc. (a)	2,223	73,470
Vera Bradley Inc. (a)	3,642	51,134
Vista Outdoor Inc. (a)	9,305	144,134
Vuzix Corp. (a)	3,485	25,963
Weight Watchers International Inc. (a)	6,208	627,629
Weyco Group Inc.	1,071	38,984
WideOpenWest Inc. (a)	4,918	47,508
William Lyon Homes Class A (a)	5,006	116,139
Wingstop Inc.	4,725	246,267
Winmark Corp.	371	55,075
Winnebago Industries Inc.	4,969	201,741
Wolverine World Wide Inc.	14,750	512,858
World Wrestling Entertainment Inc.	6,800	495,176
Zagg Inc. (a)	4,521	78,213
Zoe’s Kitchen Inc. (a)	3,209	31,320
Zumiez Inc. (a)	2,961	74,173

		47,292,962

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (2.78%)
22nd Century Group Inc. (a)	18,616	$45,795
Alico Inc.	625	19,808
Alliance One International Inc. (a)	1,333	21,128
Andersons Inc., The	4,455	152,361
B&G Foods Inc. Class A	10,617	317,448
Boston Beer Co. Inc. (a)	1,349	404,295
Calavo Growers Inc.	2,550	245,183
Cal-Maine Foods Inc. (a)	4,988	228,700
Castle Brands Inc. (a)	14,031	16,697
Celsius Holdings Inc. (a)	3,523	16,206
Central Garden & Pet Co. (a)	1,546	67,220
Central Garden & Pet Co. Class A (a)	5,850	236,750
Chefs’ Warehouse Inc., The (a)	3,472	98,952
Coca-Cola Bottling Co. Consolidated	733	99,050
Craft Brew Alliance Inc. (a)	1,925	39,751
Darling Ingredients Inc. (a)	26,465	526,124
Dean Foods Co.	14,826	155,821
e.l.f. Beauty Inc. (a)	3,746	57,089
Edgewell Personal Care Co. (a)	8,631	435,520
Farmer Brothers Co. (a)	1,582	48,330
Fresh Del Monte Produce Inc.	5,025	223,864
Freshpet Inc. (a)	4,186	114,906
Hostess Brands Inc. (a)	15,829	215,274
HRG Group Inc. (a)	19,943	261,054
Ingles Markets Inc. Class A	2,296	73,013
Inter Parfums Inc.	2,866	153,331
J&J Snack Foods Corp.	2,413	367,910
John B. Sanfilippo & Son Inc.	1,451	108,027
Lancaster Colony Corp.	3,031	419,551
Landec Corp. (a)	4,484	66,812
Limoneira Co.	1,908	46,956
Medifast Inc.	1,881	301,261
MGP Ingredients Inc.	2,146	190,586
National Beverage Corp. (a)	1,859	198,727
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	19,276
Natural Health Trends Corp.	1,276	31,926
Nature’s Sunshine Products Inc. (a)	1,753	16,391
Oil-Dri Corporation of America	848	35,735
Performance Food Group Co. (a)	16,338	599,605
PriceSmart Inc.	3,554	321,637
Primo Water Corp. (a)	4,512	78,915
Revlon Inc. Class A (a)	1,311	23,008
Rite Aid Corp. (a)	169,359	292,991
Sanderson Farms Inc.	3,290	345,944
Seneca Foods Corp. Class A (a)	1,104	29,808
Simply Good Foods Co., The (a)	9,566	138,133
Smart & Final Stores Inc. (a)	3,872	21,490
SpartanNash Co.	5,715	145,847
SUPERVALU Inc. (a)	6,224	127,716
Tootsie Roll Industries Inc.	2,835	87,460
Turning Point Brands Inc.	1,225	39,078
United Natural Foods Inc. (a)	8,022	342,219
Universal Corp.	4,024	265,785
USANA Health Sciences Inc. (a)	2,035	234,636
Vector Group Ltd.	15,582	297,305

See accompanying notes to financial statements.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Village Super Market Inc. Class A	1,382	$40,714
WD-40 Co.	2,184	319,410
Weis Markets Inc.	1,594	85,024

		9,913,553

Energy (4.97%)
Abraxas Petroleum Corp. (a)	24,841	71,790
Adams Resources & Energy Inc.	325	13,975
Alta Mesa Resources Inc. (a)	15,412	104,956
Amyris Inc. (a)	3,882	24,806
Approach Resources Inc. (a)	6,960	16,982
Arch Coal Inc. Class A	3,132	245,643
Archrock Inc.	20,484	245,805
Ardmore Shipping Corp. (a)	4,945	40,549
Basic Energy Services Inc. (a)	2,825	31,386
Bonanza Creek Energy Inc. (a)	3,036	114,973
Bristow Group Inc.	5,390	76,053
C&J Energy Services Inc. (a)	10,389	245,180
Cactus Inc. Class A (a)	4,309	145,601
California Resources Corp. (a)	7,279	330,758
Callon Petroleum Co. (a)	36,245	389,271
CARBO Ceramics Inc. (a)	3,906	35,818
Carrizo Oil & Gas Inc. (a)	12,619	351,439
Clean Energy Fuels Corp. (a)	22,134	81,674
Cloud Peak Energy Inc. (a)	12,068	42,117
CONSOL Energy Inc. (a)	4,525	173,534
Covia Holdings Corp. (a)	5,055	93,821
CVR Energy Inc.	2,607	96,433
Dawson Geophysical Co. (a)	3,303	26,094
Delek US Holdings Inc.	13,480	676,292
Denbury Resources Inc. (a)	70,829	340,687
DHT Holdings Inc.	14,798	69,403
Diamond Offshore Drilling Inc. (a)	10,473	218,467
Dorian LPG Ltd. (a)	4,388	33,524
Dril-Quip Inc. (a)	6,129	315,031
Earthstone Energy Inc. Class A (a)	2,843	25,161
Eclipse Resources Corp. (a)	14,180	22,688
Energy Fuels Inc. (a)	11,654	26,455
Energy XXI Gulf Coast Inc. (a)	5,670	50,123
EP Energy Corp. Class A (a)	6,343	19,029
Era Group Inc. (a)	3,256	42,165
Evolution Petroleum Corp.	4,232	41,685
Exterran Corp. (a)	5,164	129,307
Forum Energy Technologies Inc. (a)	13,331	164,638
Frank’s International NV	11,760	91,728
Frontline Ltd.	12,493	72,959
FTS International Inc. (a)	3,916	55,764
GasLog Ltd.	6,763	129,173
Golar LNG Ltd.	15,158	446,555
Goodrich Petroleum Corp. (a)	1,356	16,774
Green Plains Inc.	6,213	113,698
GulfMark Offshore Inc. (a)	587	19,665
Gulfport Energy Corp. (a)	28,142	353,745
Halcon Resources Corp. (a)	21,667	95,118
Hallador Energy Co.	2,493	17,800
Helix Energy Solutions Group Inc. (a)	22,240	185,259

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
HighPoint Resources Corp. (a)	17,494	$106,364
Independence Contract Drilling Inc. (a)	4,876	20,089
International Seaways Inc. (a)	3,495	80,874
ION Geophysical Corp. (a)	1,706	41,456
Isramco Inc. (a)	144	17,698
Jagged Peak Energy Inc. (a)	10,354	134,809
Keane Group Inc. (a)	8,889	121,513
Key Energy Services Inc. (a)	1,659	26,942
Laredo Petroleum Inc. (a)	25,357	243,934
Liberty Oilfield Services Inc. Class A (a)	2,644	49,496
Lilis Energy Inc. (a)	6,885	35,802
Mammoth Energy Services Inc. (a)	1,363	46,287
Matador Resources Co. (a)	15,967	479,808
Matrix Service Co. (a)	4,331	79,474
McDermott International Inc. (a)	28,921	568,298
Midstates Petroleum Company Inc. (a)	2,475	33,685
NACCO Industries Inc. Class A	677	22,849
Natural Gas Services Group (a)	2,128	50,221
NCS Multistage Holdings Inc. (a)	1,799	26,139
Newpark Resources Inc. (a)	14,454	156,826
NextDecade Corp. (a)	1,214	8,304
Nine Energy Service Inc. (a)	1,187	39,313
Noble Corp. PLC (a)	39,664	251,073
Nordic American Tankers Ltd.	21,375	57,285
Northern Oil and Gas Inc. (a)	17,326	54,577
Oasis Petroleum Inc. (a)	43,415	563,093
Ocean Rig UDW Inc. Class A (a)	8,791	259,159
Oceaneering International Inc.	15,916	405,221
Oil States International Inc. (a)	9,605	308,321
Overseas Shipholding Group Inc. Class A (a)	9,123	35,397
Panhandle Oil & Gas Inc.	2,721	51,971
Par Pacific Holdings Inc. (a)	5,212	90,585
PDC Energy Inc. (a)	10,677	645,425
Peabody Energy Corp.	13,018	592,059
Penn Virginia Corp. (a)	2,000	169,780
PHI Inc. (a)	2,033	20,676
Pioneer Energy Services Corp. (a)	12,059	70,545
Profire Energy Inc. (a)	3,741	12,645
ProPetro Holding Corp. (a)	11,426	179,160
Quintana Energy Services Inc. (a)	873	7,394
Renewable Energy Group Inc. (a)	6,218	110,991
Resolute Energy Corp. (a)	3,576	111,571
REX American Resources Corp. (a)	905	73,278
RigNet Inc. (a)	2,020	20,806
Ring Energy Inc. (a)	9,227	116,445
Rowan Companies PLC Class A (a)	20,550	333,321
Sanchez Energy Corp. (a)	8,564	38,709
SandRidge Energy Inc. (a)	4,939	87,618
Scorpio Tankers Inc.	47,232	132,722
SEACOR Holdings Inc. (a)	2,772	158,752
SEACOR Marine Holdings Inc. (a)	2,655	61,304
Select Energy Services Inc. Class A (a)	7,270	105,633
SemGroup Corp. Class A	12,770	324,358
Ship Finance International Ltd.	13,491	201,690
SilverBow Resources Inc. (a)	1,168	33,732

28	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Smart Sand Inc. (a)	3,545	$18,824
Solaris Oilfield Infrastructure Inc. Class A (a)	4,185	59,804
Southwestern Energy Co. (a)	94,993	503,463
SRC Energy Inc. (a)	39,023	430,033
Superior Energy Services Inc. (a)	24,692	240,500
Talos Energy Inc. (a)	3,179	102,141
Teekay Corp.	11,013	85,351
Teekay Tankers Ltd. Class A	32,427	37,940
Tellurian Inc. (a)	13,017	108,301
TETRA Technologies Inc. (a)	19,534	86,926
Tidewater Inc. (a)	3,851	111,409
Ultra Petroleum Corp. (a)	25,650	59,252
Unit Corp. (a)	8,340	213,170
Uranium Energy Corp. (a)	26,700	42,987
US Silica Holdings Inc.	12,618	324,156
W&T Offshore Inc. (a)	15,408	110,167
WildHorse Resource Development Corp. (a)	4,405	111,711
World Fuel Services Corp.	10,817	220,775
Zion Oil & Gas Inc. (a)	8,539	34,626

		17,748,564

Financials (17.75%)
1st Constitution Bancorp	1,123	25,717
1st Source Corp.	2,635	140,771
Access National Corp.	2,404	68,754
ACNB Corp.	927	31,564
AG Mortgage Investment Trust Inc.	4,639	87,167
Allegiance Bancshares Inc. (a)	1,945	84,316
Ambac Financial Group Inc. (a)	7,316	145,223
American Equity Investment Life Holding Co.	14,452	520,272
American National Bankshares Inc.	1,286	51,440
Ameris Bancorp	6,394	341,120
Amerisafe Inc.	2,934	169,439
Ames National Corp.	1,401	43,221
AmTrust Financial Services Inc.	17,859	260,206
Anworth Mortgage Asset Corp.	15,974	79,391
Apollo Commercial Real Estate Finance Inc.	19,900	363,772
Arbor Realty Trust Inc.	3,576	37,298
Ares Commercial Real Estate Corp.	4,511	62,297
Argo Group International Holdings Ltd.	5,245	304,997
Arlington Asset Investment Corp. Class A	4,815	49,643
ARMOUR Residential REIT Inc.	6,169	140,715
Arrow Financial Corp.	2,015	73,346
Artisan Partners Asset Management Inc. Class A	7,739	233,331
Ashford Inc. (a)	131	8,489
Associated Capital Group Inc. Class A	579	21,973
Atlantic Capital Bankshares Inc. (a)	4,078	80,133
Auburn National Bancorporation Inc.	349	17,314
B. Riley Financial Inc.	3,230	72,837

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Baldwin & Lyons Inc.	1,564	$38,162
Banc of California Inc.	6,804	133,018
BancFirst Corp.	2,918	172,746
Banco Latinoamericano de Comercio Exterior SA	5,060	124,527
Bancorp Inc., The (a)	8,376	87,613
BancorpSouth Bank	15,491	510,428
Bank of Commerce Holdings	2,460	31,365
Bank of Marin Bancorp	1,130	91,361
Bank of N.T. Butterfield & Son Ltd., The	8,774	401,147
Bank of Princeton, The (a)	858	28,529
BankFinancial Corp.	2,208	38,971
Bankwell Financial Group Inc.	917	29,482
Banner Corp.	5,164	310,511
Bar Harbor Bankshares	2,445	74,059
BayCom Corp. (a)	1,661	41,110
BCB Bancorp Inc.	1,943	29,145
Beneficial Bancorp Inc.	10,837	175,559
Berkshire Hills Bancorp Inc.	6,575	266,945
Blackstone Mortgage Trust Inc. Class A	16,420	516,081
Blue Hills Bancorp Inc.	3,827	84,959
BofI Holding Inc. (a)	9,539	390,240
Boston Private Financial Holdings Inc.	13,143	208,974
Bridge Bancorp Inc.	2,674	96,130
Bridgewater Bancshares Inc. (a)	794	10,100
BrightSphere Investment Group PLC	13,500	192,510
Brookline Bancorp Inc.	12,731	236,797
Bryn Mawr Bank Corp.	3,225	149,318
BSB Bancorp Inc. (a)	1,277	43,929
Business First Bancshares Inc.	1,447	38,128
Byline Bancorp Inc. (a)	2,483	55,470
C&F Financial Corp.	505	31,588
Cadence BanCorporation	7,466	215,543
Cambridge Bancorp	527	45,607
Camden National Corp.	2,491	113,864
Cannae Holdings Inc. (a)	10,994	203,939
Capital City Bank Group Inc.	1,774	41,920
Capitol Federal Financial Inc.	20,861	274,531
Capstar Financial Holdings Inc. (a)	1,391	25,775
Capstead Mortgage Corp.	15,058	134,769
Carolina Financial Corp.	3,135	134,554
Cathay General Bancorp	12,548	508,069
CB Financial Services Inc.	738	25,387
CBTX Inc.	2,978	98,423
CenterState Bank Corp.	13,319	397,173
Central Pacific Financial Corp.	4,510	129,212
Central Valley Community Bancorp	1,824	38,596
Century Bancorp Inc. Class A	507	38,735
Charter Financial Corp.	2,031	49,049
Chemical Financial Corp.	11,518	641,207
Chemung Financial Corp.	478	23,953
Cherry Hill Mortgage Investment Corp.	2,191	39,131
Citizens & Northern Corp.	2,103	54,384
Citizens Inc. (a)	8,048	62,694
City Holding Co.	2,466	185,517

See accompanying notes to financial statements.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Civista Bancshares Inc.	1,586	$38,445
CNB Financial Corp.	2,471	74,278
CNO Financial Group Inc.	26,451	503,627
CoBiz Financial Inc.	6,086	130,727
Codorus Valley Bancorp Inc.	1,320	40,498
Cohen & Steers Inc.	3,723	155,286
Colony Credit Real Estate Inc.	12,057	249,942
Columbia Banking System Inc.	11,809	482,988
Columbia Financial Inc. (a)	7,994	132,301
Community Bank System Inc.	8,123	479,826
Community Bankers Trust Corp. (a)	3,424	30,645
Community Financial Corp., The	631	22,312
Community Trust Bancorp Inc.	2,596	129,670
ConnectOne Bancorp Inc.	4,721	117,553
County Bancorp Inc.	714	19,635
Cowen Inc. (a)	4,175	57,824
Crawford & Co. Class B	2,133	18,450
Curo Group Holdings Corp. (a)	1,432	35,728
Customers Bancorp Inc. (a)	4,842	137,416
CVB Financial Corp.	16,878	378,405
CYS Investments Inc.	25,199	188,993
Diamond Hill Investment Group	525	102,076
Dime Community Bancshares	5,098	99,411
Donegal Group Inc.	1,325	18,033
Donnelley Financial Solutions Inc. (a)	5,612	97,480
Dynex Capital Inc.	7,751	50,614
Eagle Bancorp Inc. (a)	5,150	315,695
eHealth Inc. (a)	3,017	66,676
Elevate Credit Inc. (a)	3,330	28,172
EMC Insurance Group Inc.	1,570	43,615
Employers Holdings Inc.	5,191	208,678
Encore Capital Group Inc. (a)	4,248	155,477
Enova International Inc. (a)	5,365	196,091
Enstar Group Ltd. (a)	1,951	404,442
Entegra Financial Corp. (a)	1,049	30,736
Enterprise Bancorp Inc.	1,586	64,122
Enterprise Financial Services Corp.	3,675	198,266
Equity Bancshares Inc. Class A (a)	2,134	88,518
Esquire Financial Holdings Inc. (a)	757	19,977
ESSA Bancorp Inc.	1,222	19,344
Essent Group Ltd. (a)	15,478	554,422
Evans Bancorp Inc.	739	34,068
Exantas Capital Corp.	5,059	51,501
EZCORP Inc. Class A (a)	8,310	100,136
Farmers & Merchants Bancorp Inc.	1,388	56,006
Farmers Capital Bank Corp.	1,218	63,458
Farmers National Banc Corp.	4,246	67,724
FB Financial Corp.	2,058	83,802
FBL Financial Group Inc. Class A	1,633	128,599
FCB Financial Holdings Inc. Class A (a)	6,841	402,251
Federal Agricultural Mortgage Corp. Class C	1,454	130,104
Federated Investors Inc. Class B	6,882	160,488
FedNat Holding Co.	2,068	47,709
FGL Holdings (a)	23,020	193,138
Fidelity D&D Bancorp Inc.	345	21,387

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Fidelity Southern Corp.	3,307	$84,031
Financial Engines Inc.	10,268	461,033
Financial Institutions Inc.	2,575	84,718
First BanCorp (a)	34,429	263,382
First Bancorp (North Carolina)	4,691	191,909
First Bancorp Inc.	1,619	45,688
First Bancshares Inc., The	1,969	70,786
First Bank	2,061	28,648
First Busey Corp.	7,069	224,229
First Business Financial Services Inc.	1,316	34,216
First Choice Bancorp	955	29,185
First Commonwealth Financial Corp.	16,175	250,874
First Community Bancshares Inc.	2,542	80,988
First Community Corp.	1,128	28,313
First Connecticut Bancorp Inc.	2,391	73,165
First Defiance Financial Corp.	1,606	107,698
First Financial Bancorp	15,353	470,570
First Financial Bankshares Inc.	10,507	534,806
First Financial Corp. Indiana	2,039	92,469
First Financial Northwest Inc.	1,367	26,684
First Foundation Inc. (a)	5,280	97,891
First Guaranty Bancshares Inc.	671	17,459
First Internet Bancorp	1,295	44,160
First Interstate BancSystem Inc.	5,370	226,614
First Merchants Corp.	7,949	368,834
First Mid-Illinois Bancshares Inc.	1,906	74,906
First Midwest Bancorp Inc.	16,536	421,172
First Northwest Bancorp (a)	1,746	27,884
First of Long Island Corp., The	4,064	100,990
First Savings Financial Group Inc.	223	16,388
First United Corp.	1,064	21,759
FirstCash Inc.	7,177	644,853
Flagstar Bancorp Inc. (a)	4,647	159,206
Flushing Financial Corp.	4,577	119,460
FNB Bancorp	835	30,619
Franklin Financial Network Inc. (a)	1,928	72,493
FS Bancorp Inc.	493	31,182
Fulton Financial Corp.	27,970	461,505
Gain Capital Holdings Inc.	5,045	38,090
GAMCO Investors Inc.	766	20,498
Genworth Financial Inc. Class A (a)	80,676	363,042
German American Bancorp Inc.	3,388	121,460
Glacier Bancorp Inc.	13,728	530,999
Global Indemnity Ltd.	1,355	52,818
Goosehead Insurance Inc. Class A (a)	1,545	38,563
Granite Point Mortgage Trust Inc.	6,950	127,533
Great Ajax Corp.	2,858	37,383
Great Southern Bancorp Inc.	1,742	99,642
Great Western Bancorp Inc.	9,587	402,558
Green Bancorp Inc.	3,784	81,734
Green Dot Corp. Class A (a)	7,713	566,057
Greene County Bancorp Inc.	388	13,153
Greenhill & Co. Inc.	3,604	102,354
Greenlight Capital Re Ltd. Class A (a)	4,947	70,247
Guaranty Bancorp	4,120	122,776

30	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Guaranty Bancshares Inc.	1,158	$38,145
Hallmark Financial Services Inc. (a)	2,453	24,481
Hamilton Lane Inc. Class A	2,477	118,822
Hancock Whitney Corp.	13,757	641,764
Hanmi Financial Corp.	5,153	146,088
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,422	166,335
HarborOne Bancorp Inc. (a)	2,088	39,547
HCI Group Inc.	1,317	54,748
Health Insurance Innovations Inc. Class A (a)	1,825	59,039
Heartland Financial USA Inc.	4,747	260,373
Heritage Commerce Corp.	6,454	109,653
Heritage Financial Corp.	5,469	190,595
Heritage Insurance Holdings Inc.	3,298	54,978
Hilltop Holdings Inc.	11,861	261,772
Hingham Institution for Savings	202	44,379
Home Bancorp Inc.	1,250	58,188
Home Bancshares Inc.	25,713	580,085
HomeStreet Inc. (a)	4,056	109,309
HomeTrust Bancshares Inc. (a)	2,837	79,862
Hope Bancorp Inc.	21,155	377,194
Horace Mann Educators Corp.	6,598	294,271
Horizon Bancorp Inc.	5,921	122,516
Houlihan Lokey Inc.	4,942	253,129
Howard Bancorp Inc. (a)	2,086	37,548
IBERIABANK Corp.	9,062	686,900
Impac Mortgage Holdings Inc. (a)	1,386	13,209
Independence Holding Co.	816	27,132
Independent Bank Corp.	4,382	343,549
Independent Bank Corp. (Michigan)	3,592	91,596
Independent Bank Group Inc.	3,427	228,924
Infinity Property & Casualty Corp.	1,728	245,981
International Bancshares Corp.	8,955	383,274
INTL FCStone Inc. (a)	2,465	127,465
Invesco Mortgage Capital	18,249	290,159
Investar Holding Corp.	1,325	36,636
Investment Technology Group Inc.	5,186	108,491
Investors Bancorp Inc.	40,544	518,558
Investors Title Co.	227	41,918
James River Group Holdings Ltd.	4,196	164,861
Kearny Financial Corp.	15,573	209,457
Kemper Corp.	6,392	483,555
Kingstone Companies Inc.	1,471	24,860
Kinsale Capital Group Inc.	3,153	172,974
KKR Real Estate Finance Trust Inc.	2,532	50,083
Ladder Capital Corp.	13,984	218,430
Ladenburg Thalmann Financial Services Inc.	17,002	57,807
Lakeland Bancorp Inc.	7,273	144,369
Lakeland Financial Corp.	3,988	192,182
LCNB Corp.	1,299	25,590
LegacyTexas Financial Group Inc.	7,724	301,390
LendingClub Corp. (a)	51,831	196,439
LendingTree Inc. (a)	1,255	268,319
Level One Bancorp Inc.	267	7,257
Live Oak Bancshares Inc.	4,114	126,094

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Luther Burbank Corp.	2,629	$30,247
Macatawa Bank Corp.	4,121	50,029
Maiden Holdings Ltd.	10,151	78,670
Malvern Bancorp Inc. (a)	1,026	24,983
Marlin Business Services Corp.	1,319	39,372
MB Financial Inc.	13,382	624,939
MBIA Inc. (a)	14,022	126,759
MBT Financial Corp.	2,828	30,118
Mercantile Bank Corp.	2,644	97,722
Merchants Bancorp	2,576	73,493
Meridian Bancorp Inc.	7,900	151,285
Meta Financial Group Inc.	1,525	148,535
Metropolitan Bank Holding Corp. (a)	1,047	54,947
MGIC Investment Corp. (a)	59,797	641,024
Mid Penn Bancorp Inc.	572	19,963
Middlefield Banc Corp.	421	21,345
Midland States Bancorp Inc.	3,383	115,902
MidSouth Bancorp Inc.	2,223	29,455
MidWestOne Financial Group Inc.	1,807	61,040
Moelis & Co.	6,294	369,143
MTGE Investment Corp.	7,273	142,551
MutualFirst Financial Inc.	1,000	37,750
MVB Financial Corp.	1,269	22,905
National Bank Holdings Corp. Class A	4,610	177,900
National Bankshares Inc.	1,023	47,467
National Commerce Corp. (a)	2,376	110,009
National General Holdings Corp.	9,959	262,220
National Western Life Group Inc. Class A	368	113,072
Nationstar Mortgage Holdings Inc. (a)	4,793	84,021
Navigators Group Inc., The	3,238	184,566
NBT Bancorp Inc.	6,930	264,380
Nelnet Inc. Class A	3,033	177,158
New York Mortgage Trust Inc.	17,827	107,140
NI Holdings Inc. (a)	1,678	28,442
Nicolet Bankshares Inc. (a)	1,458	80,350
NMI Holdings Inc. Class A (a)	10,033	163,538
Northeast Bancorp	1,319	28,754
Northfield Bancorp Inc.	7,062	117,370
Northrim BanCorp Inc.	1,050	41,528
Northwest Bancshares Inc.	15,562	270,623
Norwood Financial Corp.	913	32,886
Oak Valley Bancorp.	841	19,234
OceanFirst Financial Corp.	7,643	228,984
Ocwen Financial Corp. (a)	18,877	74,753
OFG Bancorp	6,698	94,107
Ohio Valley Banc Corp.	644	33,778
Old Line Bancshares Inc.	2,499	87,240
Old National Bancorp	24,481	455,347
Old Second Bancorp Inc.	4,807	69,221
On Deck Capital Inc. (a)	7,800	54,600
OP Bancorp (a)	1,560	19,843
Oppenheimer Holdings Inc. Class A	1,622	45,416
Opus Bank	3,143	90,204
Orchid Island Capital Inc.	8,608	64,732
Origin Bancorp Inc.	2,610	106,853

See accompanying notes to financial statements.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Oritani Financial Corp.	6,491	$105,154
Orrstown Financial Services Inc.	1,094	28,444
Owens Realty Mortgage Inc.	78	1,301
Pacific Mercantile Bancorp (a)	2,339	22,805
Pacific Premier Bancorp Inc. (a)	7,358	280,708
Park National Corp.	2,121	236,322
Parke Bancorp Inc.	1,005	23,768
PCSB Financial Corp.	2,945	58,517
PDL Community Bancorp (a)	1,335	20,973
Peapack-Gladstone Financial Corp.	2,929	101,314
Penns Woods Bancorp Inc.	803	35,958
PennyMac Financial Services Inc. Class A (a)	2,351	46,197
PennyMac Mortgage Investment Trust	9,356	177,670
Peoples Bancorp Inc.	2,884	108,958
Peoples Bancorp of North Carolina Inc.	740	23,702
Peoples Financial Services Corp.	1,148	53,979
People’s Utah Bancorp	2,455	87,644
PHH Corp. (a)	5,076	55,125
Piper Jaffray Companies Inc.	2,388	183,518
PJT Partners Inc. Class A	3,261	174,105
PRA Group Inc. (a)	7,262	279,950
Preferred Bank	2,251	138,346
Premier Financial Bancorp Inc.	1,798	33,569
Primerica Inc.	7,019	699,092
ProAssurance Corp.	8,512	301,750
Provident Bancorp Inc. (a)	658	17,240
Provident Financial Services Inc.	10,085	277,640
Prudential Bancorp Inc.	1,270	24,511
Pzena Investment Management Inc. Class A	2,576	23,725
QCR Holdings Inc.	2,104	99,835
Radian Group Inc.	34,820	564,780
RBB Bancorp	2,187	70,246
Redwood Trust Inc.	12,163	200,325
Regional Management Corp. (a)	1,610	56,382
Reliant Bancorp Inc.	1,601	44,908
Renasant Corp.	7,810	355,511
Republic Bancorp Inc. Class A	1,659	75,153
Republic First Bancorp Inc. (a)	7,896	61,984
Riverview Bancorp Inc.	3,056	25,793
RLI Corp.	6,353	420,505
S&T Bancorp Inc.	5,501	237,863
Safeguard Scientifics Inc. (a)	3,262	41,754
Safety Insurance Group Inc.	2,418	206,497
Sandy Spring Bancorp Inc.	5,599	229,615
SB One Bancorp	981	29,136
Seacoast Banking Corporation of Florida (a)	7,366	232,618
Select Bancorp Inc. (a)	1,329	17,902
Selective Insurance Group Inc.	9,388	516,340
ServisFirst Bancshares Inc.	7,368	307,467
Shore Bancshares Inc.	1,949	37,070
SI Financial Group Inc.	1,654	24,397
Siebert Financial Corp. (a)	940	9,795
Sierra Bancorp	2,267	64,020

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Silvercrest Asset Management Group Inc. Class A	1,494	$24,352
Simmons First National Corp.	14,606	436,719
SmartFinancial Inc. (a)	1,795	46,239
South State Corp.	5,913	509,996
Southern First Bancshares Inc. (a)	1,099	48,576
Southern Missouri Bancorp Inc.	1,131	44,132
Southern National Bancorp of Virginia Inc.	3,334	59,479
Southside Bancshares Inc.	5,358	180,457
Spirit of Texas Bancshares Inc. (a)	357	7,354
State Auto Financial Corp.	2,750	82,253
State Bank Financial Corp.	6,136	204,942
Sterling Bancorp Inc.	2,960	39,546
Stewart Information Services Corp.	3,792	163,321
Stifel Financial Corp.	11,293	590,059
Stock Yards Bancorp Inc.	3,640	138,866
Summit Financial Group Inc.	1,755	47,104
Sutherland Asset Management Corp.	2,800	45,500
Territorial Bancorp Inc.	1,261	39,091
Third Point Reinsurance Ltd. (a)	13,000	162,500
Timberland Bancorp Inc.	982	36,668
Tiptree Inc.	4,735	32,198
Tompkins Financial Corp.	2,405	206,541
TowneBank	10,675	342,668
TPG RE Finance Trust Inc.	5,368	109,078
Trico Bancshares	3,223	120,701
Tristate Capital Holdings Inc. (a)	3,684	96,152
Triumph Bancorp Inc. (a)	3,860	157,295
Trupanion Inc. (a)	3,865	149,189
Trustco Bank Corp. NY	15,315	136,303
Trustmark Corp.	10,998	358,865
UMB Financial Corp.	7,326	558,461
Union Bankshares Corp.	10,578	411,273
Union Bankshares Inc.	589	30,569
United Bankshares Inc.	16,383	596,341
United Community Banks Inc.	12,575	385,675
United Community Financial Corp.	7,542	82,887
United Financial Bancorp Inc.	8,238	144,330
United Fire Group Inc.	3,400	185,334
United Insurance Holdings Corp.	3,218	63,008
United Security Bancshares	2,059	23,061
Unity Bancorp Inc.	1,215	27,641
Universal Insurance Holdings Inc.	4,960	174,096
Univest Corp. of Pennsylvania	4,690	128,975
Valley National Bancorp	52,183	634,545
Value Line Inc.	300	7,110
Veritex Holdings Inc. (a)	3,687	114,555
Virtus Investment Partners Inc.	1,150	147,143
Waddell & Reed Financial Inc. Class A	13,149	236,288
Walker & Dunlop Inc.	4,385	244,025
Washington Federal Inc.	13,602	444,785
Washington Trust Bancorp Inc.	2,424	140,834
Waterstone Financial Inc.	3,940	67,177
WesBanco Inc.	7,196	324,108

32	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
West Bancorporation	2,667	$67,075
Westamerica Bancorporation	4,188	236,664
Western Asset Mortgage
Capital Corp.	6,956	72,482
Western New England Bancorp Inc.	4,419	48,609
Westwood Holdings Group Inc.	1,456	86,690
WisdomTree Investments Inc.	18,060	163,985
WMIH Corp. (a)	33,065	44,307
World Acceptance Corp. (a)	1,019	113,119
WSFS Financial Corp.	4,772	254,348

		63,337,837

Health Care (15.47%)
AAC Holdings Inc. (a)	2,368	22,188
Abaxis Inc.	3,496	290,194
Abeona Therapeutics Inc. (a)	4,595	73,520
ACADIA Pharmaceuticals Inc. (a)	15,876	242,427
Accelerate Diagnostics Inc. (a)	4,228	94,284
Acceleron Pharma Inc. (a)	6,248	303,153
Accuray Inc. (a)	12,960	53,136
Achaogen Inc. (a)	5,460	47,284
Achillion Pharmaceuticals Inc. (a)	21,270	60,194
Aclaris Therapeutics Inc. (a)	4,326	86,390
Acorda Therapeutics Inc. (a)	6,836	196,193
Adamas Pharmaceuticals Inc. (a)	3,543	91,516
Addus HomeCare Corp. (a)	1,220	69,845
ADMA Biologics Inc. (a)	3,050	13,756
Aduro Biotech Inc. (a)	10,352	72,464
Adverum Biotechnologies Inc. (a)	8,772	46,492
Aeglea BioTherapeutics Inc. (a)	2,623	27,751
Aerie Pharmaceuticals Inc. (a)	5,735	387,399
Agenus Inc. (a)	12,282	27,880
Aimmune Therapeutics Inc. (a)	6,984	187,800
Akcea Therapeutics Inc. (a)	2,054	48,700
Akebia Therapeutics Inc. (a)	8,140	81,237
Akorn Inc. (a)	15,051	249,696
Albireo Pharma Inc. (a)	1,468	52,114
Alder Biopharmaceuticals Inc. (a)	9,385	148,283
Aldeyra Therapeutics Inc. (a)	2,564	20,384
Allena Pharmaceuticals Inc. (a)	1,874	24,418
Allscripts Healthcare Solutions Inc. (a)	28,829	345,948
AMAG Pharmaceuticals Inc. (a)	5,453	106,334
Amedisys Inc. (a)	4,611	394,056
American Renal Associates Holdings Inc. (a)	2,098	33,085
Amicus Therapeutics Inc. (a)	30,499	476,394
AMN Healthcare Services Inc. (a)	7,611	446,005
Amneal Pharmaceuticals Inc. (a)	14,000	229,740
Amphastar Pharmaceuticals Inc. (a)	5,857	89,378
Ampio Pharmaceuticals Inc. (a)	12,735	28,017
AnaptysBio Inc. (a)	2,992	212,552
Angiodynamics Inc. (a)	5,917	131,594
ANI Pharmaceuticals Inc. (a)	1,231	82,231
Anika Therapeutics Inc. (a)	2,396	76,672
Antares Pharma Inc. (a)	23,245	59,972
Apellis Pharmaceuticals Inc. (a)	5,823	128,106

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Apollo Medical Holdings Inc. (a)	3,169	$81,950
Aratana Therapeutics Inc. (a)	6,581	27,969
Arbutus Biopharma Corp. (a)	5,689	41,530
Arcus Biosciences Inc. (a)	835	10,220
Ardelyx Inc. (a)	5,362	19,839
Arena Pharmaceuticals Inc. (a)	8,001	348,844
ArQule Inc. (a)	13,957	77,182
Array Biopharma Inc. (a)	32,855	551,307
Arrowhead Pharmaceuticals Inc. (a)	14,019	190,658
Arsanis Inc. (a)	688	2,497
Assembly Biosciences Inc. (a)	2,736	107,279
Atara Biotherapeutics Inc. (a)	6,554	240,860
Athenex Inc. (a)	6,787	126,645
Athersys Inc. (a)	16,463	32,432
AtriCure Inc. (a)	5,401	146,097
Atrion Corp.	221	132,467
Audentes Therapeutics Inc. (a)	5,160	197,164
Aveo Pharmaceuticals Inc. (a)	16,361	36,976
Avid Bioservices Inc. (a)	8,128	31,862
AxoGen Inc. (a)	5,366	269,642
Bellicum Pharmaceutical Inc. (a)	6,412	47,321
BioCryst Pharmaceuticals Inc. (a)	16,455	94,287
Biohaven Pharmaceutical Holding Company Ltd. (a)	4,408	174,204
BioScrip Inc. (a)	20,469	59,974
BioSpecifics Technologies Corp. (a)	954	42,796
BioTelemetry Inc. (a)	5,227	235,215
BioTime Inc. (a)	13,380	27,563
Blueprint Medicines Corp. (a)	6,722	426,713
Brookdale Senior Living Inc. (a)	30,079	273,418
Calithera Biosciences Inc. (a)	4,967	24,835
Calyxt Inc. (a)	767	14,320
Cambrex Corp. (a)	5,329	278,707
Capital Senior Living Corp. (a)	4,049	43,203
Cara Therapeutics Inc. (a)	4,357	83,437
Cardiovascular Systems Inc. (a)	5,247	169,688
CareDx Inc. (a)	5,203	63,685
CASI Pharmaceuticals Inc. (a)	7,724	63,569
Castlight Health Inc. Class B (a)	12,420	52,785
Catalyst Biosciences Inc. (a)	1,915	22,348
Catalyst Pharmaceuticals Inc. (a)	15,881	49,549
Celcuity Inc. (a)	967	24,001
Cellular Biomedicine Group Inc. (a)	1,494	29,208
Cerus Corp. (a)	21,005	140,103
ChemoCentryx Inc. (a)	3,984	52,469
Chimerix Inc. (a)	7,277	34,639
ChromaDex Corp. (a)	6,178	22,920
Civitas Solutions Inc. (a)	2,482	40,705
Clearside Biomedical Inc. (a)	4,517	48,287
Clovis Oncology Inc. (a)	7,676	349,028
Codexis Inc. (a)	8,203	118,123
Cohbar Inc. (a)	3,582	23,462
Coherus Biosciences Inc. (a)	7,549	105,686
Collegium Pharmaceutical Inc. (a)	4,728	112,763
Community Health Systems Inc. (a)	13,798	45,809
Computer Programs & Systems Inc.	1,814	59,681

See accompanying notes to financial statements.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Concert Pharmaceuticals Inc. (a)	3,443	$57,946
Conmed Corp.	4,074	298,217
Corbus Pharmaceuticals Holdings Inc. (a)	8,215	41,486
Corcept Therapeutics Inc. (a)	15,748	247,559
Corium International Inc. (a)	4,304	34,475
Corvel Corp. (a)	1,483	80,082
Corvus Pharmaceuticals Inc. (a)	2,229	24,474
Cotiviti Holdings Inc. (a)	6,367	280,976
Cross Country Healthcare Inc. (a)	5,747	64,654
CryoLife Inc. (a)	5,723	159,386
Cryoport Inc. (a)	4,001	63,136
CTI BioPharma Corp. (a)	7,660	38,147
Cue BioPharma Inc. (a)	2,752	32,639
Cutera Inc. (a)	2,070	83,421
CymaBay Therapeutics Inc. (a)	9,488	127,329
Cytokinetics Inc. (a)	7,619	63,238
CytomX Therapeutics Inc. (a)	6,216	142,098
CytoSorbents Corp. (a)	3,951	45,041
Deciphera Pharmaceuticals Inc. (a)	1,256	49,424
Denali Therapeutics Inc. (a)	2,924	44,591
DepoMed Inc. (a)	9,335	62,264
Dermira Inc. (a)	6,197	57,012
Dicerna Pharmaceuticals Inc. (a)	7,155	87,649
Diplomat Pharmacy Inc. (a)	9,145	233,746
Dova Pharmaceuticals Inc. (a)	1,899	56,818
Durect Corp. (a)	25,391	39,610
Dyax Corp. Contingent Value Rights (a)(b)	23,324	25,890
Dynavax Technologies Corp. (a)	10,221	155,870
Eagle Pharmaceuticals Inc. (a)	1,680	127,109
Editas Medicine Inc. (a)	7,358	263,637
Eloxx Pharmaceuticals Inc. (a)	3,462	59,096
Emergent Biosolutions Inc. (a)	7,181	362,569
Enanta Pharmaceuticals Inc. (a)	2,701	313,046
Endo International PLC (a)	36,092	340,348
Endocyte Inc. (a)	10,466	144,431
Endologix Inc. (a)	13,356	75,595
Ensign Group Inc., The	7,939	284,375
Enzo Biochem Inc. (a)	7,748	40,212
Epizyme Inc. (a)	8,437	114,321
Esperion Therapeutics Inc. (a)	3,690	144,611
Evelo Biosciences Inc. (a)	875	10,325
Evolent Health Inc. Class A (a)	10,867	228,750
Evolus Inc. (a)	816	22,840
Fate Therapeutics Inc. (a)	8,173	92,682
Fennec Pharmaceuticals Inc. (a)	1,819	18,990
FibroGen Inc. (a)	12,047	754,142
Five Prime Therapeutics Inc. (a)	5,155	81,501
Flexion Therapeutics Inc. (a)	5,480	141,658
Fluidigm Corp. (a)	4,230	25,211
Fonar Corp. (a)	988	26,231
Fortress Biotech Inc. (a)	5,274	15,717
Foundation Medicine Inc. (a)	2,461	336,419
G1 Therapeutics Inc. (a)	3,290	142,983
Genesis Healthcare Inc. (a)	8,928	20,445
GenMark Diagnostics Inc. (a)	8,083	51,570

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Genomic Health Inc. (a)	3,335	$168,084
Geron Corp. (a)	25,672	88,055
Glaukos Corp. (a)	5,317	216,083
Global Blood Therapeutics Inc. (a)	8,055	364,086
Globus Medical Inc. Class A (a)	11,546	582,611
GlycoMimetics Inc. (a)	5,420	87,425
GTx Inc. (a)	742	11,360
Haemonetics Corp. (a)	8,656	776,270
Halozyme Therapeutics Inc. (a)	20,142	339,796
Halyard Health Inc. (a)	7,549	432,180
Harvard Bioscience Inc. (a)	4,632	24,781
HealthEquity Inc. (a)	8,724	655,172
HealthStream Inc.	4,230	115,521
Helius Medical Technologies Inc. (a)	2,103	20,021
Heron Therapeutics Inc. (a)	10,289	399,728
Heska Corp. (a)	1,033	107,215
HMS Holdings Corp. (a)	13,243	286,314
Homology Medicines Inc. (a)	1,685	34,374
Horizon Pharma PLC (a)	26,638	441,125
Idera Pharmaceuticals Inc. (a)	23,753	31,354
Immune Design Corp. (a)	5,369	24,429
ImmunoGen Inc. (a)	20,656	200,983
Immunomedics Inc. (a)	21,232	502,561
Innovate Biopharmaceuticals Inc. (a)	2,745	64,700
Innoviva Inc. (a)	11,105	153,249
Inogen Inc. (a)	2,842	529,550
Inovalon Holdings Inc. Class A (a)	11,090	110,068
Inovio Pharmaceuticals Inc. (a)	12,853	50,384
Insmed Inc. (a)	12,362	292,361
Inspire Medical Systems Inc. (a)	1,251	44,611
Insys Therapeutics Inc. (a)	4,731	34,252
Integer Holdings Corp. (a)	5,027	324,996
Intellia Therapeutics Inc. (a)	5,356	146,540
Intercept Pharmaceuticals Inc. (a)	3,529	296,118
Intersect ENT Inc. (a)	4,774	178,786
Intra-Cellular Therapies Inc. (a)	7,220	127,577
Intrexon Corp. (a)	11,202	156,156
IntriCon Corp. (a)	977	39,373
Invacare Corp.	5,262	97,873
Invitae Corp. (a)	10,283	75,580
Iovance Biotherapeutics Inc. (a)	13,253	169,638
iRadimed Corp. (a)	560	11,620
iRhythm Technologies Inc. (a)	3,823	310,160
Ironwood Pharmaceuticals Inc. (a)	22,343	427,198
Jounce Therapeutics Inc. (a)	2,248	17,220
K2M Group Holdings Inc. (a)	6,577	147,983
Kadmon Holdings Inc. (a)	11,165	44,548
Kala Pharmaceuticals Inc. (a)	2,215	30,412
Karyopharm Therapeutics Inc. (a)	7,817	132,811
Keryx Biopharmaceuticals Inc. (a)	15,820	59,483
Kindred Biosciences Inc. (a)	4,119	43,867
Kindred Healthcare Inc. (a)	14,290	128,610
Kura Oncology Inc. (a)	4,007	72,927
La Jolla Pharmaceutical Co. (a)	3,458	100,870
Lannett Company Inc. (a)	4,575	62,220
Lantheus Holdings Inc. (a)	5,985	87,082

34	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
LeMaitre Vascular Inc.	2,442	$81,758
Lexicon Pharmaceuticals Inc. (a)	7,130	85,560
LHC Group Inc. (a)	4,975	425,810
LifePoint Health Inc. (a)	5,723	279,282
Ligand Pharmaceuticals Inc. Class B (a)	3,375	699,199
LivaNova PLC (a)	7,845	783,088
Loxo Oncology Inc. (a)	4,278	742,147
Luminex Corp.	6,621	195,518
MacroGenics Inc. (a)	6,325	130,611
Madrigal Pharmaceuticals Inc. (a)	937	262,070
Magellan Health Inc. (a)	3,967	380,634
Mallinckrodt PLC (a)	13,276	247,730
MannKind Corp. (a)	22,560	42,864
Marinus Pharmaceuticals Inc. (a)	5,847	41,338
Medicines Co., The (a)	10,996	403,553
MediciNova Inc. (a)	6,057	48,214
Medidata Solutions Inc. (a)	9,303	749,450
Medpace Holdings Inc. (a)	1,931	83,033
Melinta Therapeutics Inc. (a)	3,241	20,580
Menlo Therapeutics Inc. (a)	995	8,079
Meridian Bioscience Inc.	6,851	108,931
Merit Medical Systems Inc. (a)	7,919	405,453
Mersana Therapeutics Inc. (a)	2,099	37,488
MiMedx Group Inc. (a)	16,856	107,710
Minerva Neurosciences Inc. (a)	4,935	40,714
Miragen Therapeutics Inc. (a)	4,003	25,659
Mirati Therapeutics Inc. (a)	2,918	143,857
Molecular Templates Inc. (a)	1,461	7,641
Momenta Pharmaceuticals Inc. (a)	12,371	252,987
Mustang Bio Inc. (a)	2,164	14,910
MyoKardia Inc. (a)	4,917	244,129
Myriad Genetics Inc. (a)	10,580	395,375
NanoString Technologies Inc. (a)	3,450	47,196
NantHealth Inc. (a)	2,817	9,324
NantKwest Inc. (a)	4,937	15,107
Natera Inc. (a)	5,086	95,719
National Healthcare Corp.	1,970	138,649
National Research Corp. Class A	1,767	66,086
Natus Medical Inc. (a)	5,198	179,331
Neogen Corp. (a)	8,101	649,619
NeoGenomics Inc. (a)	8,824	115,683
Neos Therapeutics Inc. (a)	4,198	26,238
Nevro Corp. (a)	4,690	374,497
NewLink Genetics Corp. (a)	4,970	23,657
Novavax Inc. (a)	61,453	82,347
Novocure Ltd. (a)	11,580	362,454
NuVasive Inc. (a)	8,288	431,971
Nuvectra Corp. (a)	2,237	45,926
NxStage Medical Inc. (a)	10,598	295,684
Nymox Pharmaceutical Corp. (a)	4,564	15,335
Ocular Therapeutix Inc. (a)	5,373	36,268
Odonate Therapeutics Inc. (a)	1,000	22,080
Omeros Corp. (a)	7,251	131,533
Omnicell Inc. (a)	6,185	324,403
OPKO Health Inc. (a)	51,861	243,747

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Optinose Inc. (a)	2,599	$72,720
OraSure Technologies Inc. (a)	9,695	159,677
Organovo Holdings Inc. (a)	19,361	27,105
Orthofix International NV (a)	2,816	160,005
OrthoPediatrics Corp. (a)	1,107	29,490
Ovid Therapeutics Inc. (a)	1,840	14,352
Owens & Minor Inc.	9,929	165,914
Oxford Immunotec Global PLC (a)	4,142	53,390
Pacific Biosciences of California Inc. (a)	20,487	72,729
Pacira Pharmaceuticals Inc. (a)	6,395	204,960
Palatin Technologies Inc. (a)	25,984	25,199
Paratek Pharmaceuticals Inc. (a)	5,101	52,030
Patterson Companies Inc.	13,251	300,400
PDL BioPharma Inc. (a)	24,833	58,109
PetIQ Inc. (a)	1,621	43,540
Pfenex Inc. (a)	3,128	16,922
Phibro Animal Health Corp. Class A	3,239	149,156
Pieris Pharmaceuticals Inc. (a)	8,383	42,502
PolarityTE Inc. (a)	1,393	32,791
Portola Pharmaceuticals Inc. (a)	10,495	396,396
Prestige Brands Holdings Inc. (a)	8,690	333,522
Progenics Pharmaceuticals Inc. (a)	12,314	99,005
Proteostasis Therapeutics Inc. (a)	4,096	11,428
Prothena Corp. PLC (a)	6,239	90,965
Providence Service Corp. (a)	1,796	141,076
PTC Therapeutics Inc. (a)	7,296	246,094
Pulse Biosciences Inc. (a)	1,923	29,114
Puma Biotechnology Inc. (a)	4,639	274,397
Quality Systems Inc. (a)	8,455	164,873
Quanterix Corp. (a)	756	10,856
Quidel Corp. (a)	5,282	351,253
Quorum Health Corp. (a)	4,554	22,770
R1 RCM Inc. (a)	16,548	143,637
Ra Pharmaceuticals Inc. (a)	2,667	26,537
Radius Health Inc. (a)	6,531	192,469
RadNet Inc. (a)	6,414	96,210
Reata Pharmaceuticals Inc. Class A (a)	2,560	89,523
Recro Pharma Inc. (a)	2,169	10,888
REGENXBIO Inc. (a)	4,608	330,624
Repligen Corp. (a)	6,321	297,340
resTORbio Inc. (a)	962	8,802
Retrophin Inc. (a)	6,453	175,909
Revance Therapeutics Inc. (a)	5,294	145,320
Rhythm Pharmaceuticals Inc. (a)	1,977	61,801
Rigel Pharmaceuticals Inc. (a)	26,630	75,363
Rocket Pharmaceuticals Inc. (a)	3,360	65,957
Rockwell Medical Inc. (a)	7,927	39,080
RTI Surgical Inc. (a)	9,683	44,542
Sangamo Therapeutics Inc. (a)	16,349	232,156
Savara Inc. (a)	4,017	45,472
scPharmaceuticals Inc. (a)	1,083	6,130
SeaSpine Holdings Corp. (a)	1,822	22,994
Select Medical Holdings Corp. (a)	17,479	317,244
Selecta Biosciences Inc. (a)	3,002	39,777
Senseonics Holdings Inc. (a)	10,700	43,977

See accompanying notes to financial statements.	35

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Seres Therapeutics Inc. (a)	2,927	$25,172
Sienna Biopharmaceuticals Inc. (a)	2,341	35,560
Sientra Inc. (a)	3,729	72,753
SIGA Technologies Inc. (a)	8,347	49,581
Simulations Plus Inc.	1,738	38,671
Solid Biosciences Inc. (a)	1,402	49,953
Sorrento Therapeutics Inc. (a)	14,015	100,908
Spark Therapeutics Inc. (a)	5,071	419,676
Spectrum Pharmaceuticals Inc. (a)	15,957	334,459
Spero Therapeutics Inc. (a)	999	14,655
Spring Bank Pharmaceuticals Inc. (a)	1,391	16,483
STAAR Surgical Co. (a)	6,803	210,893
Stemline Therapeutics Inc. (a)	4,459	71,567
Supernus Pharmaceuticals Inc. (a)	7,903	472,995
Surface Oncology Inc. (a)	1,176	19,181
Surgery Partners Inc. (a)	3,070	45,743
SurModics Inc. (a)	2,214	122,213
Syndax Pharmaceuticals Inc. (a)	2,072	14,545
Syneos Health Inc. (a)	9,024	423,226
Synergy Pharmaceuticals Inc. (a)	40,150	69,861
Synlogic Inc. (a)	2,484	24,418
Syros Pharmaceuticals Inc. (a)	3,951	40,340
T2 Biosystems Inc. (a)	4,091	31,664
Tabula Rasa HealthCare Inc. (a)	2,785	177,767
Tactile Systems Technology Inc. (a)	2,789	145,028
Tandem Diabetes Care Inc. (a)	7,181	158,126
Teladoc Inc. (a)	9,994	580,152
Teligent Inc. (a)	6,748	23,348
Tenet Healthcare Corp. (a)	13,481	452,557
Tetraphase Pharmaceuticals Inc. (a)	8,084	28,860
TG Therapeutics Inc. (a)	9,541	125,464
TherapeuticsMD Inc. (a)	27,384	170,876
Theravance Biopharma Inc. (a)	6,781	153,793
Tivity Health Inc. (a)	6,452	227,110
Tocagen Inc. (a)	2,703	25,246
TransEnterix Inc. (a)	25,085	109,371
Triple-S Management Corp. Class B (a)	3,520	137,491
Tyme Technologies Inc. (a)	6,251	19,753
U.S. Physical Therapy Inc.	2,012	193,152
Ultragenyx Pharmaceutical Inc. (a)	7,578	582,521
UNITY Biotechnology Inc. (a)	820	12,349
Unum Therapeutics Inc. (a)	575	8,251
Utah Medical Products Inc.	570	62,786
Vanda Pharmaceuticals Inc. (a)	8,288	157,886
Varex Imaging Corp. (a)	6,172	228,919
Veracyte Inc. (a)	3,799	35,483
Verastem Inc. (a)	8,511	58,556
Vericel Corp. (a)	5,949	57,705
ViewRay Inc. (a)	7,959	55,076
Viking Therapeutics Inc. (a)	7,012	66,544
Vital Therapies Inc. (a)	4,122	28,236
Vocera Communications Inc. (a)	4,798	143,412
Voyager Therapeutics Inc. (a)	3,458	67,569
WaVe Life Sciences Ltd. (a)	2,841	108,668
Wright Medical Group NV (a)	17,084	443,501
Xencor Inc. (a)	7,450	275,725

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
XOMA Corp. (a)	928	$19,377
Zafgen Inc. (a)	3,655	37,391
ZIOPHARM Oncology Inc. (a)	21,341	64,450
Zogenix Inc. (a)	5,697	251,807
Zomedica Pharmaceuticals Corp. (a)	4,722	10,625

		55,203,212

Industrials (14.75%)
Aaon Inc.	6,623	220,208
AAR Corp.	5,231	243,189
ABM Industries Inc.	10,664	311,176
Acacia Research Corp. (a)	8,391	34,823
Acco Brands Corp.	17,155	237,597
Actuant Corp. Class A	9,784	287,160
Advanced Disposal Services Inc. (a)	11,571	286,729
Advanced Drainage Systems Inc.	7,148	204,075
Aegion Corp. (a)	5,112	131,634
Aerojet Rocketdyne Holdings Inc. (a)	11,252	331,821
Aerovironment Inc. (a)	3,396	242,576
Air Transport Services Group Inc. (a)	9,330	210,765
Aircastle Ltd.	7,884	161,622
Alamo Group Inc.	1,531	138,341
Albany International Corp. Class A	4,671	280,961
Allegiant Travel Co.	2,078	288,738
Allied Motion Technologies Inc.	1,120	53,626
Altra Industrial Motion Corp.	4,514	194,553
Ameresco Inc. Class A (a)	3,331	39,972
American Railcar Industries Inc.	1,123	44,336
American Woodmark Corp. (a)	2,212	202,509
Apogee Enterprises Inc.	4,430	213,393
Applied Industrial Technologies Inc.	6,167	432,615
ArcBest Corp.	4,213	192,534
Argan Inc.	2,366	96,888
Armstrong Flooring Inc. (a)	3,358	47,146
ASGN Inc. (a)	8,169	638,734
Astec Industries Inc.	3,682	220,184
Astronics Corp. (a)	3,305	118,881
Atkore International Group Inc. (a)	6,318	131,225
Atlas Air Worldwide Holdings Inc. (a)	3,807	272,962
Avis Budget Group Inc. (a)	11,037	358,703
Axon Enterprise Inc. (a)	8,467	534,945
AZZ Inc.	4,165	180,969
Babcock & Wilcox Enterprises Inc. (a)	5,219	12,421
Barnes Group Inc.	7,961	468,903
Barrett Business Services Inc.	1,197	115,594
Beacon Roofing Supply Inc. (a)	10,980	467,968
BG Staffing Inc.	1,131	26,296
Blue Bird Corp. (a)	2,344	52,388
BlueLinx Holdings Inc. (a)	1,428	53,593
BMC Stock Holdings Inc. (a)	10,859	226,410
Brady Corp.	7,584	292,363
Briggs & Stratton Corp.	6,840	120,452
Brink’s Co., The	8,097	645,736
Builders FirstSource Inc. (a)	18,187	332,640
CaesarStone Ltd.	3,693	55,764

36	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CAI International Inc. (a)	2,935	$68,209
Casella Waste Systems Inc. Class A (a)	6,495	166,337
CBIZ Inc. (a)	8,149	187,427
CECO Environmental Corp.	4,803	29,490
Chart Industries Inc. (a)	4,984	307,413
Cimpress NV (a)	3,547	514,173
CIRCOR International Inc.	2,602	96,170
Columbus McKinnon Corp.	3,533	153,191
Comfort Systems USA Inc.	5,881	269,350
Commercial Vehicle Group Inc. (a)	5,025	36,884
Continental Building Products Inc. (a)	5,923	186,871
Costamare Inc.	7,539	60,161
Covanta Holding Corp.	18,993	313,385
Covenant Transport Group Inc. Class A (a)	2,078	65,457
CRA International Inc.	1,261	64,172
CSW Industrials Inc. (a)	2,514	132,865
Cubic Corp.	4,082	262,064
Daseke Inc. (a)	6,512	64,664
Deluxe Corp.	7,705	510,148
DMC Global Inc.	2,248	100,935
Douglas Dynamics Inc.	3,639	174,672
Ducommun Inc. (a)	1,639	54,235
DXP Enterprises Inc. (a)	2,562	97,868
Dycom Industries Inc. (a)	4,899	463,004
Eagle Bulk Shipping Inc. (a)	7,454	40,550
Eastern Co., The	893	25,049
Echo Global Logistics Inc. (a)	4,492	131,391
EMCOR Group Inc.	9,374	714,111
Encore Wire Corp.	3,210	152,315
Energous Corp. (a)	3,743	55,509
Energy Recovery Inc. (a)	5,664	45,765
EnerSys	6,775	505,686
Engility Holdings Inc. (a)	3,048	93,391
Ennis Inc.	3,881	78,978
Enphase Energy Inc. (a)	13,883	93,433
EnPro Industries Inc.	3,358	234,892
EnviroStar Inc.	557	22,447
ESCO Technologies Inc.	3,987	230,050
Essendant Inc.	6,233	82,400
Esterline Technologies Corp. (a)	4,241	312,986
Evoqua Water Technologies Corp. (a)	12,176	249,608
Exponent Inc.	8,311	401,421
Federal Signal Corp.	9,356	217,901
Forrester Research Inc.	1,671	70,098
Forward Air Corp.	4,740	280,039
Foundation Building Materials Inc. (a)	2,570	39,527
Franklin Covey Co. (a)	1,544	37,905
Franklin Electric Co. Inc.	7,511	338,746
Freightcar America Inc.	2,061	34,604
FTI Consulting Inc. (a)	6,045	365,602
FuelCell Energy Inc. (a)	12,967	17,116
GATX Corp.	6,121	454,362
Genco Shipping & Trading Ltd. (a)	1,183	18,337
Gencor Industries Inc. (a)	1,255	20,268
Generac Holdings Inc. (a)	9,734	503,540

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
General Finance Corp. (a)	1,474	$19,973
Gibraltar Industries Inc. (a)	5,214	195,525
Global Brass & Copper Holdings Inc.	3,485	109,255
GMS Inc. (a)	5,357	145,121
Gorman-Rupp Co., The	2,884	100,940
GP Strategies Corp. (a)	2,137	37,611
Graham Corp.	1,712	44,187
Granite Construction Inc.	7,069	393,461
Great Lakes Dredge & Dock Co. (a)	8,748	45,927
Greenbrier Companies Inc., The	5,105	269,289
Griffon Corp.	4,770	84,906
H&E Equipment Services Inc.	5,235	196,888
Harsco Corp. (a)	12,693	280,515
Hawaiian Holdings Inc.	8,000	287,600
HC2 Holdings Inc. (a)	6,890	40,307
Healthcare Services Group Inc.	11,932	515,343
Heartland Express Inc.	7,745	143,670
Heidrick & Struggles International Inc.	3,003	105,105
Herc Holdings Inc. (a)	3,826	215,557
Heritage-Crystal Clean Inc. (a)	2,557	51,396
Herman Miller Inc.	9,663	327,576
Hertz Global Holdings Inc. (a)	8,969	137,584
Hill International Inc. (a)	7,764	45,808
Hillenbrand Inc.	9,987	470,887
HNI Corp.	7,102	264,194
Hub Group Inc. (a)	5,264	262,147
Hurco Companies Inc.	970	43,408
Huron Consulting Group Inc. (a)	3,566	145,849
Hyster-Yale Materials Handling Inc.	1,674	107,555
ICF International Inc.	2,899	205,974
IES Holdings Inc. (a)	1,246	20,871
Infrastructure and Energy Alternatives Inc. (a)	2,738	25,491
Innerworkings Inc. (a)	7,362	63,976
Insperity Inc.	6,146	585,407
Insteel Industries Inc.	2,831	94,555
Interface Inc.	9,434	216,510
JELD-WEN Holding Inc. (a)	11,291	322,810
John Bean Technologies Corp.	5,013	445,656
Kadant Inc.	1,775	170,666
Kaman Corp.	4,443	309,633
KBR Inc.	22,747	407,626
Kelly Services Inc. Class A	4,891	109,803
Kennametal Inc.	13,147	471,977
Keyw Holding Corp., The (a)	7,813	68,286
Kforce Inc.	3,771	129,345
Kimball International Inc. Class B	6,032	97,477
KLX Inc. (a)	8,098	582,246
Knoll Inc.	7,922	164,857
Korn/Ferry International	9,090	562,944
Kratos Defense & Security Solutions Inc. (a)	14,166	163,051
L.B. Foster Co. Class A (a)	1,317	30,225
Lawson Products Inc. (a)	1,004	24,447
Lindsay Corp.	1,720	166,823
LSC Communications Inc.	5,453	85,394

See accompanying notes to financial statements.	37

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Lydall Inc. (a)	2,766	$120,736
Manitex International Inc. (a)	2,276	28,404
Manitowoc Company Inc., The (a)	5,685	147,014
Marten Transport Ltd.	6,220	145,859
Masonite International Corp. (a)	4,442	319,158
MasTec Inc. (a)	10,522	533,992
Matson Inc.	6,868	263,594
Matthews International Corp. Class A	4,959	291,589
Maxar Technologies Ltd.	9,124	460,944
McGrath Rentcorp	3,873	245,045
Mercury Systems Inc. (a)	7,629	290,360
Meritor Inc. (a)	13,701	281,830
Milacron Holdings Corp. (a)	11,145	210,975
Miller Industries Inc.	1,840	47,012
Mistras Group Inc. (a)	2,854	53,884
Mobile Mini Inc.	7,155	335,570
Moog Inc. Class A	5,169	402,975
MRC Global Inc. (a)	13,541	293,433
MSA Safety Inc.	5,484	528,329
Mueller Industries Inc.	9,193	271,285
Mueller Water Products Inc.	25,134	294,570
Multi-Color Corp.	2,257	145,915
MYR Group Inc. (a)	2,527	89,607
National Presto Industries Inc.	786	97,464
Navigant Consulting Inc. (a)	7,320	162,065
Navistar International Corp. (a)	7,929	322,869
NCI Building Systems Inc. (a)	6,890	144,690
Nexeo Solutions Inc. (a)	5,170	47,202
NL Industries Inc. (a)	1,105	9,614
NN Inc.	4,446	84,029
Northwest Pipe Co. (a)	1,508	29,210
NOW Inc. (a)	17,372	231,569
NV5 Global Inc. (a)	1,335	92,516
Omega Flex Inc.	508	40,188
Orion Group Holdings Inc. (a)	4,710	38,905
P.A.M. Transportation Services Inc. (a)	341	16,017
Park-Ohio Holdings Corp.	1,418	52,891
Patrick Industries Inc. (a)	3,951	224,614
PGT Innovations Inc. (a)	7,851	163,693
Pitney Bowes Inc.	30,324	259,877
Plug Power Inc. (a)	36,348	73,423
Powell Industries Inc.	1,447	50,399
Preformed Line Products Co.	463	41,105
Primoris Services Corp.	6,718	182,931
Proto Labs Inc. (a)	4,361	518,741
Quad Graphics Inc.	5,290	110,191
Quanex Building Products Corp.	5,600	100,520
R.R. Donnelley & Sons Co.	11,900	68,544
Radiant Logistics Inc. (a)	6,422	25,110
Raven Industries Inc.	5,729	220,280
RBC Bearings Inc. (a)	3,788	487,932
Resources Connection Inc.	4,600	77,740
REV Group Inc.	4,755	80,883
Rexnord Corp. (a)	16,804	488,324
Rush Enterprises Inc. Class A (a)	4,826	209,352

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Rush Enterprises Inc. Class B (a)	727	$31,915
Safe Bulkers Inc. (a)	7,634	25,956
Saia Inc. (a)	4,110	332,294
Scorpio Bulkers Inc.	9,517	67,571
Simpson Manufacturing Co. Inc.	6,672	414,932
SiteOne Landscape Supply Inc. (a)	6,418	538,919
SkyWest Inc.	8,201	425,632
Spartan Motors Inc.	5,314	80,241
Sparton Corp. (a)	1,625	30,859
Spirit Airlines Inc. (a)	11,042	401,377
SPX Corp. (a)	6,917	242,441
SPX FLOW Inc. (a)	6,789	297,155
Standard Plus Corp. (a)	3,612	134,366
Standex International Corp.	2,040	208,488
Steelcase Inc.	13,712	185,112
Sterling Construction Company Inc. (a)	4,138	53,918
Sun Hydraulics Corp.	4,599	221,626
Sunrun Inc. (a)	15,292	201,090
Team Inc. (a)	4,808	111,065
Tennant Co.	2,886	227,994
Tetra Tech Inc.	8,916	521,586
Textainer Group Holdings Ltd. (a)	4,403	70,008
Thermon Group Holdings Inc. (a)	5,195	118,810
Titan International Inc.	8,091	86,816
Titan Machinery Inc. (a)	3,104	48,267
TPI Composites Inc. (a)	2,337	68,334
Trex Co. Inc. (a)	9,521	595,919
TriMas Corp. (a)	7,484	220,030
TriNet Group Inc. (a)	7,023	392,867
Triton International Ltd. of Bermuda	8,432	258,525
Triumph Group Inc.	7,711	151,136
TrueBlue Inc. (a)	6,669	179,730
Tutor Perini Corp. (a)	5,801	107,028
Twin Disc Inc. (a)	1,346	33,408
UniFirst Corp.	2,458	434,820
Universal Forest Products Inc.	9,724	356,093
Universal Logistics Holdings Inc.	1,455	38,194
US Ecology Inc.	3,577	227,855
USA Truck Inc. (a)	1,261	29,596
Vectrus Inc. (a)	1,844	56,832
Veritiv Corp. (a)	1,868	74,440
Viad Corp.	3,183	172,678
Vicor Corp. (a)	2,750	119,763
Vivint Solar Inc. (a)	4,915	24,329
VSE Corp.	1,466	70,045
Wabash National Corp.	9,213	171,915
WageWorks Inc. (a)	6,468	323,400
Watts Water Technologies Inc.	4,506	353,270
Werner Enterprises Inc.	7,735	290,449
Wesco Aircraft Holdings Inc. (a)	8,498	95,603
Willdan Group Inc. (a)	1,238	38,341
Willis Lease Finance Corp. (a)	459	14,500
Willscot Corp. (a)	5,388	79,742
Woodward Inc.	8,628	663,148

38	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
YRC Worldwide Inc. (a)	5,352	$53,788

		52,646,108

Information Technology (14.74%)
3D Systems Corp. (a)	17,341	239,479
8x8 Inc. (a)	14,626	293,251
A10 Networks Inc. (a)	7,974	49,678
Acacia Communications Inc. (a)	4,418	153,791
ACI Worldwide Inc. (a)	18,533	457,209
ACM Research Inc. Class A (a)	1,284	13,842
Acxiom Corp. (a)	12,673	379,556
Adesto Technologies Corp. (a)	2,873	24,133
Adtran Inc.	7,594	112,771
Advanced Energy Industries Inc. (a)	6,357	369,278
Aerohive Networks Inc. (a)	5,096	20,231
Agilysys Inc. (a)	2,449	37,960
Alarm.com Holdings Inc. (a)	4,960	200,285
Alpha & Omega Semiconductor Ltd. (a)	3,346	47,647
Altair Engineering Inc. Class A (a)	4,006	136,925
Alteryx Inc. Class A (a)	4,505	171,911
Ambarella Inc. (a)	5,158	199,150
Amber Road Inc. (a)	3,918	36,868
American Software Inc. Class A	4,684	68,239
Amkor Technology Inc. (a)	16,424	141,082
Anixter International Inc. (a)	4,748	300,548
AppFolio Inc. Class A (a)	2,374	145,170
Applied Optoelectronics Inc. (a)	3,090	138,741
Apptio Inc. Class A (a)	5,420	196,204
Aquantia Corp. (a)	3,397	39,337
Asure Software Inc. (a)	1,580	25,201
Avaya Holdings Corp. (a)	16,900	339,352
Avid Technology Inc. (a)	5,127	26,660
AVX Corp.	7,694	120,565
Axcelis Technologies Inc. (a)	5,324	105,415
AXT Inc. (a)	6,012	42,385
Badger Meter Inc.	4,593	205,307
Bel Fuse Inc.	1,475	30,828
Belden Inc.	6,512	398,013
Benchmark Electronics Inc.	7,902	230,343
Benefitfocus Inc. (a)	3,204	107,654
Blackbaud Inc.	7,774	796,446
BlackLine Inc. (a)	5,216	226,531
Blucora Inc. (a)	7,558	279,646
Bottomline Technologies Inc. (a)	6,479	322,849
Box Inc. Class A (a)	20,501	512,320
Brightcove Inc. (a)	5,685	54,860
Brooks Automation Inc.	10,995	358,657
Cabot Microelectronics Corp.	4,096	440,566
CACI International Inc. Class A (a)	3,960	667,458
CalAmp Corp. (a)	5,702	133,598
Calix Inc. (a)	7,040	54,912
Carbon Black Inc. (a)	1,280	33,280
Carbonite Inc. (a)	4,289	149,686
Cardlytics Inc. (a)	772	16,799
Cardtronics PLC Class A (a)	6,395	154,631

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Care.com Inc. (a)	3,119	$65,125
CarGurus Inc. (a)	7,913	274,898
Cars.com Inc. (a)	11,684	331,709
Casa Systems Inc. (a)	2,367	38,653
Cass Information Systems Inc.	1,839	126,560
CEVA Inc. (a)	3,517	106,213
ChannelAdvisor Corp. (a)	3,828	53,783
Ciena Corp. (a)	23,162	614,025
Cirrus Logic Inc. (a)	10,278	393,956
Cision Ltd. (a)	6,249	93,423
Clearfield Inc. (a)	1,960	21,658
Cloudera Inc. (a)	16,655	227,174
Cohu Inc.	4,549	111,496
CommVault Systems Inc. (a)	6,335	417,160
Comtech Telecommunications Corp.	3,627	115,629
Control4 Corp. (a)	3,969	96,486
ConvergeOne Holdings Inc.	3,935	36,950
Convergys Corp.	14,830	362,445
Cornerstone OnDemand Inc. (a)	8,594	407,613
Coupa Software Inc. (a)	8,562	532,899
Cray Inc. (a)	6,591	162,139
Cree Inc. (a)	16,207	673,725
CSG Systems International Inc.	5,340	218,246
CTS Corp.	5,340	192,240
Daktronics Inc.	6,164	52,456
DASAN Zhone Solutions Inc. (a)	917	8,950
Diebold Nixdorf Inc.	12,458	148,873
Digi International Inc. (a)	4,021	53,077
Digimarc Corp. (a)	1,625	43,550
Diodes Inc. (a)	6,393	220,367
Eastman Kodak Co. (a)	2,849	10,826
Ebix Inc.	3,906	297,833
eGain Corp. (a)	2,825	42,658
Electro Scientific Industries Inc. (a)	5,072	79,985
Electronics for Imaging Inc. (a)	7,211	234,790
Ellie Mae Inc. (a)	5,507	571,847
Endurance International Group Holdings Inc. (a)	11,268	112,117
Entegris Inc.	22,862	775,022
Envestnet Inc. (a)	7,122	391,354
ePlus inc. (a)	2,192	206,267
Etsy Inc. (a)	19,272	813,086
Everbridge Inc. (a)	4,212	199,733
Everi Holdings Inc. (a)	10,316	74,275
EVERTEC Inc.	9,874	215,747
Exela Technologies Inc. (a)	7,494	35,597
Exlservice Holdings Inc. (a)	5,358	303,316
Extreme Networks Inc. (a)	18,281	145,517
Fabrinet (a)	5,794	213,741
FARO Technologies Inc. (a)	2,584	140,440
Finisar Corp. (a)	18,549	333,882
Fitbit Inc. Class A (a)	33,268	217,240
Five9 Inc. (a)	9,136	315,832
ForeScout Technologies Inc. (a)	4,641	159,001
Formfactor Inc. (a)	12,009	159,720
Fusion Connect Inc. (a)	3,294	12,978

See accompanying notes to financial statements.	39

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Glu Mobile Inc. (a)	17,108	$109,662
Gogo Inc. (a)	9,374	45,558
GTT Communications Inc. (a)	5,627	253,215
Hackett Group Inc., The	4,053	65,132
Harmonic Inc. (a)	12,645	53,741
Hortonworks Inc. (a)	11,049	201,313
HubSpot Inc. (a)	5,838	732,085
Ichor Holdings Ltd. (a)	4,080	86,578
II-VI Inc. (a)	9,955	432,545
Immersion Corp. (a)	4,961	76,598
Imperva Inc. (a)	5,617	271,020
Impinj Inc. (a)	2,934	64,871
Infinera Corp. (a)	24,042	238,737
Information Services Group Inc. (a)	5,071	20,791
Inphi Corp. (a)	6,985	227,781
Insight Enterprises Inc. (a)	5,591	273,568
Instructure Inc. (a)	5,039	214,409
Integrated Device Technology Inc. (a)	21,351	680,670
InterDigital Inc.	5,604	453,364
Internap Corp. (a)	3,235	33,709
Iteris Inc. (a)	3,745	18,126
Itron Inc. (a)	5,413	325,051
j2 Global Inc.	7,557	654,512
Kemet Corp. (a)	8,732	210,878
Kimball Electronics Inc. (a)	4,325	79,148
Knowles Corp. (a)	13,893	212,563
Kopin Corp. (a)	9,119	26,080
KVH Industries Inc. (a)	2,582	34,599
Lattice Semiconductor Corp. (a)	19,768	129,678
Leaf Group Ltd. (a)	2,509	27,223
Limelight Networks Inc. (a)	17,265	77,175
Liquidity Services Inc. (a)	4,213	27,595
LivePerson Inc. (a)	9,080	191,588
Lumentum Holdings Inc. (a)	10,108	585,253
MACOM Technology Solutions Holdings Inc. (a)	7,296	168,100
Majesco (a)	949	5,836
ManTech International Corp. Class A	4,265	228,775
MAXIMUS Inc.	10,447	648,863
MaxLinear Inc. Class A (a)	10,232	159,517
Maxwell Technologies Inc. (a)	5,060	26,312
Meet Group Inc., The (a)	10,954	49,074
Mesa Laboratories Inc.	510	107,651
Methode Electronics Inc.	5,827	234,828
MicroStrategy Inc. (a)	1,555	198,651
MINDBODY, Inc. Class A (a)	6,924	267,266
Mitek Systems Inc. (a)	5,631	50,116
MobileIron Inc. (a)	11,397	50,717
Model N Inc. (a)	4,087	76,018
MoneyGram International Inc. (a)	4,673	31,262
Monotype Imaging Holdings Inc.	6,677	135,543
MTS Systems Corp.	2,779	146,314
Nanometrics Inc. (a)	3,634	128,680
Napco Security Technologies Inc. (a)	1,880	27,542
NeoPhotonics Corp. (a)	5,049	31,455
NETGEAR Inc. (a)	5,040	315,000

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
NetScout Systems Inc. (a)	13,582	$403,385
New Relic Inc. (a)	7,139	718,112
NIC Inc.	10,574	164,426
nLight Inc. (a)	1,114	36,829
Novanta Inc. (a)	5,266	328,072
NVE Corp.	790	96,206
Oclaro Inc. (a)	27,138	242,342
OneSpan Inc. (a)	5,031	98,859
OSI Systems Inc. (a)	2,707	209,332
Pandora Media Inc. (a)	41,260	325,129
PAR Technology Corp. (a)	1,810	32,001
Park City Group Inc. (a)	2,134	16,859
Park Electrochemical Corp.	2,913	67,552
Paylocity Holding Corp. (a)	4,663	274,464
PC Connection Inc.	1,843	61,188
PDF Solutions Inc. (a)	4,406	52,784
Perficient Inc. (a)	5,562	146,670
Perspecta Inc.	23,155	475,835
PFSweb Inc. (a)	2,384	23,172
Photronics Inc. (a)	10,609	84,607
Plantronics Inc.	5,352	408,090
Plexus Corp. (a)	5,276	314,133
Power Integrations Inc.	4,630	338,222
Presidio Inc. (a)	4,922	64,478
PRGX Global Inc. (a)	3,237	31,399
Progress Software Corp.	7,285	282,804
PROS Holdings Inc. (a)	4,465	163,285
Q2 Holdings Inc. (a)	5,900	336,595
QAD Inc. Class A	1,587	79,588
Qualys Inc. (a)	5,431	457,833
Quantenna Communications Inc. (a)	5,359	83,279
QuinStreet Inc. (a)	5,956	75,641
Quotient Technology Inc. (a)	12,846	168,283
Rambus Inc. (a)	17,104	214,484
Rapid7 Inc. (a)	5,787	163,309
Reis Inc.	1,438	31,348
Remark Holdings Inc. (a)	3,903	15,261
Ribbon Communications Inc. (a)	8,115	57,779
Rimini Street Inc. (a)	1,230	8,057
Rogers Corp. (a)	2,957	329,587
Rosetta Stone Inc. (a)	3,145	50,414
Rudolph Technologies Inc. (a)	5,127	151,759
SailPoint Technologies Holdings Inc. (a)	6,307	154,774
Sanmina Corp. (a)	11,092	324,996
ScanSource Inc. (a)	4,037	162,691
Science Applications International Corp.	6,773	548,139
SecureWorks Corp. Class A (a)	1,522	18,949
Semtech Corp. (a)	10,478	492,990
SendGrid Inc. (a)	1,448	38,401
ServiceSource International Inc. (a)	12,263	48,316
ShotSpotter Inc. (a)	1,160	43,999
Shutterstock Inc. (a)	3,031	143,851
Sigma Designs Inc. (a)	5,575	34,008
Silicon Laboratories Inc. (a)	6,909	688,136
SMART Global Holdings Inc. (a)	1,677	53,446

40	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
SPS Commerce Inc. (a)	2,744	$201,629
Stamps.com Inc. (a)	2,797	707,781
Stratasys Ltd. (a)	8,245	157,809
SunPower Corp. (a)	9,685	74,284
Super Micro Computer Inc. (a)	6,320	149,468
Sykes Enterprises Inc. (a)	6,391	183,933
Synaptics Inc. (a)	5,452	274,617
SYNNEX Corp.	4,891	472,030
Syntel Inc. (a)	5,724	183,683
Systemax Inc.	1,932	66,326
Tech Data Corp. (a)	6,159	505,777
TechTarget (a)	3,228	91,675
Telaria Inc. (a)	6,978	28,191
TeleNav Inc. (a)	4,426	24,786
TiVo Corp.	19,621	263,902
Trade Desk Inc., The Class A (a)	5,077	476,223
Travelport Worldwide Ltd.	20,241	375,268
Travelzoo (a)	766	13,099
TrueCar Inc. (a)	14,700	148,323
TTEC Holdings Inc.	2,302	79,534
TTM Technologies Inc. (a)	15,103	266,266
Tucows Inc. Class A (a)	1,570	95,221
Ultra Clean Holdings Inc. (a)	6,391	106,091
Unisys Corp. (a)	7,955	102,620
Upland Software Inc. (a)	2,518	86,544
USA Technologies Inc. (a)	8,321	116,494
Varonis Systems Inc. (a)	4,468	332,866
Veeco Instruments Inc. (a)	7,935	113,074
VeriFone Systems Inc. (a)	17,738	404,781
Verint Systems Inc. (a)	10,256	454,854
Veritone Inc. (a)	1,146	19,276
ViaSat Inc. (a)	8,835	580,636
Viavi Solutions Inc. (a)	36,948	378,348
Virnetx Holding Corp. (a)	8,291	28,189
Virtusa Corp. (a)	4,530	220,520
Vishay Intertechnology Inc.	21,355	495,436
Vishay Precision Group Inc. (a)	1,674	63,863
Web.com Group Inc. (a)	6,556	169,473
Workiva Inc. (a)	4,449	108,556
Xcerra Corp. (a)	8,975	125,381
XO Group Inc. (a)	3,766	120,512
Xperi Corp.	7,694	123,873
Yelp Inc. (a)	13,077	512,357
Yext Inc. (a)	13,057	252,522
Zix Corp. (a)	9,173	49,442
Zscaler Inc. (a)	2,230	79,723

		52,615,270

Materials (4.30%)
A. Schulman Inc.	4,294	191,081
Advanced Emissions Solutions Inc.	685	7,782
AdvanSix Inc. (a)	4,943	181,062
AgroFresh Solutions Inc. (a)	5,046	35,372
AK Steel Holding Corp. (a)	51,361	222,907
Allegheny Technologies Inc. (a)	20,211	507,700
American Vanguard Corp.	4,472	102,632

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Balchem Corp.	5,160	$506,402
Boise Cascade Co.	6,267	280,135
Carpenter Technology Corp.	7,516	395,116
Century Aluminum Co. (a)	8,005	126,079
Chase Corp.	1,183	138,707
Clearwater Paper Corp. (a)	2,646	61,123
Cleveland-Cliffs Inc. (a)	47,991	404,564
Coeur Mining Inc. (a)	30,212	229,611
Commercial Metals Co.	18,748	395,770
Compass Minerals International Inc.	5,497	361,428
Core Molding Technologies Inc.	192	2,742
Ferro Corp. (a)	13,616	283,894
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units (a)(b)(c)	10,979	0
Flotek Industries Inc. (a)	9,338	30,162
Forterra Inc. (a)	3,365	32,741
FutureFuel Corp.	4,237	59,360
GCP Applied Technologies Inc. (a)	11,597	335,733
Gold Resource Corp.	8,157	53,755
Greif Inc. Class A	4,123	218,065
Greif Inc. Class B	911	52,474
Hawkins Inc.	1,600	56,560
Haynes International Inc.	2,019	74,178
HB Fuller Co.	8,142	437,063
Hecla Mining Co.	64,096	223,054
Ingevity Corp. (a)	6,852	554,053
Innophos Holdings Inc.	3,218	153,177
Innospec Inc.	3,908	299,157
Intrepid Potash Inc. (a)	15,282	62,656
Kaiser Aluminum Corp.	2,615	272,248
Kapstone Paper and Packaging Corp.	14,158	488,451
Klondex Mines Ltd. (a)	21,727	50,189
KMG Chemicals Inc.	2,363	174,342
Koppers Holdings Inc. (a)	3,330	127,706
Kraton Corp. (a)	4,988	230,146
Kronos Worldwide Inc.	3,869	87,169
Louisiana-Pacific Corp.	23,540	640,759
LSB Industries Inc. (a)	3,573	18,937
Marrone Bio Innovations Inc. (a)	8,606	15,835
Materion Corp.	3,273	177,233
Minerals Technologies Inc.	5,707	430,022
Myers Industries Inc.	4,917	94,406
Neenah Inc.	2,701	229,180
Olympic Steel Inc.	1,518	30,982
Omnova Solutions Inc. (a)	6,773	70,439
P. H. Glatfelter Co.	6,905	135,269
PolyOne Corp.	12,874	556,414
PQ Group Holdings Inc. (a)	5,854	105,372
Quaker Chemical Corp.	2,102	325,537
Ramaco Resources Inc. (a)	928	6,459
Rayonier Advanced Materials Inc.	8,287	141,625
Ryerson Holding Corp. (a)	2,354	26,247
Schnitzer Steel Industries Inc. Class A	4,309	145,213
Schweitzer-Mauduit International Inc.	4,972	217,376

See accompanying notes to financial statements.	41

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Sensient Technologies Corp.	6,869	$491,477
Stepan Co.	3,267	254,859
Summit Materials Inc. Class A (a)	18,030	473,288
SunCoke Energy Inc. (a)	10,512	140,861
Synalloy Corp.	1,286	25,656
Tahoe Resources Inc.	50,012	246,059
TimkenSteel Corp. (a)	6,359	103,970
Trecora Resources (a)	3,288	48,827
Tredegar Corp.	4,051	95,199
Trinseo SA	7,067	501,404
Tronox Ltd. Class A	15,076	296,696
UFP Technologies Inc. (a)	1,014	31,282
United States Lime & Minerals Inc.	328	27,519
Universal Stainless & Alloy Products Inc. (a)	1,112	26,321
US Concrete Inc. (a)	2,600	136,500
Valhi Inc.	4,603	21,910
Verso Corp. Class A (a)	5,523	120,180
Warrior Met Coal Inc.	5,789	159,603
Worthington Industries Inc.	6,862	287,998

		15,363,460

Real Estate (7.22%)
Acadia Realty Trust	13,020	356,349
Agree Realty Corp.	4,887	257,887
Alexander & Baldwin Inc.	11,074	260,239
Alexander’s Inc.	331	126,651
Altisource Portfolio Solutions SA (a)	1,705	49,735
American Assets Trust Inc.	6,202	237,475
Americold Realty Trust	8,525	187,721
Armada Hoffler Properties Inc.	7,420	110,558
Ashford Hospitality Trust Inc.	13,909	112,663
Bluerock Residential Growth REIT Inc.	3,904	34,824
Braemar Hotels & Resorts Inc.	4,876	55,684
BRT Apartments Corp.	1,299	16,562
CareTrust REIT Inc.	11,749	196,091
CatchMark Timber Trust Inc. Class A	7,905	100,631
CBL & Associates Properties Inc.	27,667	154,105
Cedar Realty Trust Inc.	13,688	64,607
Chatham Lodging Trust	7,439	157,856
Chesapeake Lodging Trust	9,661	305,674
City Office REIT Inc.	5,844	74,979
Clipper Realty Inc.	2,456	20,974
Community Healthcare Trust Inc.	2,876	85,906
Consolidated-Tomoka Land Co.	619	38,075
CoreCivic Inc.	19,192	458,497
CorEnergy Infrastructure Trust Inc.	1,846	69,410
Corepoint Lodging Inc. (a)	6,475	167,703
Cousins Properties Inc.	67,776	656,749
DiamondRock Hospitality Co.	32,431	398,253
Easterly Government Properties Inc.	7,447	147,153
EastGroup Properties Inc.	5,555	530,836
Education Realty Trust Inc.	12,252	508,458
Farmland Partners Inc.	5,391	47,441
First Industrial Realty Trust Inc.	20,146	671,668
Forestar Group Inc. (a)	1,825	37,869

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Four Corners Property Trust Inc.	10,003	$246,374
Franklin Street Properties Corp.	16,695	142,909
Front Yard Residential Corp.	8,142	84,840
FRP Holdings Inc. (a)	1,034	66,952
Geo Group Inc., The	19,464	536,039
Getty Realty Corp.	5,243	147,695
Gladstone Commercial Corp.	4,567	87,778
Gladstone Land Corp.	1,887	23,908
Global Medical REIT Inc.	3,328	29,486
Global Net Lease Inc.	11,005	224,832
Government Properties Income Trust	13,123	208,000
Gramercy Property Trust	25,882	707,096
Griffin Industrial Realty Inc.	166	7,302
Healthcare Realty Trust Inc.	19,883	578,198
Hersha Hospitality Trust	5,736	123,037
HFF Inc. Class A	6,052	207,886
Independence Realty Trust Inc.	14,217	146,577
Industrial Logistics Properties Trust	3,373	75,387
InfraREIT Inc. (a)	7,149	158,493
Innovative Industrial Properties Inc.	1,027	37,609
Investors Real Estate Trust	19,774	109,350
iStar Inc. (a)	10,602	114,396
Jernigan Capital Inc.	2,400	45,744
Kennedy-Wilson Holdings Inc.	20,224	427,738
Kite Realty Group Trust	13,529	231,075
LaSalle Hotel Properties	17,906	612,922
Lexington Realty Trust	34,634	302,355
LTC Properties Inc.	6,341	271,014
Mack-Cali Realty Corp.	14,621	296,514
Marcus & Millichap Inc. (a)	3,134	122,257
Maui Land & Pineapple Company Inc. (a)	1,072	12,006
MedEquities Realty Trust Inc.	4,784	52,720
Monmouth Real Estate Investment Corp. Class A	12,322	203,683
National Health Investors Inc.	6,565	483,709
National Storage Affiliates Trust	8,167	251,707
New Senior Investment Group Inc.	12,767	96,646
Newmark Group Inc. Class A	3,951	56,223
NexPoint Residential Trust Inc.	2,909	82,761
NorthStar Realty Europe Corp.	7,597	110,081
One Liberty Properties Inc.	2,390	63,120
Pebblebrook Hotel Trust	10,923	423,812
Pennsylvania Real Estate Investment Trust	10,807	118,769
Physicians Realty Trust	29,668	472,908
Piedmont Office Realty Trust Inc. Class A	20,750	413,548
PotlatchDeltic Corp.	9,931	504,991
Preferred Apartment Communities Inc. Class A	6,498	110,401
PS Business Parks Inc.	3,219	413,642
QTS Realty Trust Inc. Class A	8,214	324,453
Quality Care Properties Inc. (a)	15,280	328,673
Ramco-Gershenson Properties Trust	12,846	169,696

42	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
RE/MAX Holdings Inc. Class A	2,931	$153,731
Redfin Corp. (a)	11,926	275,371
Retail Opportunity Investments Corp.	17,986	344,612
Rexford Industrial Realty Inc.	13,016	408,572
RLJ Lodging Trust	28,086	619,296
RMR Group Inc., The Class A	1,154	90,531
Ryman Hospitality Properties Inc.	7,217	600,094
Sabra Health Care REIT Inc.	28,746	624,651
Safety, Income & Growth Inc.	1,413	26,805
Saul Centers Inc.	1,825	97,784
Select Income REIT	10,402	233,733
Seritage Growth Properties Class A	5,191	220,254
Spirit MTA REIT (a)	6,884	70,905
St. Joe Co., The (a)	5,987	107,467
STAG Industrial Inc.	15,963	434,672
Stratus Properties Inc. (a)	965	29,481
Summit Hotel Properties Inc.	16,688	238,805
Sunstone Hotel Investors Inc.	36,437	605,583
Tanger Factory Outlet Centers Inc.	14,736	346,149
Tejon Ranch Co. (a)	3,364	81,745
Terreno Realty Corp.	8,889	334,849
Tier REIT Inc.	7,826	186,102
Transcontinental Realty Investors Inc. (a)	242	8,095
Trinity Place Holdings Inc. (a)	3,513	23,010
UMH Properties Inc.	5,265	80,818
Universal Health Realty Income Trust	2,044	130,775
Urban Edge Properties	17,675	404,227
Urstadt Biddle Properties Inc. Class A	4,825	109,190
Washington Prime Group Inc.	29,342	237,964
Washington Real Estate Investment Trust	12,840	389,437
Whitestone REIT	6,141	76,640
Xenia Hotels & Resorts Inc.	17,132	417,336

		25,775,279

Telecommunication Services (0.65%)
ATN International Inc.	1,722	90,870
Boingo Wireless Inc. (a)	6,508	147,016
Cincinnati Bell Inc. (a)	6,379	100,150
Cogent Communications Holdings Inc.	6,784	362,266
Consolidated Communications Holdings Inc.	11,290	139,544
Frontier Communications Corp.	12,792	68,565
Hawaiian Telcom Holdco Inc. (a)	1,056	30,540
Intelsat SA (a)	6,582	109,656
Iridium Communications Inc. (a)	15,440	248,584
NII Holdings Inc. (a)	14,186	55,325
Ooma Inc. (a)	2,755	38,983
Orbcomm Inc. (a)	11,685	118,019
pdvWireless Inc. (a)	1,462	36,477
Shenandoah Telecommunications Co.	7,511	245,610
Spok Holdings Inc.	3,410	51,321
Vonage Holdings Corp. (a)	35,562	458,394

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Windstream Holdings Inc. (a)	7,031	$37,053

		2,338,373

Utilities (3.29%)
ALLETE Inc.	8,299	642,427
American States Water Co.	5,901	337,301
AquaVenture Holdings Ltd. (a)	1,861	28,994
Artesian Resources Corp. Class A	1,217	47,183
Atlantic Power Corp. (a)	20,150	44,330
Avista Corp.	10,563	556,248
Black Hills Corp.	8,643	529,038
Cadiz Inc. (a)	3,363	44,055
California Water Service Group	7,804	303,966
Chesapeake Utilities Corp.	2,563	204,912
Connecticut Water Service Inc.	1,932	126,198
Consolidated Water Co. Ltd. Ordinary Shares	2,504	32,302
El Paso Electric Co.	6,567	388,110
Genie Energy Ltd. Class B	208	1,032
Global Water Resources Inc.	1,267	11,910
Idacorp Inc.	8,105	747,605
MGE Energy Inc.	5,667	357,304
Middlesex Water Co.	2,585	109,009
New Jersey Resources Corp.	14,075	629,856
Northwest Natural Gas Co.	4,609	294,054
NorthWestern Corp.	8,077	462,408
NRG Yield Inc. Class A	5,895	100,510
NRG Yield Inc. Class C	10,395	178,794
ONE Gas Inc.	8,395	627,442
Ormat Technologies Inc.	6,439	342,490
Otter Tail Corp.	6,262	298,071
Pattern Energy Group Inc.	13,055	244,781
PNM Resources Inc.	12,848	499,787
Portland General Electric Co.	14,416	616,428
Pure Cycle Corp. (a)	2,648	25,288
RGC Resources Inc.	1,289	37,613
SJW Group	2,763	182,966
South Jersey Industries Inc.	13,831	462,924
Southwest Gas Holdings Inc.	7,786	593,838
Spark Energy Inc. Class A	1,626	15,854
Spire Inc.	7,956	562,091
TerraForm Power Inc. Class A	11,728	137,218
Unitil Corp.	2,266	115,657
WGL Holdings Inc.	8,198	727,573
York Water Co., The	2,058	65,444

		11,733,011

Total Common Stocks
(cost $254,588,908)		353,967,629

See accompanying notes to financial statements.	43

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (0.75%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (d)	2,661,957	$2,661,957

Total Short-term Investments
(cost $2,661,957)		2,661,957

TOTAL INVESTMENTS (99.92%)
(cost $257,250,865)		356,629,586
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.08%)		298,954

NET ASSETS (100.00%)		$356,928,540

(a)	Non-income producing security.

(b)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Security was valued using significant unobservable inputs.

(d)	Rate shown is the 7-day yield as of June 30, 2018.

(e)	At June 30, 2018, cash in the amount of $111,400 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	36	September 2018	$3,019,568	$2,965,500	$(54,068)

44	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (98.23%)
Australia (6.88%)
AGL Energy Ltd.	14,700	$244,590
Alumina Ltd.	54,688	113,170
Amcor Ltd.	25,632	273,101
AMP Ltd.	60,273	158,530
APA Group	26,683	194,397
Aristocrat Leisure Ltd.	12,719	290,468
ASX Ltd.	4,386	209,071
Aurizon Holdings Ltd.	45,360	145,059
AusNet Services	36,202	42,997
Australia & New Zealand Banking Group Ltd.	64,778	1,355,775
Bank of Queensland Ltd.	8,650	65,129
Bendigo and Adelaide Bank Ltd.	9,875	79,110
BGP Holdings PLC (b)(c)(d)	253,848	0
BHP Billiton Ltd.	71,081	1,778,590
BlueScope Steel Ltd.	11,788	150,445
Boral Ltd.	26,287	126,822
Brambles Ltd.	34,696	227,788
Caltex Australia Ltd.	6,118	147,234
Challenger Ltd.	11,958	104,647
CIMIC Group Ltd.	1,957	61,176
Coca-Cola Amatil Ltd.	13,053	88,782
Cochlear Ltd.	1,225	181,363
Commonwealth Bank of Australia	38,791	2,092,098
Computershare Ltd.	10,387	141,496
Crown Resorts Ltd.	8,586	85,670
CSL Ltd.	9,942	1,415,174
Dexus	21,324	153,272
Domino’s Pizza Enterprises Ltd.	1,384	53,451
Flight Centre Travel Group Ltd.	1,134	53,382
Fortescue Metals Group Ltd.	35,894	116,547
Goodman Group	35,869	255,704
GPT Group	38,305	143,319
Harvey Norman Holdings Ltd.	13,901	34,151
Healthscope Ltd.	39,125	63,840
Incitec Pivot Ltd.	40,008	107,341
Insurance Australia Group Ltd.	52,953	334,065
James Hardie Industries PLC	9,491	159,127
LendLease Group	12,925	189,243
Macquarie Group Ltd.	7,232	659,097
Medibank Private Ltd.	64,241	138,711
Mirvac Group	86,117	138,219
National Australia Bank Ltd.	60,183	1,221,992
Newcrest Mining Ltd.	17,517	284,426
Oil Search Ltd.	30,677	201,546
Orica Ltd.	8,751	114,887
Origin Energy Ltd. (c)	39,234	291,004
QBE Insurance Group Ltd.	29,102	209,513
Ramsay Health Care Ltd.	2,962	118,282
REA Group Ltd.	1,076	72,211
Rio Tinto Ltd.	9,003	556,253
Santos Ltd. (c)	41,234	190,981
Scentre Group	117,838	382,862
Seek Ltd.	7,827	126,133
Sonic Healthcare Ltd.	8,775	159,179

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
South32 Ltd.	119,074	$317,966
Stockland	53,807	158,096
Suncorp Group Ltd.	28,857	311,208
Sydney Airport	25,709	136,102
Tabcorp Holding Ltd.	42,399	139,773
Telstra Corp. Ltd.	93,104	180,076
TPG Telecom Ltd.	6,552	25,045
Transurban Group	48,556	429,978
Treasury Wine Estates Ltd.	15,450	198,502
Vicinity Centres	77,400	148,439
Wesfarmers Ltd.	25,094	915,587
Westpac Banking Corp.	74,943	1,627,535
Woodside Petroleum Ltd.	19,927	522,217
Woolworths Group Ltd.	28,336	639,932

		22,051,876

Austria (0.23%)
Andritz AG	1,628	86,286
Erste Group Bank AG	6,580	274,320
OMV AG	3,294	186,301
Raiffeisen Bank International AG	2,781	85,208
VoestAlpine AG	2,521	115,923

		748,038

Belgium (1.07%)
Ageas	4,159	209,377
Anheuser-Busch InBev SA/NV	16,783	1,692,816
Colruyt SA	1,370	78,110
Groupe Bruxelles Lambert SA	1,747	183,785
KBC Group NV	5,577	428,314
Proximus SA	3,471	78,070
Solvay SA	1,649	207,673
Telenet Group Holding NV (c)	1,205	56,100
UCB SA	2,709	212,359
Umicore SA	4,635	264,600

		3,411,204

Denmark (1.64%)
A.P. Moller-Maersk A/S Class A	87	102,814
A.P. Moller-Maersk A/S Class B	142	175,668
Carlsberg A/S Class B	2,393	281,557
Chr. Hansen Holding A/S	2,161	198,943
Coloplast A/S Class B	2,539	253,500
Danske Bank A/S	16,502	514,101
DSV A/S	4,109	330,782
Genmab A/S (c)	1,356	208,645
H. Lundbeck A/S	1,547	108,424
ISS A/S	3,768	129,061
Novo Nordisk A/S Class B	39,092	1,805,681
Novozymes A/S B Shares	5,186	262,299
Orsted A/S (e)	4,187	252,983
Pandora A/S	2,490	173,547
Tryg A/S	2,530	59,249
Vestas Wind Systems A/S	4,531	279,727

See accompanying notes to financial statements.	45

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William Demant Holding A/S(c)	2,670	$107,153

		5,244,134

Finland (1.02%)
Elisa OYJ	3,022	139,608
Fortum OYJ	9,501	226,305
Kone Corp. OYJ Class B	7,593	386,070
Metso OYJ	2,533	84,489
Neste OYJ	2,871	224,624
Nokia OYJ	124,637	714,902
Nokian Renkaat OYJ	2,582	101,674
Orion OYJ Class B	2,307	62,047
Sampo OYJ A Shares	9,979	485,984
Stora Enso OYJ R Shares	12,578	245,044
UPM-Kymmene OYJ	11,684	416,010
Wartsila OYJ Class B	9,483	185,646

		3,272,403

France (10.85%)
Accor SA	4,093	200,458
Aeroports de Paris (ADP)	670	151,346
Air Liquide SA	9,482	1,188,523
Airbus SE	12,857	1,500,345
Alstom SA	3,480	159,657
Amundi SA (e)	1,149	79,424
ArcelorMittal	14,857	433,464
Arkema	1,522	179,596
AtoS	2,115	287,591
AXA SA	42,602	1,040,928
BioMerieux	917	82,391
BNP Paribas SA	24,746	1,530,710
Bollore	20,469	95,057
Bouygues SA	4,634	199,114
Bureau Veritas SA	6,094	162,449
Capgemini SE	3,581	479,889
Carrefour SA	12,671	204,395
Casino Guichard Perrachon SA	1,331	51,511
CNP Assurances	4,035	91,673
Compagnie de Saint-Gobain	10,938	487,233
Compagnie Generale des Etablissements Michelin	3,826	462,862
Covivio	716	74,395
Credit Agricole SA	25,267	335,357
Danone	13,203	963,984
Dassault Aviation SA	51	96,975
Dassault Systemes SA	2,809	393,102
Edenred	4,993	157,712
Eiffage SA	1,735	188,496
Electricite de France	12,340	169,328
Engie	40,423	618,330
Essilor International SA	4,630	652,812
Eurazeo SA	1,075	81,369
Eurofins Scientific SE	246	136,434
Eutelsat Communications	3,625	75,020
Faurecia	1,680	119,425
Gecina SA	1,060	177,082

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Getlink	11,022	$151,110
Hermes International	712	434,928
ICADE	798	74,747
Iliad SA	589	92,935
Imerys SA	864	69,731
Ingenico Group	1,300	116,564
Ipsen SA	841	131,540
JC Decaux SA	1,551	51,790
Kering	1,660	935,077
Klepierre SA	4,698	176,519
Legrand SA	5,965	436,919
L’Oreal SA	5,530	1,363,292
LVMH Moet Hennessy Louis Vuitton SE	6,137	2,037,599
Natixis SA	21,249	150,348
Orange SA	44,786	747,574
Pernod Ricard SA	4,733	772,448
Peugeot SA	13,017	296,596
Publicis Groupe	4,548	312,095
Remy Cointreau SA	547	70,817
Renault SA	4,254	360,405
Rexel SA	6,337	90,968
Safran SA	7,384	894,238
Sanofi	25,094	2,014,032
Schneider Electric SE (Paris)	11,890	988,853
SCOR SE	3,627	134,130
SEB SA	508	88,629
SES	8,191	149,729
Societe BIC SA	636	58,961
Societe Generale	16,956	712,659
Sodexo	2,043	203,941
STMicroelectronics NV	15,114	335,581
Suez	8,222	106,360
Teleperformance	1,279	225,738
Thales SA	2,380	306,196
Total SA	53,322	3,238,018
UbiSoft Entertainment SA (c)	1,732	189,322
Unibail-Rodamco-Westfield (Amsterdam)	2,199	484,195
Unibail-Rodamco-Westfield (Paris) (c)	814	179,234
Valeo SA	5,199	283,468
Veolia Environnement	11,845	253,116
Vinci SA	11,206	1,075,676
Vivendi	23,144	566,170
Wendel	683	93,975

		34,764,660

Germany (8.86%)
1&1 Drillisch AG	1,121	63,589
adidas AG	4,185	911,148
Allianz SE Reg.	9,792	2,017,687
Axel Springer SE	996	71,976
BASF SE	20,328	1,940,685
Bayer AG Reg.	19,893	2,184,718
Bayerische Motoren Werke (BMW) AG	7,253	655,616
Beiersdorf AG	2,283	258,774

46	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Brenntag AG	3,407	$189,298
Commerzbank AG (c)	23,267	221,952
Continental AG	2,462	560,296
Covestro AG (e)	4,221	375,177
Daimler AG Registered Shares	20,126	1,289,213
Delivery Hero AG (c)(e)	2,036	107,918
Deutsche Bank AG Reg.	43,455	464,902
Deutsche Boerse AG	4,289	570,240
Deutsche Lufthansa AG Reg.	5,099	122,160
Deutsche Post AG	21,755	706,828
Deutsche Telekom AG	73,210	1,131,417
Deutsche Wohnen SE	7,718	372,733
E.ON SE	49,364	525,949
Evonik Industries AG	3,667	125,462
Fraport AG	916	88,123
Fresenius Medical Care AG & Co. KGaA	4,800	483,319
Fresenius SE & Co. KGaA	9,230	738,997
GEA Group AG	3,975	133,871
Hannover Rueck SE	1,339	166,467
HeidelbergCement AG	3,346	280,952
Henkel AG & Co. KGaA	2,257	250,599
Hochtief AG	426	76,822
Hugo Boss AG	1,417	128,506
Infineon Technologies AG	25,359	644,152
Innogy SE (e)	3,127	133,597
K+S AG Reg.	4,396	108,138
KION Group AG	1,588	113,986
Lanxess AG	1,938	150,671
Linde AG Tender Shares	4,077	968,609
MAN AG	780	88,264
Merck KGaA	2,852	277,635
Metro AG	3,815	47,015
MTU Aero Engines AG	1,166	223,337
Muenchener Rueckversicherungs-Gesellschaft AG Reg.	3,451	725,548
Osram Licht AG	2,130	86,744
ProSiebenSat.1 Media SE	5,053	127,866
Puma SE (c)	138	80,739
Puma SE	46	26,874
QIAGEN NV (c)	4,794	173,779
RTL Group SA	864	58,551
RWE AG	11,474	260,741
SAP SE	21,694	2,503,871
Siemens AG Reg.	16,862	2,221,667
Siemens Healthineers AG (c)(e)	3,291	135,618
Symrise AG	2,828	247,378
Telefonica Deutschland Holding AG	16,784	66,028
ThyssenKrupp AG	9,645	233,794
Uniper SE	4,277	127,338
United Internet AG Reg.	2,732	155,975
Volkswagen AG	728	119,678
Vonovia SE	10,746	510,751
Wirecard AG	2,552	408,372
Zalando SE (c)(e)	2,489	138,717

		28,380,827

	Shares	Value
Common Stocks (Cont.)
Hong Kong (3.57%)
AIA Group Ltd.	267,354	$2,329,031
ASM Pacific Technology Ltd.	6,900	86,964
Bank of East Asia Ltd., The	26,825	106,915
BOC Hong Kong
Holdings Ltd.	81,500	383,045
CK Asset Holdings Ltd.	58,159	460,405
CK Hutchison Holdings Ltd.	59,659	631,551
CK Infrastructure Holdings Ltd.	15,000	111,041
CLP Holdings Ltd.	36,783	396,204
Dairy Farm International Holdings Ltd.	7,500	65,848
Galaxy Entertainment Group Ltd.	53,000	408,548
Hang Lung Group Ltd.	20,000	56,000
Hang Lung Properties Ltd.	45,000	92,433
Hang Seng Bank Ltd.	17,074	426,344
Henderson Land Development Co. Ltd.	29,124	153,579
HK Electric Investments (e)	60,000	57,353
HKT Trust and HKT Ltd.	85,100	108,988
Hong Kong & China Gas Co. Ltd.	205,804	393,401
Hong Kong Exchanges & Clearing Ltd.	25,807	772,340
Hongkong Land Holdings Ltd.	26,000	185,872
Hysan Development Co. Ltd.	13,000	72,559
Jardine Matheson Holdings Ltd.	4,800	302,463
Jardine Strategic Holdings Ltd.	5,000	182,142
Kerry Properties Ltd.	14,000	66,905
Li & Fung Ltd.	132,000	48,349
Link REIT	47,000	428,611
Melco Resorts & Entertainment Ltd. ADR	5,544	155,232
MGM China Holdings Ltd.	23,600	54,569
Minth Group Ltd.	14,000	59,216
MTR Corporation Ltd.	32,500	179,518
New World Development Company Ltd.	134,445	188,076
NWS Holdings Ltd.	38,254	66,016
PCCW Ltd.	101,000	56,831
Power Assets Holdings Ltd.	30,500	213,066
Sands China Ltd.	52,400	279,365
Shangri-La Asia Ltd.	26,960	50,507
Sino Land Co. Ltd.	73,311	119,128
SJM Holdings Ltd.	48,000	59,531
Sun Hung Kai Properties Ltd.	35,000	527,308
Swire Pacific Ltd. Class A	11,000	116,268
Swire Properties Ltd.	26,400	97,362
Techtronic Industries Company Ltd.	30,500	169,394
WH Group Ltd. (e)	195,000	157,791
Wharf Holdings Ltd., The	26,953	86,312
Wharf Real Estate Investment Co.	26,953	191,387
Wheelock and Co. Ltd.	18,000	125,091
Wynn Macau Ltd.	34,800	111,522
Yue Yuen Industrial Holdings Ltd.	18,500	52,145

		11,442,526

Ireland (0.54%)
AIB Group PLC	17,140	92,820
Bank of Ireland Group PLC	20,765	161,141

See accompanying notes to financial statements.	47

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (Cont.)
CRH PLC (Dublin)	18,567	$653,082
Kerry Group PLC Class A (Dublin)	3,483	364,112
Paddy Power Betfair PLC	1,839	203,898
Ryanair Holdings PLC (c)	3,546	65,291
Smurfit Kappa Group PLC	4,987	201,331

		1,741,675

Israel (0.52%)
Azrieli Group Ltd.	1,155	57,410
Bank Hapoalim B.M.	23,662	160,410
Bank Leumi Le-Israel	33,941	200,832
Bezeq The Israeli Telecommunication Corporation Ltd.	43,210	48,698
Check Point Software Technologies Ltd. (c)	2,822	275,653
Elbit Systems Ltd.	529	62,284
Frutarom Industries Ltd.	861	84,679
Israel Chemicals Ltd.	15,561	71,294
Mizrahi Tefahot Bank Ltd.	2,895	53,261
NICE Ltd. (c)	1,258	130,198
Teva Pharmaceutical Industries Ltd. Sponsored ADR	21,380	519,962

		1,664,681

Italy (2.38%)
Assicurazioni Generali SpA	25,925	433,413
Atlantia SpA	10,966	323,302
CNH Industrial NV	21,818	230,474
Davide Campari-Milano SpA	12,854	105,505
Enel SpA	177,784	985,133
Eni SpA	56,446	1,046,586
EXOR NV	2,361	157,992
Ferrari NV (Italy)	2,743	370,769
Fiat Chrysler Automobiles NV (Italy) (c)	23,923	451,289
Intesa Sanpaolo	298,358	863,230
Intesa Sanpaolo RSP	21,892	66,147
Intesa Sanpaolo SpA Rights (c)(d)	320,250	0
Leonardo SpA	8,953	88,119
Luxottica Group SpA	3,821	246,018
Mediobanca SpA	13,695	126,679
Moncler SpA	3,960	179,685
Pirelli & C. SpA (c)(e)	8,853	73,721
Poste Italiane SpA (e)	11,781	98,332
Prysmian SpA	4,308	106,894
Recordati SpA	2,339	92,683
Snam SpA	50,835	211,850
Telecom Italia SpA (c)	256,367	189,937
Telecom Italia SpA RSP	135,587	88,237
Tenaris SA	10,447	190,658
Terna - Rete Elettrica Nationale SpA	31,470	169,959
UniCredit SpA	44,769	742,019

		7,638,631

Japan (23.76%)
ABC-Mart Inc.	600	32,795
ACOM Co. Ltd.	10,300	39,542

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Aeon Co. Ltd.	13,700	$293,074
Aeon Credit Service Co. Ltd.	2,100	44,759
Aeon Mall Co. Ltd.	2,800	50,229
Air Water Inc.	3,000	55,018
Aisin Seiki Co. Ltd.	3,600	163,917
Ajinomoto Co. Inc.	10,100	191,184
Alfresa Holdings Corp.	4,000	93,929
All Nippon Airways Co. Ltd.	2,700	99,070
Alps Electric Co. Ltd.	4,000	102,729
Amada Holdings Co. Ltd.	7,900	75,819
Aozora Bank Ltd.	2,400	91,084
Asahi Glass Co. Ltd.	4,200	163,363
Asahi Group Holdings Ltd.	8,000	410,302
Asahi Kasei Corp.	27,300	346,204
ASICS Corp.	3,600	60,772
Astellas Pharma Inc.	43,500	662,008
Bandai Namco Holdings Inc.	4,700	193,600
Bank of Kyoto Ltd., The	1,200	55,406
Benesse Holdings Inc.	1,700	60,286
Bridgestone Corp.	13,500	527,348
Brother Industries Ltd.	4,900	96,535
CALBEE Inc.	1,600	60,188
Canon Inc.	22,100	724,693
Casio Computer Co. Ltd.	4,300	69,836
Central Japan Railway Co.	3,200	662,494
Chiba Bank Ltd., The	13,400	94,509
Chubu Electric Power Co. Inc.	13,400	200,925
Chugai Pharmaceutical Co. Ltd.	5,000	261,803
Chugoku Electric Power Company Inc., The	6,500	83,968
Coca-Cola Bottlers Japan Inc.	2,800	112,027
Concordia Financial Group Ltd.	24,200	122,980
Credit Saison Co. Ltd.	3,200	50,275
CyberAgent Inc.	2,200	131,941
Cyberdyne Inc. (c)	2,300	26,890
Dai Nippon Printing Co. Ltd.	5,300	118,437
Daicel Chemical Industries Ltd.	5,600	61,862
Daifuku Co. Ltd.	2,000	87,383
Dai-ichi Life Holdings Inc.	24,100	428,923
Daiichi Sankyo Co. Ltd.	12,713	485,681
Daikin Industries Ltd.	5,500	657,322
Daito Trust Construction Co. Ltd.	1,600	260,278
Daiwa House Industry Co. Ltd.	12,100	411,664
Daiwa House REIT Investment Co.	38	90,248
Daiwa Securities Group Inc.	36,000	208,651
DeNA Co. Ltd.	2,400	44,942
Denso Corp.	9,700	473,304
Dentsu Inc.	4,900	231,956
Disco Corp.	600	102,146
Don Quijote Holdings Co. Ltd.	2,800	134,396
East Japan Railway Co.	6,800	651,205
Eisai Co. Ltd.	5,600	394,184
Electric Power Development Co. Ltd.	3,280	84,658
FamilyMart UNY Holdings Co. Ltd.	1,700	179,017
Fanuc Corp.	4,300	852,311
Fast Retailing Co. Ltd.	1,300	595,836

48	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Fuji Electric Co. Ltd.	13,000	$98,749
FUJIFILM Holdings Corp.	8,500	331,523
Fujitsu Ltd.	44,000	266,267
Fukuoka Financial Group Inc.	15,000	75,274
Hakuhodo DY Holdings Inc.	4,800	76,963
Hamamatsu Photonics KK	3,000	128,782
Hankyu Hanshin Holdings Inc.	5,200	208,879
Hikari Tsushin Inc.	400	70,200
Hino Motors Ltd.	6,000	63,980
Hirose Electric Co. Ltd.	735	90,901
Hisamitsu Pharmaceutical Co. Inc.	1,200	101,112
Hitachi Chemical Co. Ltd.	2,500	50,329
Hitachi Construction Machinery Co. Ltd.	2,400	77,808
Hitachi High-Technologies Corp.	1,500	61,020
Hitachi Ltd.	107,000	753,813
Hitachi Metals Ltd.	5,000	51,844
Honda Motor Co. Ltd.	36,100	1,058,488
Hoshizaki Corp.	1,100	111,169
Hoya Corp.	8,300	470,850
Hulic Company Ltd.	5,900	62,971
Idemitsu Kosan Co. Ltd.	2,800	99,572
IHI Corp.	3,200	111,309
Iida Group Holdings Co. Ltd.	3,000	57,755
INPEX Corp.	22,700	235,759
Isetan Mitsukoshi Holdings Ltd.	7,880	98,310
Isuzu Motors Ltd.	12,300	163,063
Itochu Corp.	31,300	566,087
J. Front Retailing Co. Ltd.	4,800	72,917
Japan Airlines Co. Ltd.	2,600	92,121
Japan Airport Terminal Co. Ltd.	1,000	46,767
Japan Exchange Group Inc.	11,600	215,158
Japan Post Bank Co. Ltd.	9,300	108,127
Japan Post Holdings Co. Ltd.	34,900	381,937
Japan Prime Realty Investment Corp.	19	69,025
Japan Real Estate Investment Corp.	28	148,121
Japan Retail Fund Investment Corp.	57	102,819
Japan Tobacco Inc.	24,300	679,098
JFE Holdings Inc.	11,300	213,431
JGC Corp.	5,000	100,575
JSR Corp.	3,900	66,278
JTEKT Corp.	5,100	69,225
JXTG Holdings Inc.	72,050	499,867
Kajima Corp.	20,000	154,533
Kakaku.com Inc.	3,100	69,806
Kamigumi Co. Ltd.	2,300	47,738
Kaneka Corp.	5,000	44,778
Kansai Electric Power Company Inc., The	15,500	226,053
Kansai Paint Co. Ltd.	3,900	80,935
Kao Corp.	11,000	838,437
Kawasaki Heavy Industries Ltd.	3,400	99,996
KDDI Corp.	40,100	1,096,530
Keihan Holdings Co. Ltd.	2,200	78,878
Keikyu Corp.	5,000	81,897
Keio Corp.	2,400	115,969
Keisei Electric Railway Co. Ltd.	3,000	102,907

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Keyence Corp.	2,228	$1,256,624
Kikkoman Corp.	3,000	151,466
Kintetsu Group Holdings Co. Ltd.	3,700	150,869
Kirin Holdings Co. Ltd.	18,200	487,849
Kobayashi Pharmaceutical Co. Ltd.	1,100	94,947
Kobe Steel Ltd.	7,200	65,797
Koito Manufacturing Company Ltd.	2,300	151,922
Komatsu Ltd.	20,600	586,452
Konami Holdings Corp.	2,000	101,623
Konica Minolta Holdings Inc.	10,000	92,743
KOSE Corp.	700	150,566
Kubota Corp.	21,800	342,150
Kuraray Co. Ltd.	7,600	104,526
Kurita Water Industries Ltd.	2,400	68,357
Kyocera Corp.	7,100	399,289
Kyowa Hakko Kirin Co. Ltd.	5,900	118,756
Kyushu Electric Power Co. Inc.	8,400	93,792
Kyushu Railway Co.	3,600	110,072
Lawson Inc.	1,100	68,697
LINE Corp. (c)	1,600	66,059
Lion Corp.	5,000	91,491
LIXIL Group Corp.	6,100	121,911
M3 Inc.	4,600	182,934
Mabuchi Motor Co. Ltd.	1,200	56,955
Makita Corp.	5,200	232,612
Marubeni Corp.	34,600	263,423
Marui Group Co. Ltd.	4,600	96,761
Maruichi Steel Tube Ltd.	1,100	37,277
Mazda Motor Corp.	12,300	150,879
McDonald’s Holdings Company (Japan) Ltd.	1,600	81,590
Mebuki Financial Group Inc.	17,680	59,305
Medipal Holdings Corp.	4,100	82,358
MEIJI Holdings Company Ltd.	2,600	219,581
Minebea Mitsumi Inc.	8,600	144,925
MISUMI Group Inc.	6,200	180,388
Mitsubishi Chemical Holdings Corp.	28,300	236,327
Mitsubishi Corp.	29,900	829,099
Mitsubishi Electric Corp.	40,400	536,024
Mitsubishi Estate Company Ltd.	26,200	457,371
Mitsubishi Gas Chemical Co. Inc.	3,600	81,352
Mitsubishi Heavy Industries Ltd.	6,700	243,554
Mitsubishi Materials Corp.	2,500	68,588
Mitsubishi Motors Corp.	14,400	114,787
Mitsubishi Tanabe Pharma Corp.	4,700	81,146
Mitsubishi UFJ Financial Group Inc.	261,560	1,481,706
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,900	54,560
Mitsui & Co. Ltd.	38,100	634,452
Mitsui Chemicals Inc.	4,000	106,315
Mitsui Fudosan Co. Ltd.	20,000	481,765
Mitsui OSK Lines Ltd.	2,500	60,121
Mizuho Financial Group Inc.	533,800	899,178
MS&AD Insurance Group Holdings Inc.	10,600	329,221
Murata Manufacturing Co. Ltd.	4,000	671,505
Nabtesco Corp.	2,400	73,740
Nagoya Railroad Co. Ltd.	4,000	103,179

See accompanying notes to financial statements.	49

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NEC Corp.	5,600	$153,461
Nexon Co. Ltd. (c)	9,000	130,584
NGK Insulators Ltd.	6,000	106,608
NGK Spark Plug Co. Ltd.	3,300	93,815
NH Foods Ltd.	2,000	80,853
Nidec Corp.	4,900	732,989
Nikon Corp.	7,900	125,550
Nintendo Co. Ltd.	2,500	816,073
Nippon Building Fund Inc.	30	173,048
Nippon Electric Glass Co. Ltd.	2,000	55,440
Nippon Express Co. Ltd.	1,800	130,433
Nippon Paint Co. Ltd.	3,100	133,316
Nippon Prologis REIT Inc.	35	72,639
Nippon Steel Corp.	17,000	333,321
Nippon Telegraph & Telephone Corp.	15,300	695,048
Nippon Yusen KK	3,800	75,285
Nissan Chemical Industries Ltd.	2,800	130,430
Nissan Motor Co. Ltd.	51,900	504,997
Nisshin Seifun Group Inc.	4,400	93,232
Nissin Foods Holdings Co. Ltd.	1,200	86,945
Nitori Holdings Co. Ltd.	1,800	280,041
Nitto Denko Corp.	3,700	279,340
NOK Corp.	2,100	40,561
Nomura Holdings Inc.	76,600	370,672
Nomura Real Estate Holdings Inc.	2,700	59,780
Nomura Real Estate Master Fund Inc.	81	114,410
Nomura Research Institute Ltd.	2,470	119,502
NSK Ltd.	8,000	82,343
NTT Data Corp.	14,000	161,041
NTT DoCoMo Inc.	30,500	777,212
Obayashi Corp.	14,000	145,368
OBIC Co. Ltd.	1,400	115,663
Odakyu Electric Railway Co. Ltd.	6,500	139,399
Oji Paper Co. Ltd.	17,000	105,349
Olympus Corp.	6,700	250,631
OMRON Corp.	4,300	200,311
Ono Pharmaceutical Co. Ltd.	8,400	196,651
Oracle Corp. Japan	900	73,355
Oriental Land Co. Ltd.	4,400	461,325
Orix Corp.	29,500	464,982
Osaka Gas Co. Ltd.	8,600	178,071
OTSUKA Corp.	2,400	93,954
Otsuka Holdings Co. Ltd.	8,600	416,005
Panasonic Corp.	48,000	647,252
Park24 Co. Ltd.	2,000	54,391
Persol Holdings Co. Ltd.	3,200	71,265
Pola Orbis Holdings Inc.	2,000	87,891
Rakuten Inc.	19,100	128,919
Recruit Holdings Co Ltd.	24,200	668,371
Renesas Electronics Corp. (c)	18,400	179,875
Resona Holdings Inc.	46,300	246,769
Ricoh Co. Ltd.	15,100	138,282
RINNAI Corp.	800	70,505
Rohm Co. Ltd.	2,100	175,485
Ryohin Keikaku Co. Ltd.	500	175,662
Sankyo Co. Ltd.	1,000	39,105

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Santen Pharmaceutical Co. Ltd.	8,100	$140,911
SBI Holdings Inc.	4,945	126,791
Secom Co. Ltd.	4,700	360,414
Sega Sammy Holdings Inc.	4,068	69,626
Seibu Holdings Inc.	4,900	82,515
Seiko Epson Corp.	6,200	107,641
Sekisui Chemical Co. Ltd.	9,100	154,796
Sekisui House Ltd.	13,100	231,534
Seven & I Holdings Co. Ltd.	16,640	725,765
Seven Bank Ltd.	14,000	42,750
SG Holdings Co Ltd.	2,100	45,941
Sharp Corp.	3,400	82,697
Shimadzu Corp.	4,900	147,838
Shimamura Co. Ltd.	500	43,959
Shimano Inc.	1,600	234,791
Shimizu Corp.	12,000	124,200
Shin-Etsu Chemical Co. Ltd.	8,100	719,834
Shinsei Bank Ltd.	3,900	59,839
Shionogi & Co. Ltd.	6,200	318,146
Shiseido Co. Ltd.	8,400	666,590
Shizuoka Bank Ltd., The	10,000	89,913
Showa Shell Sekiyu KK	4,300	64,065
SMC Corp.	1,300	475,918
SoftBank Group Corp.	18,100	1,292,486
Sohgo Security Services Co. Ltd.	1,600	75,276
Sompo Holdings Inc.	7,400	298,590
Sony Corp.	27,800	1,423,759
Sony Financial Holdings Inc.	4,200	80,023
Stanley Electric Co. Ltd.	3,200	108,960
START TODAY Co. Ltd.	4,500	162,812
Subaru Corp.	13,800	401,373
SUMCO Corp.	5,000	100,422
Sumitomo Chemical Co. Ltd.	33,000	186,636
Sumitomo Corp.	24,900	408,356
Sumitomo Dainippon Pharma Co. Ltd.	3,700	78,203
Sumitomo Electric Industries Ltd.	16,900	251,347
Sumitomo Heavy Industries Ltd.	2,400	80,863
Sumitomo Metal Mining Co. Ltd.	5,100	194,650
Sumitomo Mitsui Financial Group Inc.	29,700	1,158,478
Sumitomo Mitsui Trust Holdings Inc.	7,300	288,011
Sumitomo Realty & Development Co. Ltd.	8,000	294,600
Sumitomo Rubber Industries Ltd.	3,700	58,649
Sundrug Co. Ltd.	1,600	64,818
Suntory Beverage & Food Ltd.	3,000	128,258
Suruga Bank Ltd.	4,000	35,629
Suzuken Co. Ltd.	1,800	76,121
Suzuki Motor Corp.	7,700	424,332
Sysmex Corp.	3,700	344,746
T&D Holdings Inc.	12,300	184,476
Taiheiyo Cement Corp.	2,600	85,530
Taisei Corp.	4,700	258,826
Taisho Pharmaceutical Holdings Co. Ltd.	700	81,888
Taiyo Nippon Sanso Corp.	3,000	42,946
Takashimaya Co. Ltd.	6,000	51,332

50	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Takeda Pharmaceutical Company Ltd.	15,400	$647,848
TDK Corp.	2,900	295,286
Teijin Ltd.	4,600	84,261
Terumo Corp.	6,700	383,561
THK Co. Ltd.	2,400	68,524
Tobu Railway Co. Ltd.	4,400	134,473
Toho Co. Ltd.	2,700	90,434
Toho Gas Co. Ltd.	1,400	48,499
Tohoku Electric Power Co. Inc.	9,800	119,738
Tokio Marine Holdings Inc.	14,600	683,035
Tokyo Century Corp.	900	50,948
Tokyo Electric Power Company Holdings Inc. (c)	33,600	156,426
Tokyo Electron Ltd.	3,500	600,787
Tokyo Gas Co. Ltd.	8,800	233,660
Tokyo Tatemono Co. Ltd.	5,000	68,584
Tokyu Corp.	11,100	191,011
Tokyu Fudosan Holdings Corp.	11,900	83,942
Toppan Printing Co. Ltd.	12,000	93,877
Toray Industries Inc.	30,700	242,311
Toshiba Corp. (c)	144,000	432,295
Tosoh Corp.	5,700	88,134
Toto Ltd.	3,000	138,857
Toyo Seikan Kaisha Ltd.	3,800	66,689
Toyo Suisan Kaisha Ltd.	2,000	71,357
Toyoda Gosei Co. Ltd.	1,600	40,495
Toyota Industries Corp.	3,200	179,122
Toyota Motor Corp.	50,600	3,272,250
Toyota Tsusho Corp.	4,800	160,400
Trend Micro Inc.	2,700	153,703
Tsuruha Holdings Inc.	800	100,203
Unicharm Corp.	8,700	261,559
United Urban Investment Corp.	64	99,450
USS Co. Ltd.	5,200	98,865
West Japan Railway Co.	3,500	257,685
Yahoo Japan Corp.	32,200	106,674
Yakult Honsha Co. Ltd.	2,500	167,153
Yamada Denki Co. Ltd.	13,900	69,048
Yamaguchi Financial Group Inc.	5,000	56,248
Yamaha Corp.	3,100	160,883
Yamaha Motor Co. Ltd.	6,000	150,622
Yamato Holdings Co. Ltd.	6,800	200,142
Yamazaki Baking Co. Ltd.	3,000	78,661
Yaskawa Electric Corp.	5,300	186,640
Yokogawa Electric Corp.	4,800	85,234
Yokohama Rubber Company Ltd., The	2,500	51,855

		76,105,646

Netherlands (3.55%)
ABN AMRO Group NV CVA (e)	9,430	243,877
Aegon NV	38,880	232,137
AerCap Holdings NV (c)	2,918	158,010
Akzo Nobel NV	5,486	467,913
ASML Holding NV	9,072	1,795,210
Coca-Cola European Partners PLC	4,535	184,302
Heineken Holding NV	2,568	245,593

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Heineken NV	5,737	$574,781
ING Groep NV	86,002	1,234,516
Koninklijke Ahold Delhaize NV	28,031	669,313
Koninklijke DSM NV	4,015	401,657
Koninklijke KPN NV	77,032	209,464
Koninklijke Philips NV	20,824	882,270
Koninklijke Vopak NV	1,674	77,158
NN Group NV	6,881	279,069
NXP Semiconductors NV (c)	7,596	830,015
Randstad NV	2,674	156,951
Reed Elsevier NV	21,605	459,297
Unilever NV CVA	34,155	1,903,012
Wolters Kluwer CVA	6,339	356,104

		11,360,649

New Zealand (0.21%)
a2 Milk Company Ltd. (c)	16,190	125,390
Auckland International Airport Ltd.	20,331	93,285
Fisher & Paykel Healthcare
Corporation Ltd.	12,642	127,394
Fletcher Building Ltd.	17,028	79,908
Meridian Energy Ltd.	27,088	57,217
Ryman Healthcare Ltd.	9,616	77,890
Spark New Zealand Ltd.	39,824	100,506

		661,590

Norway (0.73%)
Aker BP ASA	2,391	87,949
DnB NOR ASA	21,437	417,444
Equinor ASA	25,334	669,896
Gjensidige Forsikring ASA	4,480	73,344
Marine Harvest ASA	9,276	184,434
Norsk Hydro ASA	30,366	181,262
Orkla ASA	17,579	153,797
Schibsted ASA Class B	2,281	64,349
Telenor ASA	16,469	337,293
Yara International ASA	3,972	164,330

		2,334,098

Portugal (0.16%)
Energias de Portugal SA	54,555	216,229
Galp Energia SGPS SA	10,889	207,149
Jeronimo Martins SGPS SA	5,630	81,097

		504,475

Singapore (1.26%)
Ascendas Real Estate
Investment Trust	55,562	107,598
CapitaLand Commercial Trust Ltd.	50,138	61,054
Capitaland Ltd.	58,892	136,306
CapitaLand Mall Trust	49,500	75,242
City Developments Ltd.	8,331	66,731
Comfortdelgro Corp. Ltd.	47,000	80,886
DBS Group Holdings Ltd.	39,967	777,239
Genting Singapore Ltd.	136,500	122,224

See accompanying notes to financial statements.	51

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Golden Agri-Resources Ltd.	166,702	$37,221
Jardine Cycle & Carriage Ltd.	2,083	48,665
Keppel Corp. Ltd.	33,202	173,686
Oversea-Chinese Banking Corporation Ltd.	68,935	587,171
SATS Ltd.	15,200	55,677
Sembcorp Industries Ltd.	21,200	42,707
Singapore Airlines Ltd.	11,400	89,279
Singapore Exchange Ltd.	16,600	87,231
Singapore Press Holdings Ltd.	36,030	68,661
Singapore Technologies Engineering Ltd.	36,381	87,694
Singapore Telecommunications Ltd.	180,650	407,871
Suntec Real Estate Investment Trust	53,000	67,201
United Overseas Bank Ltd.	29,859	585,198
UOL Group Ltd.	11,046	61,686
Venture Corporation Ltd.	6,000	78,390
Wilmar International Ltd.	42,500	95,303
Yangzijiang Shipbuilding Holdings Ltd.	48,000	31,770

		4,032,691

Spain (3.01%)
ACS Actividades de Construccion y Servicios SA	5,458	220,208
ACS Actividades de Construccion y Servicios SA Rights (c)	5,458	5,622
Aena SME SA (e)	1,498	271,208
Amadeus IT Group SA	9,712	763,678
Banco Bilbao Vizcaya Argentaria SA	147,042	1,037,023
Banco de Sabadell SA	125,797	210,057
Banco Santander SA	356,760	1,906,691
Bankia SA	27,311	101,845
Bankinter SA	15,383	149,261
CaixaBank SA	80,691	347,317
Enagas SA	4,514	131,656
Endesa SA	7,229	158,977
Ferrovial SA	11,419	233,662
Gas Natural SDG SA	7,857	207,706
Grifols SA	6,354	190,447
Iberdrola SA	127,810	985,639
Industria de Diseno Textil SA	23,909	814,199
International Consolidated Airlines Group SA	12,777	111,812
Mapfre SA	24,761	74,425
Red Electrica Corporacion SA	9,788	198,853
Repsol SA	29,281	571,538
Repsol SA Rights (c)	29,281	16,622
Siemens Gamesa Renewable Energy SA	5,332	71,274
Telefonica SA	103,421	877,779

		9,657,499

Sweden (2.54%)
Alfa Laval AB	6,264	147,880
Assa Abloy AB Class B	22,416	475,479
Atlas Copco AB A Shares	14,966	433,423

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Atlas Copco AB B Shares	8,203	$213,703
Boliden AB	6,118	197,449
Electrolux AB Series B	4,848	110,019
Epiroc Aktiebolag Class B (c)	8,203	75,099
Epiroc Aktiegolag Class A (c)	14,966	157,050
Essity Aktiebolag Class B	13,326	327,841
Hennes & Mauritz AB (H&M) B Shares	19,397	288,725
Hexagon AB B Shares	5,817	323,234
Husqvarna AB B Shares	9,274	87,733
ICA Gruppen AB	1,730	52,926
Industrivarden AB C Shares	3,651	70,428
Investor AB B Shares	10,081	408,347
Kinnevik AB Class B	5,361	182,687
L E Lundbergforetagen AB B Shares	1,708	52,278
Lundin Petroleum AB	4,059	128,833
Millicom International Cellular SA SDR	1,498	88,041
Nordea Bank AB	66,165	634,693
Sandvik AB	24,742	436,968
Securitas AB Class B	7,197	118,017
Skandinaviska Enskilda Banken AB Class A	36,020	340,907
Skanska AB Class B	7,668	138,796
SKF AB B Shares	8,372	154,985
Svenska Handelsbanken AB A Shares	34,118	377,872
Swedbank AB - A Shares	20,239	431,217
Swedish Match AB	4,229	209,004
Tele2 AB B Shares	8,197	96,007
Telefonaktiebolaget LM Ericsson B Shares	68,850	530,434
Telia Company AB	62,292	283,920
Volvo AB B Shares	34,395	546,644

		8,120,639

Switzerland (7.70%)
ABB Ltd. Reg.	40,951	893,302
Adecco Group AG Reg.	3,673	216,759
Baloise Holding AG Reg.	1,010	146,508
Barry Callebaut AG Reg.	52	93,180
Chocoladefabriken Lindt & Sprungli AG Reg.	3	227,904
Chocoladefabriken Lindt & Sprungli AG	22	142,596
Clariant AG Reg.	4,295	102,773
Compagnie Financiere Richemont SA Reg.	11,436	966,736
Credit Suisse Group AG Reg.	56,570	845,895
Dufry AG Reg.	689	87,629
Ems-Chemie Holding AG Reg	173	110,687
Geberit AG Reg.	828	354,520
Givaudan SA Reg.	207	468,817
Julius Baer Group Ltd.	5,026	294,380
Kuehne & Nagel International AG Reg.	1,222	183,448
LafargeHolcim Ltd. Reg.	10,746	522,495
Lonza Group AG Reg.	1,674	442,348

52	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Nestle SA Reg.	68,751	$5,328,258
Novartis AG Reg.	49,229	3,729,142
Pargesa Holding SA	681	57,640
Partners Group Holding AG	392	286,570
Roche Holding AG	15,549	3,449,670
Schindler Holding AG	895	192,159
Schindler Holding AG Reg.	476	99,991
SGS SA Reg	121	321,520
Sika AG Reg.	2,820	389,638
Sonova Holding AG Reg.	1,230	220,027
Straumann Holding AG Reg.	213	161,536
Swatch Group AG Reg., The	1,247	107,674
Swatch Group AG, The	682	322,846
Swiss Life Holding AG Reg.	712	246,887
Swiss Prime Site AG Reg.	1,448	133,042
Swiss Re AG	6,931	605,138
Swisscom AG	571	254,857
Temenos AG Reg.	1,333	200,465
UBS Group AG	85,293	1,307,572
Vifor Pharma AG	1,090	173,870
Zurich Insurance Group AG	3,330	984,780

		24,673,259

United Kingdom (17.75%)
3i Group PLC	21,674	256,601
Admiral Group PLC	4,312	108,370
Anglo American PLC	23,315	517,614
Antofagasta PLC	8,948	116,254
Ashtead Group PLC	11,166	332,516
Associated British Foods PLC	7,935	286,123
AstraZeneca PLC	28,028	1,938,618
Auto Trader Group PLC (e)	22,573	126,508
Aviva PLC	89,075	591,020
Babcock International Group PLC	5,898	63,371
BAE Systems PLC	70,653	601,067
Barclays PLC	378,413	935,336
Barratt Developments PLC	22,784	154,451
Berkeley Group Holdings PLC, The	2,931	146,002
BHP Billiton PLC	46,744	1,049,049
BP PLC	440,839	3,354,131
British American Tobacco PLC	50,763	2,557,103
British Land Company PLC	21,771	192,608
BT Group PLC	181,922	521,888
Bunzl PLC	7,625	230,284
Burberry Group PLC	9,560	271,700
Carnival PLC	4,022	229,877
Centrica PLC	122,933	255,256
Coca-Cola HBC AG CDI	4,471	148,816
Compass Group PLC	35,045	747,006
ConvaTec Group PLC (e)	30,584	85,383
Croda International PLC	2,979	188,205
DCC PLC	1,997	181,086
Diageo PLC	54,754	1,967,087
Direct Line Insurance Group PLC	29,969	135,240
easyJet PLC	3,283	72,226
Experian PLC	20,100	495,839

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Ferguson PLC	5,141	$415,947
Fresnillo PLC	4,520	68,115
G4S PLC	35,279	124,268
GlaxoSmithKline PLC	109,735	2,212,360
Glencore PLC	255,399	1,212,581
GVC Holdings PLC	11,918	164,802
Hammerson PLC	18,272	125,573
Hargreaves Lansdown PLC	5,997	155,452
HSBC Holdings PLC	443,553	4,144,714
Imperial Brands PLC	20,979	779,120
Informa PLC	27,656	303,997
InterContinental Hotels Group PLC	4,028	250,401
Intertek Group PLC	3,564	267,979
Investec PLC	14,760	104,364
ITV PLC	81,824	187,069
J Sainsbury PLC	36,877	156,055
John Wood Group PLC	15,056	124,332
Johnson Matthey PLC	4,437	211,275
Kingfisher PLC	46,942	183,572
Land Securities Group PLC	16,410	206,738
Legal & General Group PLC	128,863	450,742
Lloyds Banking Group PLC	1,595,420	1,323,746
London Stock Exchange Group PLC	6,907	406,612
Marks & Spencer Group PLC	37,478	145,582
Mediclinic International PLC	8,340	57,778
Meggitt PLC	16,132	104,684
Melrose Industries PLC	106,271	297,353
Merlin Entertainments PLC (e)	16,303	83,124
Micro Focus International PLC	9,772	169,557
Mondi PLC	8,140	219,602
National Grid PLC	74,456	822,818
Next PLC	3,204	255,034
NMC Health PLC	2,301	108,303
Pearson PLC	17,306	201,540
Persimmon PLC	6,954	231,636
Prudential PLC	57,261	1,305,340
Randgold Resources Ltd.	2,005	154,319
Reckitt Benckiser Group PLC	14,725	1,209,877
Reed Elsevier PLC (London)	22,872	488,431
Rio Tinto PLC	26,672	1,470,120
Rolls-Royce Holdings PLC	37,165	484,077
Royal Bank of Scotland Group PLC (c)	103,606	348,793
Royal Dutch Shell PLC Class A	101,744	3,521,249
Royal Dutch Shell PLC Class B	82,895	2,968,719
Royal Mail PLC	20,294	135,014
RSA Insurance Group PLC	22,805	203,952
Sage Group PLC, The	24,463	202,045
Schroders PLC	2,734	113,452
SEGRO PLC	22,354	196,868
Severn Trent PLC	5,419	141,294
Shire PLC	20,141	1,134,721
Sky PLC	22,390	431,205
Smith & Nephew PLC	19,569	360,467
Smiths Group PLC	8,736	195,140
SSE PLC	22,453	400,798
St. James’s Place PLC	11,984	180,816

See accompanying notes to financial statements.	53

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Standard Chartered PLC	62,020	$563,353
Standard Life Aberdeen PLC	59,883	256,429
Taylor Wimpey PLC	68,536	161,335
Tesco PLC	215,779	730,109
Travis Perkins PLC	5,610	105,124
TUI AG (United Kingdom)	9,848	215,395
Unilever PLC	27,110	1,497,569
United Utilities Group PLC	15,074	151,543
Vodafone Group PLC	590,366	1,430,038
Weir Group PLC, The	4,938	129,683
Whitbread PLC	4,175	217,632
William Morrison Supermarkets PLC	49,550	164,357
WPP PLC	28,216	443,318

		56,846,042

Total Common Stocks
(cost $265,589,122)		314,657,243

Preferred Stocks (a) (0.54%)
Germany (0.54%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,238	98,480
Fuchs Petrolub SE, 0.00%	1,416	69,676
Henkel AG & Co. KGaA, 0.00%	3,943	503,122
Porsche Automobil Holding SE, 0.00%	3,312	210,297
Sartorius AG, 0.00%	787	117,162
Schaeffler AG, 0.00%	3,744	48,594
Volkswagen AG, 0.00%	4,078	673,727

		1,721,058

Total Preferred Stocks
(cost $1,015,295)		1,721,058

	Shares	Value
Short-term Investments (0.06%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (f)	199,078	$199,078

Total Short-term Investments
(cost $199,078)		199,078

TOTAL INVESTMENTS (98.83%)
(cost $266,803,495)		316,577,379
CASH (g) AND OTHER ASSETS, NET OF LIABILITIES (1.17%)		3,763,511

NET ASSETS (100.00%)		$320,340,890

(a)

The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Security was valued using significant unobservable inputs.

(c)	Non-income producing security.

(d)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(e)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities amounted to $2,420,731 or 0.76% of net assets.

(f)	Rate shown is the 7-day yield as of June 30, 2018.

(g)	At June 30, 2018, foreign currencies in the amount of $201,798 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR – Swedish Depositary Receipt

ADR – American Depositary Receipt

54	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$102,028,792	32.23
Japanese Yen	76,105,646	24.04
British Pound	56,846,042	17.96
Swiss Franc	24,673,259	7.79
Australian Dollar	22,051,876	6.97
Hong Kong Dollar	10,550,969	3.33
Swedish Krona	8,120,639	2.56
Danish Krone	5,244,134	1.66
Singapore Dollar	4,032,691	1.27
United States Dollar	3,058,577	0.97
Norwegian Krone	2,334,098	0.74
Israeli Shekel	869,066	0.27
New Zealand Dollar	661,590	0.21

Total Investments	$316,577,379	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$62,577,864	19.53
Industrials	45,316,239	14.15
Consumer Discretionary	39,105,477	12.21
Consumer Staples	35,847,876	11.19
Health Care	33,685,315	10.51
Materials	25,849,080	8.07
Information Technology	21,621,548	6.75
Energy	19,209,514	6.00
Telecommunication Services	11,485,973	3.59
Real Estate	11,175,107	3.49
Utilities	10,504,308	3.28

Total Stocks	316,378,301	98.77
Short-term Investments	199,078	0.06
Cash and Other Assets, Net of Liabilities	3,763,511	1.17

Net Assets	$320,340,890	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	4	September 2018	$450,913	$454,983	$4,070
Euro Stoxx 50 Index	29	September 2018	1,170,485	1,148,403	(22,082)
FTSE 100 Index	7	September 2018	702,547	702,246	(301)
Nikkei 225 Index	8	September 2018	811,814	803,505	(8,309)

Total					$(26,622)

See accompanying notes to financial statements.	55

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Registered Investment Companies (99.85%)
State Farm Variable Product Trust Bond Fund (a)	3,804,940	$37,288,411
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,611,993	59,945,237

Total Registered Investment Companies
(cost $69,261,312)		97,233,648

TOTAL INVESTMENTS (99.85%)
(cost $69,261,312)		97,233,648
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.15%)		147,556

NET ASSETS (100.00%)		$97,381,204

(a)

As of June 30, 2018, investments in issuers considered to be affiliates of the Stock and Bond Balanced Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares held at June 30, 2018	Value at June 30, 2018
State Farm Variable Product Trust Bond Fund	3,520,481	284,459	—	3,804,940	$37,288,411
State Farm Variable Product Trust
Large Cap Equity Index Fund	2,822,354	—	210,361	2,611,993	59,945,237

					$97,233,648

	For the six months ended June 30, 2018
Security	Income Dividends	Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)
State Farm Variable Product Trust Bond Fund	$457,748	$—	$(1,161,405)
State Farm Variable Product Trust
Large Cap Equity Index Fund	—	1,175,429	405,528

	$457,748	$1,175,429	$(755,877)

56	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (73.71%)
Aerospace/Defense (2.22%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,482,993
Rockwell Collins Inc.
3.200%, 03/15/2024	500,000	481,689
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	949,363
Rockwell Collins Inc.
3.500%, 03/15/2027	500,000	475,202

		3,389,247

Agriculture, Foods, & Beverage (5.40%)
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,015,946
Kellogg Co.
3.125%, 05/17/2022	1,000,000	983,929
Sysco Corp.
2.600%, 06/12/2022	1,000,000	966,645
Kellogg Co.
2.750%, 03/01/2023	1,000,000	956,233
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	977,134
Mondelez International Inc.
4.000%, 02/01/2024	500,000	504,252
Danone SA (a)
2.947%, 11/02/2026	1,000,000	919,360
General Mills Inc.
3.200%, 02/10/2027	500,000	459,037
Sysco Corp.
3.250%, 07/15/2027	500,000	468,302
Campbell Soup Co.
4.150%, 03/15/2028	500,000	476,100
Mondelez International Inc.
4.125%, 05/07/2028	500,000	495,727

		8,222,665

Automotive (3.48%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	997,680
2.750%, 05/17/2021	1,000,000	991,220
Daimler Finance NA LLC (a)
2.000%, 07/06/2021	500,000	478,456
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	908,469
BMW US Capital LLC (a)
3.300%, 04/06/2027	1,000,000	947,955
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	979,149

		5,302,929

Banks (3.16%)
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	997,175
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	496,723

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Toronto-Dominion Bank, The
1.800%, 07/13/2021	$500,000	$478,826
U.S. Bancorp
3.700%, 01/30/2024	500,000	504,487
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	495,200
Wells Fargo & Co.
3.000%, 02/19/2025	500,000	471,624
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	909,870
Wells Fargo & Co.
3.000%, 10/23/2026	500,000	461,668

		4,815,573

Building Materials & Construction (0.31%)
CRH America Finance, Inc. (a)
3.400%, 05/09/2027	500,000	470,617

Chemicals (4.46%)
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	500,528
Praxair Inc.
2.450%, 02/15/2022	1,000,000	972,839
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	973,842
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	969,713
Praxair Inc.
2.700%, 02/21/2023	500,000	487,381
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	487,460
Nutrien Ltd.
3.625%, 03/15/2024	1,000,000	971,701
Praxair Inc.
3.200%, 01/30/2026	500,000	489,205
Ecolab Inc.
2.700%, 11/01/2026	500,000	462,091
Nutrien Ltd.
4.000%, 12/15/2026	500,000	484,951

		6,799,711

Commercial Service/Supply (0.65%)
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	991,191

Computer Software & Services (2.50%)
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	493,155
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	498,395
Automatic Data Processing Inc.
3.375%, 09/15/2025	500,000	494,826
Oracle Corp.
2.650%, 07/15/2026	500,000	461,117

See accompanying notes to financial statements.	57

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Microsoft Corp.
2.400%, 08/08/2026	$500,000	$462,523
Analog Devices Inc.
3.500%, 12/05/2026	500,000	476,876
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	930,507

		3,817,399

Computers (0.65%)
International Business Machines Corp.
3.450%, 02/19/2026	1,000,000	985,980

Consumer & Marketing (2.86%)
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,028,961
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	974,527
Reckitt Benckiser Treasury Services PLC (a)
2.750%, 06/26/2024	1,500,000	1,417,112
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	939,942

		4,360,542

Electronic/Electrical Manufacturing (0.64%)
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	970,315

Financial Services (2.93%)
JPMorgan Chase & Co.
2.200%, 10/22/2019	500,000	495,274
4.350%, 08/15/2021	1,000,000	1,028,385
General Electric Capital Corp.
3.100%, 01/09/2023	287,000	280,580
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	491,053
3.625%, 05/13/2024	500,000	496,661
GE Capital International Funding Co.
3.373%, 11/15/2025	744,000	714,108
Visa Inc.
3.150%, 12/14/2025	1,000,000	967,378

		4,473,439

Health Care (9.00%)
Pfizer Inc.
2.100%, 05/15/2019	500,000	498,364
Amgen Inc.
2.200%, 05/22/2019	500,000	497,244
Gilead Sciences Inc.
2.550%, 09/01/2020	500,000	493,993
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,023,561
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,024,457

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	$1,000,000	$974,857
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	988,205
Novartis Capital Corp.
3.400%, 05/06/2024	1,000,000	997,588
Pfizer Inc.
3.400%, 05/15/2024	500,000	501,264
Stryker Corp.
3.375%, 05/15/2024	1,000,000	983,145
Amgen Inc.
3.625%, 05/22/2024	500,000	497,916
Bayer U.S. Finance LLC (a)
3.375%, 10/08/2024	500,000	481,819
Thermo Fisher Scientific Inc.
3.650%, 12/15/2025	500,000	488,153
Gilead Sciences Inc.
3.650%, 03/01/2026	500,000	493,643
Roche Holdings Inc. (a)
2.625%, 05/15/2026	1,000,000	936,513
Baxter International Inc.
2.600%, 08/15/2026	500,000	455,355
Abbott Laboratories
3.750%, 11/30/2026	500,000	491,461
Bristol-Myers Squibb Co.
3.250%, 02/27/2027	500,000	483,219
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	936,571
Thermo Fisher Scientific Inc.
3.200%, 08/15/2027	500,000	467,439

		13,714,767

Machinery & Manufacturing (6.04%)
Danaher Corp.
2.400%, 09/15/2020	500,000	494,038
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	495,831
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	982,312
Deere & Co.
2.600%, 06/08/2022	1,000,000	974,679
Covidien International
3.200%, 06/15/2022	1,000,000	992,606
3M Co.
2.000%, 06/26/2022	500,000	480,316
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	965,191
Siemens Financieringsmaatschappij NV (a)
3.125%, 03/16/2024	1,000,000	976,575
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	500,000	491,602
John Deere Capital Corp.
3.400%, 09/11/2025	500,000	492,117

58	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Bemis Company Inc.
3.100%, 09/15/2026	$1,000,000	$927,513
Eaton Corp.
3.103%, 09/15/2027	1,000,000	934,719

		9,207,499

Media & Broadcasting (3.14%)
Time Warner Inc.
2.100%, 06/01/2019	500,000	496,512
Comcast Corp.
3.125%, 07/15/2022	1,000,000	981,432
Time Warner Inc.
3.550%, 06/01/2024	500,000	482,122
Thomson Reuters Corp.
3.850%, 09/29/2024	500,000	492,522
Walt Disney Co., The
3.150%, 09/17/2025	500,000	483,307
1.850%, 07/30/2026	500,000	436,584
S&P Global Inc.
2.950%, 01/22/2027	500,000	463,130
Moody’s Corp.
3.250%, 01/15/2028	1,000,000	943,955

		4,779,564

Mining & Metals (0.33%)
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	507,320

Oil & Gas (6.15%)
Apache Corp.
3.250%, 04/15/2022	1,000,000	983,031
Shell International Finance
2.375%, 08/21/2022	500,000	483,785
EOG Resources Inc.
2.625%, 03/15/2023	500,000	479,986
Chevron Corp.
3.326%, 11/17/2025	1,000,000	989,456
Devon Energy Corp.
5.850%, 12/15/2025	1,000,000	1,100,889
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,045,759
Woodside Finance Ltd. (a)
3.700%, 09/15/2026	1,000,000	960,740
Occidental Petroleum Corp.
3.000%, 02/15/2027	500,000	472,272
Canadian Natural Resources Ltd.
3.850%, 06/01/2027	1,000,000	975,660
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	930,530
Texas Eastern Transmission LP (a)
3.500%, 01/15/2028	500,000	470,798
Woodside Finance Ltd. (a)
3.700%, 03/15/2028	500,000	472,527

		9,365,433

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (4.86%)
CVS Caremark Corp.
2.250%, 12/05/2018	$1,000,000	$997,272
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,035,879
TJX Companies Inc., The
2.750%, 06/15/2021	500,000	495,049
Walgreen Co.
3.100%, 09/15/2022	500,000	489,493
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	976,260
Amazon.com Inc.
2.800%, 08/22/2024	500,000	481,769
Home Depot Inc.
3.350%, 09/15/2025	500,000	492,150
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	979,199
McDonald’s Corp.
3.500%, 03/01/2027	1,000,000	977,174
Amazon.com Inc.
3.150%, 08/22/2027	500,000	478,845

		7,403,090

Telecom & Telecom Equipment (3.19%)
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,023,760
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	964,910
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,010,223
AT&T Inc.
3.400%, 05/15/2025	500,000	468,870
Verizon Communications Inc.
2.625%, 08/15/2026	500,000	443,771
Deutsche Telekom International Finance BV (a)
3.600%, 01/19/2027	1,000,000	942,985

		4,854,519

Transportation (3.50%)
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,471,737
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,010,883
Canadian National Railway Co.
2.750%, 03/01/2026	1,000,000	942,846
FedEx Corp.
3.300%, 03/15/2027	500,000	474,155
CSX Corp.
3.250%, 06/01/2027	1,000,000	939,709
Kirby Corp.
4.200%, 03/01/2028	500,000	492,732

		5,332,062

See accompanying notes to financial statements.	59

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (8.24%)
Pacificorp
5.650%, 07/15/2018	$500,000	$500,523
Appalachian Power Co.
4.600%, 03/30/2021	500,000	514,572
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,015,968
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	488,699
Northern States Power Co.
2.150%, 08/15/2022	500,000	477,916
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	927,551
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	984,088
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	976,338
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	963,456
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	992,097
Commonwealth Edison Co.
2.550%, 06/15/2026	500,000	459,354
Arizona Public Service Co.
2.550%, 09/15/2026	1,000,000	911,117
Atmos Energy Corp.
3.000%, 06/15/2027	500,000	473,548
Boston Gas Co. (a)
3.150%, 08/01/2027	1,000,000	943,364
Pennsylvania Electric Co. (a)
3.250%, 03/15/2028	1,000,000	932,381
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	997,080

		12,558,052

Total Corporate Bonds
(cost $115,356,183)		112,321,914

U.S. Treasury Obligations (22.01%)
U.S. Treasury Notes
2.750%, 02/15/2019	7,500,000	7,523,145
3.625%, 02/15/2020	6,000,000	6,105,936
1.375%, 08/31/2020	1,000,000	975,156
2.000%, 08/31/2021	1,000,000	980,508
2.000%, 02/15/2023	1,000,000	968,789
2.125%, 02/29/2024	1,000,000	965,938
2.375%, 08/15/2024	1,000,000	976,211
2.000%, 02/15/2025	5,000,000	4,755,275
2.250%, 02/15/2027	3,000,000	2,862,774
2.750%, 02/15/2028	7,500,000	7,435,838

Total U.S. Treasury Obligations
(cost $33,934,186)		33,549,570

	Shares	Value
Short-term Investments (3.51%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.79%(b)	5,345,553	$5,345,553

Total Short-term Investments
(cost $5,345,553)		5,345,553

TOTAL INVESTMENTS (99.23%)
(cost $154,635,922)		151,217,037
OTHER ASSETS, NET OF LIABILITIES (0.77%)		1,172,661

NET ASSETS (100.00%)		$152,389,698

(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities amounted to $11,351,202 or 7.45% of net assets.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

60	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Principal amount	Value
Short-term Investments (100.13%)
Government Agency Securities (a) (53.08%)
Federal Home Loan Bank
1.828%, 07/05/2018	$1,795,000	$1,794,543
1.835%, 07/23/2018	1,850,000	1,847,831
1.780%, 07/26/2018	1,500,000	1,498,072
1.890%, 07/31/2018	1,500,000	1,497,559
1.900%, 08/20/2018	1,500,000	1,495,963
Federal Home Loan Mortgage Corp.
1.910%, 09/19/2018	1,000,000	995,703
1.900%, 09/25/2018	1,750,000	1,741,965
Federal National Mortgage Association
1.830%, 08/14/2018	2,500,000	2,494,281
1.870%, 08/27/2018	1,500,000	1,495,481

		14,861,398

	Shares	Value
Registered Investment Companies (6.05%)
JPMorgan U.S. Government Money Market Fund
Capital Shares, 1.79%(b)
	1,693,849	$1,693,849

	Principal amount	Value
U.S. Government Obligations (41.00%)
U.S. Treasury Bill
1.765%, 07/12/2018	$3,500,000	$3,497,941
1.754%, 07/19/2018	1,500,000	1,498,611
1.812%, 08/02/2018	1,500,000	1,497,508
1.856%, 08/09/2018	1,000,000	997,938
1.801%, 08/16/2018	1,500,000	1,496,473
1.844%, 08/30/2018	2,500,000	2,492,191

		11,480,662

Total Short-term Investments
(cost $28,035,909)		28,035,909

TOTAL INVESTMENTS (100.13%)
(cost $28,035,909)		28,035,909
LIABILITIES, NET OF OTHER ASSETS (-0.13%)		(35,645)

NET ASSETS (100.00%)		$28,000,264

(a)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

See accompanying notes to financial statements.	61

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018

(Unaudited)

	Large Cap Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund
Assets
Investments in affiliated securities at identified cost	$—	—	—
Investments in unaffiliated securities at identified cost	66,897,950	66,835,919	46,620,031
Foreign currencies at cost	—	—	26,441

Investments in affiliated securities at market value	$—	—	—
Investments in unaffiliated securities at market value	83,587,793	79,243,169	56,426,279
Cash	—	—	22,431
Cash pledged as collateral for open futures contracts	—	—	—
Foreign currencies at value	—	—	26,407
Foreign currencies pledged for open futures contracts at value	—	—	—
Receivables:
Dividends and interest	40,327	198,438	147,049
Shares of the Fund sold	5,125	6,791	1,994
Securities sold	—	—	4,228
SFIMC	—	—	—
Variation margin on futures contracts	—	—	—
Prepaid expenses	2,213	1,986	2,018

Total assets	83,635,458	79,450,384	56,630,406

Liabilities and Net Assets
Payables:
Shares of the Fund redeemed	—	—	—
Securities purchased	—	—	21,816
Trustees’ fees and expenses	238	327	77
Variation margin on futures contracts	—	—	—
Due to affiliates	43,431	35,682	44,838
Accrued liabilities	40,079	37,159	58,702

Total liabilities	83,748	73,168	125,433

Net assets applicable to shares outstanding of common stock	$83,551,710	79,377,216	56,504,973

Fund shares outstanding (no par value, unlimited number of shares authorized)	5,855,906	6,015,143	4,231,379
Net asset value, offering price and redemption price per share	$14.27	13.20	13.35

Analysis of Net Assets
Paid-in-capital	$60,700,482	64,355,412	44,331,452
Accumulated net realized gain (loss)	5,739,420	2,160,390	1,934,858
Net unrealized appreciation (depreciation)	16,689,843	12,407,250	9,806,340
Accumulated undistributed net investment income (loss)	421,965	454,164	432,323

Net assets applicable to shares outstanding	$83,551,710	79,377,216	56,504,973

62	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

—	—	—	69,261,312	—	—
412,608,136	257,250,865	266,803,495	—	154,635,922	28,035,909
—	—	2,445,689	—	—	—

—	—	—	97,233,648	—	—
705,411,525	356,629,586	316,577,379	—	151,217,037	28,035,909
—	—	—	134,542	—	—
266,600	111,400	—	—	—	—
—	—	2,237,124	—	—	—
—	—	201,798	—	—	—

588,114	343,594	1,480,332	—	1,304,763	1,697
151,650	64,234	55,062	13,722	12,832	8,861
739,361	32,221	3,482	—	—	—
905	—	—	47,198	—	2,910
4,930	—	—	—	—	—
22,723	9,301	16,505	2,394	4,105	819

707,185,808	357,190,336	320,571,682	97,431,504	152,538,737	28,050,196

43,959	30,934	15,444	709	24,065	—
347,295	88,971	—	—	—	—
3,677	1,854	2,706	566	1,243	185
—	4,892	26,479	—	—	—
82,058	46,728	77,924	2,472	64,328	4,651
85,677	88,417	108,239	46,553	59,403	45,096

562,666	261,796	230,792	50,300	149,039	49,932

706,623,142	356,928,540	320,340,890	97,381,204	152,389,698	28,000,264

30,783,148	22,784,124	23,071,955	5,652,859	15,551,676	28,001,367
22.95	15.67	13.88	17.23	9.80	1.00

356,482,499	228,995,464	264,077,659	63,599,877	155,769,746	28,000,264
38,293,700	26,624,022	2,488,461	3,314,360	38,837	—
292,667,207	99,324,653	49,715,995	27,972,336	(3,418,885)	—
19,179,736	1,984,401	4,058,775	2,494,631	—	—

706,623,142	356,928,540	320,340,890	97,381,204	152,389,698	28,000,264

See accompanying notes to financial statements.	63

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2018

(Unaudited)

	Large Cap Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends from affiliated investments	$—	—	—
Dividends from unaffiliated investments	651,437	628,007	726,437
Interest	14,475	11,131	16,282

	665,912	639,138	742,719
Less: foreign withholding taxes	—	—	(71,693)

Total investment income	665,912	639,138	671,026
Expenses:
Investment advisory and management fees	248,118	298,517	226,384
Audit fees	16,079	16,081	14,759
Reports to shareholders	4,729	5,412	8,008
Custodian fees	608	2,120	31,025
Professional fees	7,752	8,214	9,302
Errors and omissions insurance	1,418	1,388	1,185
Securities valuation fees	1,787	1,589	5,618
Trustees’ fees and expenses	1,596	1,544	1,149
Regulatory fees	70	78	45
ICI dues	301	303	198
Fidelity bond expense	100	101	42
License index fees	—	—	—

Total expenses	282,558	335,347	297,715
Less: expense reimbursement from SFIMC	(1,292)	(109,422)	(14,731)

Net expenses	281,266	225,925	282,984

Net investment income	384,646	413,213	388,042
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of affiliated investments	—	—	—
Net realized gain (loss) on sales of unaffiliated investments	4,131,616	1,256,326	2,934,510
Net realized gain (loss) on foreign currency transactions	—	—	4,918
Net realized gain (loss) on futures contracts	—	—	—
Change in net unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on affiliated investments	—	—	—
Change in net unrealized appreciation (depreciation) on unaffiliated investments and foreign currency transactions	(1,322,799)	3,947,084	(2,499,511)

Net realized and unrealized gain (loss) on investments	2,808,817	5,203,410	439,917

Net change in net assets resulting from operations	$3,193,463	5,616,623	827,959

64	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

—	—	—	457,748	—	—
6,722,936	2,350,381	7,415,500	—	—	—
77,239	32,733	—	560	2,330,262	215,115

6,800,175	2,383,114	7,415,500	458,308	2,330,262	215,115
—	(295)	(700,641)	—	—	—

6,800,175	2,382,819	6,714,859	458,308	2,330,262	215,115

357,919	228,183	238,144	—	377,689	13,916
16,026	16,365	16,073	14,954	22,710	19,023
37,765	35,219	35,543	9,712	21,075	14,435
15,495	16,060	49,225	39	1,189	488
17,151	12,711	13,817	13,667	7,683	6,329
13,430	6,388	3,435	1,868	3,155	549
7,286	28,113	15,891	—	10,565	1,542
14,564	7,167	9,195	2,106	3,465	667
570	78	45	70	70	70
2,844	1,434	1,246	—	696	136
914	453	474	127	203	38
33,226	70,961	5,164	—	—	—

517,190	423,132	388,252	42,543	448,500	57,193
(22,072)	(23,847)	(3,408)	(42,543)	(1,885)	(29,362)

495,118	399,285	384,844	—	446,615	27,831

6,305,057	1,983,534	6,330,015	458,308	1,883,647	187,284

—	—	—	1,175,429	—	—
13,606,630	24,175,372	2,029,807	—	14,123	—
—	—	(62,033)	—	—	—
974,962	459,042	94,365	—	—	—
(220,179)	(82,438)	(26,939)	—	—	—
—	—	—	(755,877)	—	—
(2,397,125)	(1,200,739)	(17,525,082)	—	(4,865,916)	—

11,964,288	23,351,237	(15,489,882)	419,552	(4,851,793)	—

18,269,345	25,334,771	(9,159,867)	877,860	(2,968,146)	187,284

See accompanying notes to financial statements.	65

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2018 (Unaudited) and the year ended December 31, 2017	2018	2017
From operations:
Net investment income	$384,646	696,402
Net realized gain (loss)	4,131,616	5,858,090
Change in net unrealized appreciation or depreciation	(1,322,799)	9,107,881

Net change in net assets resulting from operations	3,193,463	15,662,373
Distributions to shareholders from and in excess of:
Net investment income	—	(666,604)
Net realized gain	—	(5,058,058)

Total distributions to shareholders	—	(5,724,662)
From Fund share transactions:
Proceeds from shares sold	919,879	1,326,477
Reinvestment of distributions	—	5,724,662

	919,879	7,051,139
Less payments for shares redeemed	(1,565,493)	(2,931,380)

Net increase (decrease) in net assets from Fund share transactions	(645,614)	4,119,759

Total increase (decrease) in net assets	2,547,849	14,057,470

Net assets:
Beginning of period	81,003,861	66,946,391

End of period*	$83,551,710	81,003,861

* Including accumulated undistributed net investment income (loss)	$421,965	37,319

Share Information
Sold	64,596	100,008
Issued in reinvestment of distributions	—	415,735
Redeemed	(110,405)	(226,030)

Net increase (decrease)	(45,809)	289,713

66	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund
2018	2017	2018	2017	2018	2017	2018	2017

413,213	452,492	388,042	255,850	6,305,057	12,846,746	1,983,534	3,561,877
1,256,326	6,826,050	2,939,428	3,401,624	14,581,592	23,977,931	24,634,414	19,364,819
3,947,084	557,047	(2,499,511)	10,589,507	(2,617,304)	94,314,929	(1,283,177)	21,040,994

5,616,623	7,835,589	827,959	14,246,981	18,269,345	131,139,606	25,334,771	43,967,690

—	(417,430)	—	(252,350)	—	(12,332,066)	—	(3,509,680)
—	(6,317,725)	—	—	—	(17,875,408)	—	(19,344,041)

—	(6,735,155)	—	(252,350)	—	(30,207,474)	—	(22,853,721)

511,298	1,439,222	351,541	725,830	1,802,397	4,239,106	1,063,158	2,037,902
—	6,735,155	—	252,350	—	30,207,474	—	22,853,721

511,298	8,174,377	351,541	978,180	1,802,397	34,446,580	1,063,158	24,891,623
(1,068,791)	(2,374,503)	(406,673)	(854,357)	(26,697,587)	(49,240,959)	(9,822,487)	(20,927,858)

(557,493)	5,799,874	(55,132)	123,823	(24,895,190)	(14,794,379)	(8,759,329)	3,963,765

5,059,130	6,900,308	772,827	14,118,454	(6,625,845)	86,137,753	16,575,442	25,077,734

74,318,086	67,417,778	55,732,146	41,613,692	713,248,987	627,111,234	340,353,098	315,275,364

79,377,216	74,318,086	56,504,973	55,732,146	706,623,142	713,248,987	356,928,540	340,353,098

454,164	40,951	432,323	44,281	19,179,736	12,874,679	1,984,401	867

40,715	114,628	26,024	60,253	78,773	202,411	71,053	141,872
—	548,912	—	19,249	—	1,409,588	—	1,561,047
(85,162)	(191,302)	(30,049)	(72,961)	(1,167,543)	(2,342,391)	(651,983)	(1,463,353)

(44,447)	472,238	(4,025)	6,541	(1,088,770)	(730,392)	(580,930)	239,566

See accompanying notes to financial statements.	67

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2018 (Unaudited) and the year ended December 31, 2017	2018	2017
From operations:
Net investment income	$6,330,015	8,329,518
Net realized gain (loss)	2,062,139	4,812,052
Change in net unrealized appreciation or depreciation	(17,552,021)	55,954,078

Net change in net assets resulting from operations	(9,159,867)	69,095,648
Distributions to shareholders from and in excess of:
Net investment income	—	(8,906,575)
Net realized gain	—	(3,843,827)

Total distributions to shareholders	—	(12,750,402)
From Fund share transactions:
Proceeds from shares sold	1,094,661	2,738,444
Reinvestment of distributions	—	12,750,402

	1,094,661	15,488,846
Less payments for shares redeemed	(5,835,096)	(13,121,822)

Net increase (decrease) in net assets from Fund share transactions	(4,740,435)	2,367,024

Total increase (decrease) in net assets	(13,900,302)	58,712,270

Net assets:
Beginning of period	334,241,192	275,528,922

End of period*	$320,340,890	334,241,192

* Including accumulated undistributed net investment income (loss)	$4,058,775	(2,271,240)

Share Information
Sold	76,447	205,642
Issued in reinvestment of distributions	—	894,765
Redeemed	(404,840)	(969,140)

Net increase (decrease)	(328,393)	131,267

(a)	Relates to investments in affiliated investment companies.

68	See accompanying notes to financial statements.

Stock and Bond Balanced Fund			Bond Fund		Money Market Fund
2018		2017	2018	2017	2018	2017

458,308	(a)	1,990,816 (a)	1,883,647	3,931,566	187,284	186,129
1,175,429	(a)	2,184,523 (a)	14,123	24,714	—	—
(755,877	)(a)	8,300,106 (a)	(4,865,916)	(520,795)	—	—

877,860		12,475,445	(2,968,146)	3,435,485	187,284	186,129

—		(2,095,197)	(1,883,647)	(3,931,566)	(187,284)	(186,129)
—		(3,342,335)	—	(153,888)	—	—

—		(5,437,532)	(1,883,647)	(4,085,454)	(187,284)	(186,129)

754,128		1,917,539	4,393,712	3,785,894	1,252,567	2,620,846
—		5,437,532	1,883,647	4,085,454	187,284	186,129

754,128		7,355,071	6,277,359	7,871,348	1,439,851	2,806,975
(3,529,033)		(6,645,132)	(3,633,426)	(8,038,217)	(1,981,758)	(4,658,586)

(2,774,905)		709,939	2,643,933	(166,869)	(541,907)	(1,851,611)

(1,897,045)		7,747,852	(2,207,860)	(816,838)	(541,907)	(1,851,611)

99,278,249		91,530,397	154,597,558	155,414,396	28,542,171	30,393,782

97,381,204		99,278,249	152,389,698	154,597,558	28,000,264	28,542,171

2,494,631		2,036,323	—	—	—	—

44,029		113,959	439,420	372,298	1,252,568	2,620,846
—		328,353	190,776	401,415	187,284	186,129
(205,459)		(395,593)	(367,241)	(789,175)	(1,981,758)	(4,658,586)

(161,430)		46,719	262,955	(15,462)	(541,906)	(1,851,611)

See accompanying notes to financial statements.	69

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services - Investment Companies.” Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. For approximately one-half of the Fund’s portfolio, the Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. For the remaining approximately one-half of the Fund’s portfolio, the Fund invests in shares of the iShares Core S&P Mid-Cap ETF.

The performance of the Small/Mid Cap Equity Fund is directly affected by the performance of its underlying investments. The Small/Mid Cap Equity Fund, through its investment in iShares Core S&P Mid-Cap ETF, is subject to the risks of the iShares Core S&P Mid-Cap ETF. As of June 30, 2018, the Small/Mid Cap Equity Fund invested 47.73% of its total assets in the iShares Core S&P Mid-Cap ETF. Financial statements for the iShares Core S&P Mid-Cap ETF are available, without charge, on the SEC’s website at sec.gov.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the MSCI Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Interest income is recorded on the accrual basis, and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes and Distributions to Shareholders.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2018. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2018:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—
Common Stocks (a)	$80,994,872	$—	$—	$80,994,872
Short-term Investments	2,592,921	—	—	2,592,921
Small/Mid Cap Equity Fund					—	—	—
Common Stocks (a)	39,881,945	—	—	39,881,945
Registered Investment Companies	37,924,445	—	—	37,924,445
Short-term Investments	1,436,779	—	—	1,436,779
International Equity Fund					—	—	—
Common Stocks (a)	15,428,002	38,291,794	—	53,719,796
Preferred Stocks (a)	70,899	—	—	70,899
Short-term Investments	2,635,584	—	—	2,635,584
Large Cap Index Fund					(136,182)	—	—	(136,182)
Common Stocks (a)	699,798,501	—	—	699,798,501
Short-term Investments	5,613,024	—	—	5,613,024
Small Cap Index Fund					(54,068)	—	—	(54,068)
Common Stocks (a)	353,941,739	25,890	0	353,967,629
Short-term Investments	2,661,957	—	—	2,661,957
International Index Fund					(26,622)	—	—	(26,622)
Common Stocks (a)	3,243,959	311,413,284	0	314,657,243
Preferred Stocks (a)	—	1,721,058	—	1,721,058
Short-term Investments	199,078	—	—	199,078
Balanced Fund					—	—	—
Registered Investment Companies	97,233,648	—	—	97,233,648
Bond Fund					—	—	—
Corporate Bonds (a)	—	112,321,914	—	112,321,914
U.S. Treasury Obligations	—	33,549,570	—	33,549,570
Short-term Investments	5,345,553	—	—	5,345,553
Money Market Fund					—	—	—
Short-term Investments	1,693,849	26,342,060	—	28,035,909

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Equity Fund’s holdings listed on the Sao Paulo Stock Exchange and International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchanges were closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On June 30, 2018, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks valued on June 30, 2018 at $35,841,727 were transferred from Level 1 to Level 2 in the International Equity Fund and $308,016,533 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of June 30, 2018 as compared to December 31, 2017.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2017 or for the period ended June 30, 2018. The remaining Funds did not hold any Level 3 securities as of December 31, 2017, or for the period ended June 30, 2018.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

4.	Investment Adviser-Proposed Reorganizations with BlackRock Funds and Proposed Liquidation of the Large Cap Equity Fund, Small/Mid Cap Equity Fund and International Equity Fund

At a special meeting held on May 23, 2018, the Board approved a separate Agreement and Plan of Reorganization for six of the funds of the Trust pursuant to which each fund listed in the chart immediately below under the heading “Target Funds” (each, a “Target Fund” and collectively, the “Target Funds”) would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into a corresponding mutual fund advised by BlackRock Advisors, LLC as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Reorganizations are subject to the completion of certain conditions, including approval by the applicable Target Fund’s shareholders.

Target Funds	Acquiring Funds

Large Cap Equity Index Fund	BlackRock S&P 500 Index V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

Small Cap Equity Index Fund	BlackRock Small Cap Index V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

International Equity Index Fund	BlackRock International Index V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

Bond Fund	BlackRock Total Return V.I. Fund, a series of BlackRock Variable Series Funds II, Inc.

Stock and Bond Balanced Fund	BlackRock iShares® Dynamic Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

Money Market Fund	BlackRock Government Money Market V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

With respect to each Target Fund, the Agreement and Plan of Reorganization provides for: (i) the transfer and delivery of all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares (including fractional shares) by the Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Target Fund as a series of Variable Product Trust.

At its May 23, 2018 special meeting, the Board also approved a Plan of Liquidation related to the Variable Product Trust’s Large Cap Equity Fund, Small/ Mid Cap Equity Fund and the International Equity Fund (each, a “Liquidating Fund” and collectively, the “Liquidating Funds”). The Plan of Liquidation provides that each Liquidating Fund will be liquidated and dissolved, and describes the steps a Liquidating Fund must take to liquidate and dissolve. Implementing the Plan of Liquidation for a Liquidating Fund is contingent upon a majority of the outstanding voting securities for that fund approving a “Plan of Substitution.” The Plan of Substitution provides that to the extent a Variable Contract owner does not transfer subaccount value attributable to a Liquidating Fund to another subaccount under their policy prior to the liquidation of the Liquidating Fund, the account value automatically will be transferred by State Farm Life Insurance Company or State Farm Life & Accident Assurance Company to the subaccount that invests in Variable Product Trust’s Money Market Fund.

At its May 23, 2018 special meeting, the Board approved convening a special meeting of the Variable Product Trust’s shareholders on September 14, 2018 at 8:00 a.m. at the offices of State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001 (the “Meeting”) to address the following proposals:

•	Ask shareholder of each Target Fund to approve the Agreement and Plan of Reorganization;

•

Ask shareholders of the Variable Product Trust’s Stock and Bond Balanced Fund to approve the elimination of a fundamental investment restriction related to the types of investments that the Stock and Bond Balanced Fund may make (currently, that restriction prevents the Stock and Bond Balanced Fund from investing in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940, as amended), U.S. Government securities, or short-term paper), and

•	Ask shareholders of the Liquidating Funds to approve a Plan of Substitution.

The Reorganization of a Target Fund will not occur unless a majority of the outstanding voting securities of the Target Fund approves the Reorganization at the Meeting, or at any adjournments of the Meeting. The Reorganization of the Stock and Bond Balanced Fund will not occur unless a majority of the outstanding voting securities of the Stock and Bond Balanced Fund approves its Reorganization and also approves the elimination of the fundamental investment restriction described above. No Reorganization is contingent upon the approval of any other Reorganization (that is, if shareholders of one Target Fund approves the Reorganization of such Fund, it will proceed even if shareholders of another Target Fund do not approve that Fund’s Reorganization).

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Implementation of the Plan of Liquidation will not occur with respect to a Liquidating Fund unless a majority of the outstanding voting securities of the Liquidating Fund approves the Plan of Substitution at the Meeting, or at any adjournment of the Meeting. Implementation of the Plan of Substitution for a Liquidating Fund is not contingent upon the approval of the Plan of Substitution with respect to another Liquidating Fund (that is, if shareholders of one Liquidating Fund approves the Plan of Substitution related to such Fund, the liquidation of that Fund will proceed even if shareholders of another Liquidating Fund do not approve that Plan of Substitution related to such Fund).

It is currently anticipated that if approved by shareholders, the closing date for each Reorganization of a Target Fund and the liquidation of a Liquidating Fund may vary, but all closings/liquidations are expected to be completed by the fourth quarter of 2018.

5.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared futures contracts. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of December 31, 2017, neither Fund has entered into a forward foreign currency contract.

As of June 30, 2018, the fair values of derivative instruments, which are also disclosed in the Schedules of Investments, were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Large Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$(136,182	)(a)

Total			$—		$(136,182)

Small Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$(54,068	)(a)

Total			$—		$(54,068)

International Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$(26,622	)(a)

Total			$—		$(26,622)

(a) Represents cumulative unrealized gain or loss on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2018, the effect of derivative instruments on the Statements of Operations was as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount of Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Large Cap Index Fund	Stock Index Futures Contracts	$974,962	$(220,179)
Small Cap Index Fund	Stock Index Futures Contracts	459,042	(82,438)
International Index Fund	Stock Index Futures Contracts	94,365	(26,939)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the International Equity Fund and International Equity Index Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”)or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including certain forward foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts). For financial reporting purposes, cash and non-cash collateral that has been pledged to cover obligations of a Fund, if any, are noted in the Schedules of Investments. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities is based on contractual netting/set-off provisions in the ISDA Master Agreement; however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The Funds did not invest in any portfolio securities or enter into any derivative transactions with gross exposure on the Statement of Assets and Liabilities that could be netted subject to netting agreements as of June 30, 2018.

As of June 30, 2018, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased
Large Cap Index Fund	74	$10,078,342
Small Cap Index Fund	53	4,171,126
International Index Fund	39	2,526,742

6.	Income Taxes and Distributions to Shareholders

As of December 31, 2017, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2017, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2018.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2018, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$66,901,863	$18,706,962	$(2,021,032)	$16,685,930
Small/Mid Cap Equity Fund	66,835,919	14,169,040	(1,761,790)	12,407,250
International Equity Fund	47,057,324	11,697,817	(2,328,862)	9,368,955
Large Cap Index Fund	412,874,684	339,313,853	(46,913,194)	292,400,659
Small Cap Index Fund	257,406,807	125,347,207	(26,178,496)	99,168,711
International Index Fund	269,569,757	108,354,711	(61,373,711)	46,981,000
Balanced Fund	69,261,350	29,788,052	(1,815,754)	27,972,298
Bond Fund	154,635,922	504,544	(3,923,429)	(3,418,885)
Money Market Fund	28,035,909	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments may relate to one or more of the following: return of capital transactions, mark-to-market of Passive Foreign Investment Companies (“PFICs”), mark-to-market of non-PFICs, wash sales, open futures contracts unrealized gain (loss), partnership distributive share adjustments and deemed dividend distributions.

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

After utilizing capital loss carryforwards to offset realized capital gains in 2017, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. As of December 31, 2017, if not applied, the carryforwards will expire as follows:

		Year of Expiration	Non Expiring		Total Capital Loss
Fund	Utilized in 2017	2018	Short-term	Long-term	Carryforwards
International Equity Fund	$2,806,976	$924,320	—	—	$924,320

The International Equity Fund had a capital loss carryforward of $827,605 that expired in 2017 and was reclassified from accumulated net realized gain (loss) to paid-in-capital on the Statement of Assets and Liabilities.

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

As of December 31, 2017, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Accumulated
Fund	Ordinary Income	Long-term Gain	Appreciation (Depreciation)	Capital and Other Losses	Total
Large Cap Equity Fund	$437,740	$1,211,296	$18,008,729	$—	$19,657,765
Small/Mid Cap Equity Fund	188,464	750,525	8,466,192	—	9,405,181
International Equity Fund	357,829	—	11,912,049	(924,320)	11,345,558
Large Cap Index Fund	13,399,495	23,658,862	294,812,941	—	331,871,298
Small Cap Index Fund	181,651	1,970,800	100,445,854	—	102,598,305
International Index Fund	466,135	473,991	64,482,972	—	65,423,098
Balanced Fund	2,510,025	1,665,267	28,728,175	—	32,903,467
Bond Fund	—	24,714	1,447,031	—	1,471,745
Money Market Fund	—	—	—	—	—

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2017 relates to one or more of the following: short-term capital gains, foreign currency contracts, mark-to-market of PFICs, mark-to-market of non-PFICs, post-October loss deferrals, and return of capital transactions.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the timing of the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications for permanent differences among certain capital accounts without impacting its net asset value.

As of December 31, 2017, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Large Cap Equity Fund	$—	$(1,381)	$—	$1,381
Small/Mid Cap Equity Fund	(106)	(2,977)	—	3,083
International Equity Fund	(828,766)	813,407	—	15,359
Large Cap Index Fund	—	131,462	—	(131,462)
Small Cap Index Fund	—	26,891	—	(26,891)
International Index Fund	(17)	(256,973)	—	256,990
Balanced Fund	—	(45,554)	—	45,554

The tax character of distributions was designated as follows for the year ended December 31, 2017.

2017	Ordinary Income	Long-term Capital Gain	Total
Large Cap Equity Fund	$1,574,150	$4,150,512	$5,724,662
Small/Mid Cap Equity Fund	2,767,096	3,968,059	6,735,155
Large Cap Index Fund	12,843,321	17,364,153	30,207,474
Small Cap Index Fund	5,409,376	17,444,345	22,853,721
International Index Fund	9,117,495	3,632,907	12,750,402
Balanced Fund	2,232,978	3,204,554	5,437,532

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended December 31, 2017.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

7.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (accrued on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund (a)	0.13% on the first $500 million
0.12% on the next $250 million
0.11% on the next $250 million
0.085% on the next $2 billion
0.06% on amounts exceeding $3 billion
Small Cap Index Fund (a)	0.15% on the first $150 million
0.13% on the next $850 million
0.105% on the next $2 billion
0.08% on amounts exceeding $3 billion
International Index Fund (a)	0.16% on the first $150 million
0.14% on the next $850 million
0.115% on the next $2 billion
0.09% on amounts exceeding $3 billion
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.10% of average daily net assets

(a)   For purposes of calculating the breakpoints in the preceding table, the assets of the following funds are combined: S&P 500 Index Fund of the State Farm Mutual Fund Trust and the Large Cap Index Fund; Small Cap Index Fund of the State Farm Mutual Fund Trust and the Small Cap Index Fund; and International Index Fund of the State Farm Mutual Fund Trust and the International Index Fund.

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Large Cap Equity Fund; Bridgeway as the investment sub-adviser to provide day-to-day portfolio management for approximately one-half of the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross, and BlackRock determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Marsico’s, Northern Cross’s, and BlackRock’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2018, the following fees were earned by BlackRock, Bridgeway, Westwood, Marsico, and Northern Cross for sub-advisory services (not all amounts earned were paid during the period):

Fund	BlackRock	Bridgeway	Westwood	Marsico	Northern Cross
Large Cap Equity Fund	$—	$86,006	$65,220	$—	$—
Small/Mid Cap Equity Fund	—	107,640	—	—	—
International Equity Fund	—	—	—	75,339	80,347
Large Cap Index Fund	54,972	—	—	—	—
Small Cap Index Fund	57,424	—	—	—	—
International Index Fund	73,987	—	—	—	—

Total Sub-Advisory Fees	$186,383	$193,646	$65,220	$75,339	$80,347

Expense Reduction Agreements

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund (other than the investment advisory and management services fee, acquired fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the Balanced Fund, SFIMC has agreed to reimburse all expenses incurred by the Fund other than acquired fund fees and expenses. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets. With respect to the Large Cap Index Fund and the Small Cap Index Fund, SFIMC has agreed to reimburse all custody fees. Prior-year reimbursements and waivers, if any, are not subject to recapture.

SFIMC has agreed to waive its fees to the extent necessary to prevent the Money Market Fund’s net investment income from decreasing below zero.

These expense reductions are voluntary and may be eliminated by SFIMC at any time.

Effective May 1, 2017, SFIMC contractually agreed to waive 0.29% of investment advisory and management services fees for the Small/Mid Cap Equity Fund producing a net fee of 0.51% (0.80% - 0.29%). SFIMC may not discontinue this waiver before April 30, 2019 without the consent of the Board.

Line of credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended June 30, 2018.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

8.	Investment transactions

For the six months ended June 30, 2018, investment transactions (exclusive of short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
Large Cap Equity Fund	$18,650,281	$19,637,383	—	—
Small/Mid Cap Equity Fund	6,087,580	6,591,178	—	—
International Equity Fund	8,974,981	9,910,354	—	—
Large Cap Index Fund	10,584,357	24,532,762	—	—
Small Cap Index Fund	45,781,847	50,022,475	—	—
International Index Fund	6,367,420	6,180,813	—	—
Balanced Fund	2,857,748	4,800,000	—	—
Bond Fund	6,409,178	4,483,371	7,399,414	10,000,000

Cross trades for the six months ended June 30, 2018 were executed by the Large Cap Index and Small Cap Index Funds pursuant to Rule 17a-7 under the Investment Company Act of 1940 with other mutual funds that are affiliated with BlackRock, but are not part of the State Farm family of funds. Cross trading is the buying or selling of portfolio securities between funds. At its regularly scheduled quarterly meetings, the Board of Trustees reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2018		Year ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.73		$11.93	$12.04	$12.91	$11.38	$8.61
Income from Investment Operations
Net investment income (a)	0.07		0.13	0.12	0.13	0.12	0.10
Net gain (loss) on investments (both realized and unrealized)	0.47		2.71	0.84	0.06	1.68	2.77

Total from investment operations	0.54		2.84	0.96	0.19	1.80	2.87

Less Distributions
Net investment income	—		(0.12)	(0.12)	(0.14)	(0.17)	(0.10)
Net realized gain	—		(0.92)	(0.95)	(0.92)	(0.10)	—

Total distributions	—		(1.04)	(1.07)	(1.06)	(0.27)	(0.10)

Net asset value, end of period	$14.27		$13.73	$11.93	$12.04	$12.91	$11.38

Total Return (b)	3.93%		23.81%	7.83%	1.33%	15.75%	33.33%
Net assets, end of period (millions)	$83.6		$81.0	$66.9	$63.8	$63.4	$55.0
Ratios to average net assets assuming expense reductions
Expenses	0.68	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.93	%(c)	0.96%	0.99%	1.01%	0.98%	0.95%
Ratios to average net assets absent expense reductions
Expenses	0.68	%(c)	0.71%	0.70%	0.71%	0.73%	0.72%
Net investment income	0.93	%(c)	0.95%	0.99%	1.00%	0.95%	0.93%
Portfolio turnover rate	47	%(c)	55%	56%	52%	51%	68%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

82	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2018		Year ended December 31,
	Unaudited		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.26		$12.07	$10.77	$12.00	$13.12	$11.06
Income from Investment Operations
Net investment income (a)	0.07		0.08	0.04	0.07	0.03	0.01
Net gain (loss) on investments (both realized and unrealized)	0.87		1.34	1.36	(0.54)	0.62	3.83

Total from investment operations	0.94		1.42	1.40	(0.47)	0.65	3.84

Less Distributions
Net investment income	—		(0.08)	(0.04)	(0.08)	(0.03)	(0.12)
Net realized gain	—		(1.15)	(0.06)	(0.68)	(1.74)	(1.66)

Total distributions	—		(1.23)	(0.10)	(0.76)	(1.77)	(1.78)

Net asset value, end of period	$13.20		$12.26	$12.07	$10.77	$12.00	$13.12

Total Return (b)	7.58%		11.79%	13.01%	(3.99)%	4.94%	34.96%
Net assets, end of period (millions)	$79.4		$74.3	$67.4	$60.4	$63.7	$61.1
Ratios to average net assets assuming expense reductions
Expenses	0.61	%(c)	0.70%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.11	%(c)	0.65%	0.39%	0.61%	0.23%	0.09%
Ratios to average net assets absent expense reductions
Expenses	0.90	%(c)	0.92%	0.93%	0.93%	0.94%	0.95%
Net investment income	0.82	%(c)	0.43%	0.36%	0.58%	0.19%	0.04%
Portfolio turnover rate	17	%(c)	96%	106%	119%	103%	115%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	83

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2018		Year ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.16		$9.84	$10.44	$10.54	$11.34	$9.76
Income from Investment Operations
Net investment income (a)	0.09		0.06	0.06	0.07	0.08	0.12
Net gain (loss) on investments (both realized and unrealized)	0.10		3.32	(0.60)	(0.09)	(0.75)	1.63

Total from investment operations	0.19		3.38	(0.54)	(0.02)	(0.67)	1.75

Less Distributions
Net investment income	—		(0.06)	(0.06)	(0.08)	(0.13)	(0.17)
Net realized gain	—		—	—	—	—	—

Total distributions	—		(0.06)	(0.06)	(0.08)	(0.13)	(0.17)

Net asset value, end of period	$13.35		$13.16	$9.84	$10.44	$10.54	$11.34

Total Return (b)	1.44%		34.35%	(5.17)%	(0.17)%	(5.96)%	17.97%
Net assets, end of period (millions)	$56.5		$55.7	$41.6	$44.2	$44.4	$47.4
Ratios to average net assets assuming expense reductions
Expenses	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.37	%(c)	0.51%	0.58%	0.59%	0.75%	1.10%
Ratios to average net assets absent expense reductions
Expenses	1.05	%(c)	1.13%	1.06%	1.12%	1.23%	1.18%
Net investment income	1.32	%(c)	0.38%	0.52%	0.47%	0.52%	0.92%
Portfolio turnover rate	33	%(c)	46%	104%	122%	98%	77%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

84	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2018		Year ended December 31,
	(Unaudited)		2017		2016		2015	2014	2013
Net asset value, beginning of period	$22.38		$19.24		$18.53		$19.32	$17.85	$14.10
Income from Investment Operations
Net investment income (a)	0.20		0.40		0.38		0.35	0.33	0.29
Net gain (loss) on investments (both realized and unrealized)	0.37		3.72		1.73		(0.15)	1.97	4.16

Total from investment operations	0.57		4.12		2.11		0.20	2.30	4.45

Less Distributions
Net investment income	—		(0.40)		(0.40)		(0.34)	(0.31)	(0.30)
Net realized gain	—		(0.58)		(1.00)		(0.65)	(0.52)	(0.40)

Total distributions	—		(0.98)		(1.40)		(0.99)	(0.83)	(0.70)

Net asset value, end of period	$22.95		$22.38		$19.24		$18.53	$19.32	$17.85

Total Return (b)	2.55%		21.70%		11.74%		1.12%	13.37%	32.01%
Net assets, end of period (millions)	$706.6		$713.2		$627.1		$603.1	$637.1	$599.5
Ratios to average net assets
Expenses (c)	0.14	%(d)	0.15	%(e)	0.19	%(e)	0.29%	0.28%	0.29%
Net investment income	1.79	%(d)	1.92%		2.01%		1.80%	1.75%	1.80%
Portfolio turnover rate	3	%(d)	3%		3%		3%	3%	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	The expense ratio includes the effect of expense reimbursements that are less than 0.01%.

(d)	Determined on an annualized basis.

(e)	The expense ratios include the effect of expense reduction changes.

See accompanying notes to financial statements.	85

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2018		Year ended December 31,
	(Unaudited)		2017		2016		2015	2014	2013
Net asset value, beginning of period	$14.57		$13.63		$11.78		$13.46	$13.99	$10.85
Income from Investment Operations
Net investment income (a)	0.09		0.16		0.15		0.11	0.11	0.09
Net gain (loss) on investments (both realized and unrealized)	1.01		1.83		2.33		(0.74)	0.51	4.05

Total from investment operations	1.10		1.99		2.48		(0.63)	0.62	4.14

Less Distributions
Net investment income	—		(0.16)		(0.16)		(0.12)	(0.11)	(0.11)
Net realized gain	—		(0.89)		(0.47)		(0.93)	(1.04)	(0.89)

Total distributions	—		(1.05)		(0.63)		(1.05)	(1.15)	(1.00)

Net asset value, end of period	$15.67		$14.57		$13.63		$11.78	$13.46	$13.99

Total Return (b)	7.55%		14.55%		20.96%		(4.86)%	4.37%	38.27%
Net assets, end of period (millions)	$356.9		$340.4		$315.3		$276.2	$306.2	$309.2
Ratios to average net assets assuming expense reductions
Expenses	0.23	%(c)	0.22	%(d)	0.30	%(d)	0.49%	0.48%	0.49%
Net investment income	1.16	%(c)	1.11%		1.23%		0.84%	0.76%	0.68%
Ratios to average net assets absent expense reductions
Expenses	0.25	%(c)	0.23%		0.31%		0.50%	0.49%	0.50%
Net investment income	1.14	%(c)	1.10%		1.22%		0.83%	0.75%	0.67%
Portfolio turnover rate	27	%(c)	12%		15%		14%	15%	13%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	The expense ratios include the effect of expense reduction changes.

86	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2018		Year ended December 31,
	(Unaudited)		2017		2016		2015	2014	2013
Net asset value, beginning of period	$14.28		$11.84		$12.21		$12.76	$14.01	$11.86
Income from Investment Operations
Net investment income (a)	0.27		0.36		0.34		0.31	0.44	0.31
Net gain (loss) on investments (both realized and unrealized)	(0.67)		2.65		(0.24)		(0.45)	(1.26)	2.18

Total from investment operations	(0.40)		3.01		0.10		(0.14)	(0.82)	2.49

Less Distributions
Net investment income	—		(0.40)		(0.35)		(0.30)	(0.43)	(0.34)
Net realized gain	—		(0.17)		(0.12)		(0.11)	—	—

Total distributions	—		(0.57)		(0.47)		(0.41)	(0.43)	(0.34)

Net asset value, end of period	$13.88		$14.28		$11.84		$12.21	$12.76	$14.01

Total Return (b)	(2.80)%		25.40%		0.90%		(1.16)%	(5.88)%	20.96%
Net assets, end of period (millions)	$320.3		$334.2		$275.5		$280.9	$290.8	$316.8
Ratios to average net assets
Expenses (c)	0.23	%(d)	0.26	%(e)	0.42	%(e)	0.68%	0.64%	0.67%
Net investment income	3.85	%(d)	2.69%		2.83%		2.31%	3.12%	2.41%
Portfolio turnover rate	4	%(d)	4%		3%		3%	3%	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	The expense ratio includes the effect of expense reimbursements that are less than 0.01%.

(d)	Determined on an annualized basis.

(e)	The expense ratios include the effect of expense reduction changes.

See accompanying notes to financial statements.	87

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2018		Year ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$17.07		$15.87	$15.56	$16.12	$15.44	$13.54
Income from Investment Operations
Net investment income (a)	0.08		0.35	0.37	0.34	0.34	0.33
Net gain (loss) on investments (both realized and unrealized)	0.08		1.84	0.84	(0.16)	1.07	2.08

Total from investment operations	0.16		2.19	1.21	0.18	1.41	2.41

Less Distributions
Net investment income	—		(0.38)	(0.37)	(0.37)	(0.34)	(0.32)
Net realized gain	—		(0.61)	(0.53)	(0.37)	(0.39)	(0.19)

Total distributions	—		(0.99)	(0.90)	(0.74)	(0.73)	(0.51)

Net asset value, end of period	$17.23		$17.07	$15.87	$15.56	$16.12	$15.44

Total Return (b)	0.94%		13.96%	7.90%	1.11%	9.43%	17.97%
Net assets, end of period (millions)	$97.4		$99.3	$91.5	$90.3	$95.0	$90.4
Ratios to average net assets assuming expense reductions
Expenses (c)	0.00	%(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	0.94	%(d)	2.09%	2.33%	2.11%	2.15%	2.23%
Ratios to average net assets absent expense reductions
Expenses (c)	0.09	%(d)	0.09%	0.08%	0.08%	0.07%	0.08%
Net investment income	0.85	%(d)	2.00%	2.25%	2.03%	2.08%	2.15%
Portfolio turnover rate	6	%(d)	4%	6%	4%	4%	8%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Expense ratios relate to the Balanced Fund only and do not reflect acquired fund fees and expenses.

(d)	Determined on an annualized basis.

88	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2018		Year ended December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.11		$10.16	$10.28	$10.47	$10.42	$10.97
Income from Investment Operations
Net investment income	0.12		0.26	0.29	0.29	0.31	0.33
Net gain (loss) on investments (both realized and unrealized)	(0.31)		(0.04)	(0.07)	(0.18)	0.05	(0.55)

Total from investment operations	(0.19)		0.22	0.22	0.11	0.36	(0.22)

Less Distributions
Net investment income	(0.12)		(0.26)	(0.29)	(0.29)	(0.31)	(0.33)
Net realized gain	—		(0.01)	(0.05)	(0.01)	—	—

Total distributions	(0.12)		(0.27)	(0.34)	(0.30)	(0.31)	(0.33)

Net asset value, end of period	$9.80		$10.11	$10.16	$10.28	$10.47	$10.42

Total Return (a)	(1.87)%		2.15%	2.08%	1.01%	3.52%	(2.06)%
Net assets, end of period (millions)	$152.4		$154.6	$155.4	$161.0	$167.2	$168.8
Ratios to average net assets
Expenses (b)	0.59	%(c)	0.60%	0.58%	0.59%	0.58%	0.58%
Net investment income	2.49	%(c)	2.53%	2.77%	2.77%	2.99%	3.06%
Portfolio turnover rate	19	%(c)	19%	10%	9%	7%	14%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	The expense ratio includes the effect of expense reimbursements that are less than 0.01%.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	89

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2018		Year ended December 31,
	(Unaudited)		2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations
Net investment income (a)	0.01		0.01		—		—		—		—

Total from investment operations	0.01		0.01		—		—		—		—

Less Distributions
Net investment income (a)	(0.01)		(0.01)		—		—		—		—

Total distributions	(0.01)		(0.01)		—		—		—		—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return (b)	0.67%		0.64%		0.05%		0.00%		0.00%		0.00%
Net assets, end of period (millions)	$28.0		$28.5		$30.4		$31.6		$34.0		$35.9
Ratios to average net assets assuming expense reductions
Expenses	0.20	%(c)	0.20	%(d)	0.30	%(d)(e)	0.10	%(e)	0.07	%(e)	0.08	%(e)
Net investment income	1.35	%(c)	0.63%		0.05%		0.00%		0.00%		0.00%
Ratios to average net assets absent expense reductions
Expenses	0.41	%(c)	0.41%		0.58%		0.71%		0.62%		0.63%
Net investment income	1.14	%(c)	0.42%		(0.23)%		(0.61)%		(0.55)%		(0.55)%

(a)	Net investment income and distributions represent less than $0.01 per share in 2016.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	The expense ratio includes the effect of the voluntary fee waiver from SFIMC described in Note 7 under Fees and Other Transactions with Affiliates.

90	See accompanying notes to financial statements.

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

231-3602.19-CH

AP2018/08/9817

8-2018
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-888-702-2307.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 28, 2018

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	August 28, 2018